REGISTRATION NO. 333-136776/811-04909

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 6	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 24	☒

(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT SL

(Exact Name of Registrant)

Symetra Life Insurance Company

(Name of Depositor)

777 108th Avenue NE, Suite 1200, Bellevue, Washington	98004
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code (425) 256-8000

Name and Address of Agent for Service

Jacqueline Veneziani

777 108th Ave NE, Suite 1200

Bellevue, Washington 98004

(425) 256-5026

Approximate date of Proposed Public Offering:

As Soon as Practicable after the effective date of this registration statement.

If appropriate, check the following:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2008 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:

Flexible Premium Variable Life Insurance Policies

CompleteSM
A FutureSystem TM Life Model
Design. Patent Pending

INDIVIDUAL FLEXIBLE
PREMIUM VARIABLE LIFE INSURANCE POLICY

issued by

SYMETRA SEPARATE
ACCOUNT SL
and
SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

To learn more about the Complete Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at
1-800-796-3872, visiting us at our website at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: May 1, 2008

AIM VARIABLE INSURANCE FUNDS

•  AIM V.I. Basic Value Fund (Series I shares)

•  AIM V.I. Capital Appreciation Fund (Series I shares)

•  AIM V.I. Capital Development Fund (Series I shares)

•  AIM V.I. International Growth Fund (Series I shares)

•  AIM V.I. Small Cap Equity Fund (Series I shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•  American Century VP Balanced Fund

•  American Century VP Inflation Protection Fund

•  American Century VP International Fund

•  American Century VP Large Company Value Fund

•  American Century VP Ultra® Fund

•  American Century VP Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS ("Dreyfus IP")

•  Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")

•  Dreyfus VIF - International Value Portfolio - Initial Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•  Fidelity VIP Contrafund® Portfolio - Initial Class

•  Fidelity VIP Equity-Income Portfolio - Initial Class

•  Fidelity VIP Growth & Income Portfolio - Initial Class

•  Fidelity VIP High Income Portfolio - Initial Class

•  Fidelity VIP Investment Grade Bond Portfolio - Initial Class

•  Fidelity VIP Mid Cap Portfolio - Initial Class

•  Fidelity VIP Money Market Portfolio - Initial Class

•  Fidelity VIP Overseas Portfolio - Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•  Franklin Flex Cap Growth Securities Fund - Class 2

•  Franklin Income Securities Fund - Class 1

•  Franklin Small Cap Value Securities Fund - Class 1

•  Franklin Small-Mid Cap Growth Securities Fund - Class 1

•  Franklin U.S. Government Fund - Class 1

•  Franklin Zero Coupon 2010 Fund - Class 1

•  Franklin Templeton VIP Founding Funds Allocation Fund - Class 1

•  Mutual Shares Securities Fund - Class 1

•  Templeton Developing Markets Securities Fund - Class 1

•  Templeton Global Income Securities Fund - Class 1

•  Templeton Growth Securities Fund - Class 1

IBBOTSON ETF ALLOCATION SERIES

•  Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I

•  Ibbotson Balanced ETF Asset Allocation Portfolio - Class I

•  Ibbotson Conservative ETF Asset Allocation Portfolio - Class I

•  Ibbotson Growth ETF Asset Allocation Portfolio - Class I

•  Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

JPMORGAN INSURANCE TRUST

•  JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Shares

•  JPMorgan Insurance Trust Government Bond Portfolio - Class 1 Shares

•  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Shares

J.P. MORGAN SERIES TRUST II

•  JPMorgan Bond Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•  Neuberger Berman AMT Guardian Portfolio - Class I

•  Neuberger Berman AMT Regency Portfolio - Class I

•  Neuberger Berman AMT Mid Cap Growth Portfolio - Class I

PIMCO VARIABLE INSURANCE TRUST

•  PIMCO All Asset Portfolio - Administrative Class Shares

•  PIMCO CommodityRealReturn(TM) Strategy Portfolio - Administrative Class Shares

•  PIMCO Total Return Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•  Pioneer Emerging Markets VCT Portfolio - Class I Shares

•  Pioneer Equity Income VCT Portfolio - Class I Shares

•  Pioneer High Yield VCT Portfolio - Class I Shares

•  Pioneer Mid Cap Value VCT Portfolio - Class I Shares

•  Pioneer Real Estate VCT Portfolio - Class I Shares

•  Pioneer Small Cap Value VCT Portfolio - Class I Shares

•  Pioneer Strategic Income VCT Portfolio - Class I Shares

SUMMIT MUTUAL FUNDS, INC.

•  Summit Balanced Index Portfolio

•  Summit EAFE International Index Portfolio

•  Summit Nasdaq-100 Index Portfolio

•  Summit Russell 2000 Small Cap Index Portfolio

•  Summit S&P MidCap 400 Index Portfolio

VANGUARD® VARIABLE INSURANCE FUND PORTFOLIOS

•  Vanguard VIF - Balanced Portfolio

•  Vanguard VIF - Capital Growth Portfolio

•  Vanguard VIF - Diversified Value Portfolio

•  Vanguard VIF - Equity Income Portfolio

•  Vanguard VIF - Equity Index Portfolio

•  Vanguard VIF - High Yield Bond Portfolio

•  Vanguard VIF - International Portfolio

•  Vanguard VIF - Mid-Cap Index Portfolio

•  Vanguard VIF - REIT Index Portfolio

•  Vanguard VIF - Short Term Investment Grade Portfolio

•  Vanguard VIF - Small Company Growth Portfolio

•  Vanguard VIF - Total Bond Market Index Portfolio

•  Vanguard VIF - Total Stock Market Index Portfolio

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

6. TAXES	20

In General	20

Tax Status of the Policy	20

Modified Endowment Contracts	20

Distributions from Non-MEC Policies	21

Investor Control and Diversification	21

Tax Withholding	21

Business Use of Policy	21

Our Income Taxes	22

7. ACCESS TO YOUR MONEY	22

Loans	22

Withdrawals	22

Surrender	23

8. OTHER INFORMATION	23

Symetra Life	23

Separate Account	23

Changes to the Separate Account	23

General Account	23

Distribution (Principal Underwriter)	23

Legal Proceedings	24

Right to Suspend Transfers, Loans, Withdrawals, or Surrenders	24

Reports to Policy Owners	24

Amendments to the Policy	25

Website Information	25

Financial Statements	25

9. HYPOTHETICAL ILLUSTRATIONS	26

DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where correspondence and payments should be mailed. The address is PO Box 724027, Atlanta, Georgia 31139-1027.

Business Day	Any day the New York Stock Exchange is open for regular trading.

General Account	All of Symetra Life's assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life's principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Insured	The person whose life we insure under the policy.

Monthly Anniversary	The same date in each succeeding month as the Policy Date. If a Monthly Anniversary falls on a day that the New York Stock Exchange (NYSE) is not open for trading, the Monthly Anniversary will be the next Business Day that the NYSE is open for trading. Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender Value	The amount of your Policy Value minus any loan and accrued loan interest and any accrued monthly deductions.

NYSE	The New York Stock Exchange.

Owner	The person or legal entity entitled to exercise all rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as the Policy Date.

Policy Date	The date the Policy is effective. Policy years and anniversaries are measured from this date.

Policy Value	The sum of the value of policy assets in the Symetra Fixed Account and the Separate Account.

Portfolios	The variable investment options available under the policy.

Separate Account	Symetra Separate Account SL which is a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your policy generally refers to "Portfolios" when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides for guaranteed interest and is part of Symetra's General Account.

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BENEFIT SUMMARY

You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans you may take. Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the Separate Account invests in 73 Sub-accounts, however, not all Sub-accounts may be available for all policies. The Sub-accounts along with the Symetra Fixed Account are collectively referred to as "investment options". You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders. At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal. After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers. You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed Account may be limited every policy year to 25% of the Policy Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary. See Section 3 - Transfers Among Sub-accounts and the Symetra Fixed Account for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life's and the underlying portfolio's market timing and excessive trading policies and procedures. Scheduled transfer options are also available through dollar cost averaging and Sub-account rebalancing and do not count against your 12 free transfers per policy year.

LOAN BENEFITS

You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%. This results in an annualized cost to you of 0% for loans. Loans will likely have tax consequences.

TAX BENEFITS

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value are not taxable transactions.

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RISK SUMMARY

You should refer to your policy for actual and complete terms of the policy.

PREMIUM PAYMENT RISK

On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy. If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive at least 80% of the total planned premiums, then future planned premiums will be limited.

INVESTMENT RISK

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.

WITHDRAWALS

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an affect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:

•  you will not accumulate enough Policy Value to meet your future financial needs; or

•  your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements.

In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty. We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction will cause it to become a MEC.

LOAN RISKS

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and may not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Loans may also result in policy lapse if the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.

POLICY LAPSE RISK

Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse. If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar days to pay the amount of the loans and loan interest due. If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.

INQUIRIES

For general correspondence or payments please contact our Administrative Office at:

Symetra Life Insurance Company
PO Box 724027
Atlanta, GA 31139-1027
Telephone  1-888-737-3855
Facsimile  1-770-690-1981

For overnight mail, please contact us at:

Symetra Life Insurance Company
6425 Powers Ferry Road, 3rd Floor
Atlanta, GA 30339

Our Home Office is located at:

777 108th Ave. NE, Suite 1200
Bellevue, WA 98004

On the internet, please go to:

http:\\www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning, the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

TRANSACTION FEES

The Transactions Fees Table describes the fees and expenses that you will pay when you buy and own the policy. There are no surrender charges in this policy.

CHARGE	WHEN CHARGE IS DEDUCTED	MAXIMUM AMOUNT DEDUCTED		CURRENT AMOUNT DEDUCTED
STATE PREMIUM TAXES (1)(2)	Upon payment of each premium	3.5	% of each premium	3.5	% of each premium

PREMIUM CHARGE	Upon payment of each premium	2.5	% of each premium	1.25	% of each premium

TRANSFER CHARGE	Assessed for each transfer in excess of 12 transfers in a policy year	$25		$25

(1)  For this policy, "state premium taxes" are based on taxes charged by state and other governmental entities (e.g., municipalities) which are measured by or based upon the amount of premium received by Symetra Life. In Oregon, this is called a premium based administrative charge. These state premium tax charges approximate the actual premium taxes we pay and range from 2.0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)  Under current federal income tax law, we are not taxed on the Separate Account's operations. Thus, we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio operating fees and expenses.

	WHEN CHARGE IS	AMOUNT DEDUCTED
CHARGE	DEDUCTED	GUARANTEED CHARGE	CURRENT CHARGE
COST OF INSURANCE CHARGE (1)(2)	Monthly (2)

Minimum Charge		Annual rate of $0.18 per $1,000 per net amount of risk	Annual rate of $0.09 per $1,000 per net amount of risk

Maximum Charge		Annual rate of $350.32 per $1,000 per net amount of risk	Annual rate of $350.32 per $1,000 per net amount of risk

55 year old Male Standard Non-Nicotine User (2)(3)		Annual rate of $6.52 per $1,000 per net amount of risk	Annual rate of $3.50 per $1,000 per net amount of risk

MORTALITY AND EXPENSE RISK CHARGE (2)(4)	Monthly	Annual rate of 0.75% of the prior day's ending Policy Value	Annual rate of 0.75% of the prior day's ending Policy Value

ADMINISTRATION CHARGE	Monthly	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month

DISTRIBUTION CHARGE (2)(5)	Monthly (2)	Annual rate of 1.5% of the prior day's ending Policy Value	Annual rate of 1.5% of the prior day's ending Policy Value

(1)  This charge is based on the Insured's gender, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policy owner will pay. For more information on the Cost of Insurance Charge that would apply to you, please contact your registered representative or us at our Administrative Office.

(2)  The Cost of Insurance Charge, the Mortality and Expense Risk Charge, and the Distribution Charge are calculated daily and deducted monthly on your Monthly Anniversary. At all times, the Net Cash Surrender Value reflects the daily calculation for these charges. If you surrender your policy, we will deduct any Cost of Insurance Charges, Mortality and Expense Risk Charge, and Distribution Charges accrued and owed to us.

(3)  The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only. The rates will change each policy year thereafter to reflect the Insured's attained age and risk class. For more information on the rate that would apply to you, please contact your registered representative or us at our Administrative Office.

(4)  The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after policy year 30 to an annual rate of 0.50%.

(5)  The Distribution Charge is based on the Policy Value. It ranges from a maximum of 1.50% for the first $499,999.99 of Policy Value to a minimum of 0.50% for Policy Values equal to or in excess of $5,000,000.00.

4

LOAN INTEREST RATE

	WHEN CHARGE IS DEDUCTED	MAXIMUM RATE	CURRENT RATE
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary following the Loan Date (1)	0% of the loan amount (2)	0% of the loan amount

(1)  Loan interest is accrued daily. If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)  We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%. Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.

TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the policy. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2007. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more Acquired Funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more Acquired Funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio is contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual portfolio operating expenses (before any waivers or expense reimbursement)	0.14%	110.50	%(2)

Range of total annual portfolio operating expenses (after any waiver of expense reimbursement) (3)	0.14%	1.48%

(1)  We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)  The highest fee and expense of the underlying Portfolios is equal to 110.50%, which is unusually large for year ended December 31, 2007. The high fee and expense figure is due to the Ibbotson Conservative ETF Asset Allocation Portfolio offered under the contract which is new and has unusually high expenses, before any contractual fee waivers or expense reimbursement arrangements, due to start-up costs and relatively small asset size.

(3)  The range of Total Annual Portfolio Operating Expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2009. Advisers to certain Portfolios offered in the policy agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio. Any waivers or expense reimbursements in place for the available Portfolios did not impact the Portfolios that had the lowest and highest expenses of the available Portfolios. Therefore, the expenses listed for the Portfolios with the highest and lowest total annual portfolio operating expenses are not affected by any waiver of expense reimbursement.

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1.  THE POLICY

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called "flexible" because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called "variable" because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.

State Variations. This prospectus generally describes applicable provisions of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

OWNER

The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED

The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a Modified Endowment Contract ("MEC"), an assignment will likely be taxable. See Section 6-Taxes for more information. An absolute assignment will be considered a change of ownership.

2.  PREMIUMS

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

•  By personal check drawn on U.S. funds; or

•  By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:

•  Cash;

•  Credit cards;

•  Money orders, cashier's checks or travelers checks;

•  Third party checks; or

•  Agency checks, unless drawn on a trust or fiduciary account.

POLICY DATE

The effective date of insurance coverage ("Policy Date") is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date. The Policy Date is shown in the policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS

When you apply for the policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as "planned premiums". Your initial premium must be at least $25,000. Approval of your premium plan is subject to our underwriting requirements.

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After you pay the initial premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial premium payment to meet your needs. We will send you quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year's planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period.  We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the "extended premium acceptance period". If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium deficit. Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

•  the planned annual premium for each subsequent policy year, and

•  the annual premium paid in the policy year in which the total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.

The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan. This causes the cumulative percentage to fall below 80% following policy year 3. As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued. In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7. Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

	Original		Cumulative			Revised		Cumulative Revised
Policy Year	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)
1	250,000	250,000	250,000	250,000	100%
2	100,000	40,000	350,000	290,000	82.9%
3	100,000	60,000	450,000	350,000	77.8%
4	75,000					60,000	60,000	60,000	60,000	100%
5	50,000					50,000	50,000	110,000	110,000	100%
6	25,000					25,000	10,000	135,000	120,000	88.9%
7	50,000					50,000	15,000	185,000	135,000	73.0%
8	100,000					60,000		245,000
9	100,000					60,000		305,000
10	150,000					60,000		365,000

Premiums Made by 1035 Exchange: In the first policy year you may make a "1035 exchange" into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

•  If the exchange is equal to or no more than 105% of the planned premium by section 1035 exchange amount, it will be accepted in its entirety. A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.

•  If the exchange is more than 105% of the planned premium by section 1035 exchange amount, we will contact you for further instructions. We will examine the risks involved in accepting the 1035 exchange and either issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.

•  If the section 1035 exchange is less than the planned amount, it will be accepted in its entirety and treated like any other premium.

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You should carefully consider whether to make a 1035 exchange into this policy. If the policy's cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated. This means you may need to provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the 1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy. You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office. Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer. Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete policy number, the name in which the policy is issued and other information we may require. Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your "net premium".

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the Administration Charge. See Section 4: Charges and Expenses for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge, the Mortality and Expense Risk Charge, and the Distribution Charge for the current month.

ACCUMULATION UNITS

The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

•  the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by

•  the net asset value per share of a Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day.

The value of an accumulation unit may go up or down from day to day.

When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

Example:  Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE

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closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

POLICY LAPSE

Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in force. This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceeds the Policy Value.

If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value ("lapses"), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans, accrued loan interest or charges.

REINSTATEMENT

If your policy lapses, you have three years from the lapse date and while the Insured is living to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

•  provide us satisfactory evidence of insurability; and

•  pay the amount of premium required so that the total premiums paid since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.

You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy. This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the "Right to Examine" period is ended.

3.  INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following Portfolios are currently offered to policy Owners through the divisions (or "Sub-accounts") of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment adviser of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time. Not all Portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds

AIM V.I. Basic Value Fund	The Fund's investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

AIM V.I. Capital Appreciation Fund	The Fund's investment objective is growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

AIM V.I. Capital Development Fund	The Fund's investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

AIM V.I. International Growth Fund	The Fund's investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

AIM V.I. Small Cap Equity Fund	The Fund's investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
American Century Variable Portfolios, Inc.

American Century VP Balanced Fund	The fund seeks long-term capital growth and current income. VP Balanced invests approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities. Fund shares are not guaranteed by the U.S. government. Generally as interest rates rise, bond prices fall.	American Century Investment Management, Inc.

American Century VP Inflation Protection Fund	This fund seeks protection against U.S. inflation through a long term total return strategy. VP Inflation Protection Fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-adjusted debt securities. Fund shares are not guaranteed by the U.S. government. Generally, as interest rates rise, bond prices fall. The prospectus contains very important information about the characteristics of the underlying security and potential tax implications of owning this fund.	American Century Investment Management, Inc.

American Century VP International Fund	The fund seeks capital growth. The fund seeks its investment objective by investing primarily in securities of companies located in at least three developed countries (excluding the United States). International investing involves special risks, such as political instability and currency fluctuations.	American Century Global Investment Management, Inc.

American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective. The fund seeks its objective by selecting companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.	American Century Investment Management, Inc.

American Century VP Ultra® Fund	The fund seeks long-term capital growth. The fund looks for stocks of larger-sized companies that the portfolio managers believe will increase in value over time, using an investment strategy developed by American Century.	American Century Investment Management, Inc.

American Century VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective. The fund seeks its objective by selecting companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.	American Century Investment Management, Inc.

The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation

Dreyfus Investment Portfolios ("Dreyfus IP")

Dreyfus IP - Technology Growth Portfolio	The portfolio seeks capital appreciation.	The Dreyfus Corporation

Dreyfus Variable Investment Fund ("Dreyfus VIF")

Dreyfus VIF - International Value Portfolio	The portfolio seeks long-term capital growth.	The Dreyfus Corporation

Fidelity® Variable Insurance Products

Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	FMR

Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).	FMR

Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	FMR

Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.	FMR

Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Investment Grade Bond portfolio seeks as high a level of current income as is consistent with the preservation of capital.	FMR

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	FMR

Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	FMR

Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas portfolio seeks long-term growth of capital.	FMR

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.

Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.	Franklin Advisers, Inc.

Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities.	Franklin Advisory Services, LLC

Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.	Franklin Advisers, Inc.

Franklin U.S. Government Fund	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, and normally invests primarily fixed and variable rate mortgage-backed securities.	Franklin Advisers, Inc.

Franklin Zero Coupon 2010 Fund	Seeks as high an investment return as is consistent with capital preservation. The Fund normally invests at least 80% of its net assets in zero coupon debt securities.	Franklin Advisers, Inc.

Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.

The Franklin Templeton VIP Founding Funds Allocation Fund is a "fund of funds", which means that it achieves its objective by investing in two other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.

Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC

Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and normally invests predominantly in equity securities.	Templeton Asset Management Ltd.

Templeton Global Income Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.	Franklin Advisers, Inc.

Templeton Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited

Ibbotson ETF Allocation Series

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

The Ibbotson Portfolios listed above are "Fund-of-Funds" and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Fund-of-Funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.

JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Portfolio	The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Advisors Inc.

JPMorgan Insurance Trust Government Bond Portfolio	The Portfolio seeks a high level of current income with liquidity and safety of principal.	JPMorgan Investment Advisors Inc.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Advisors Inc.

J.P. Morgan Series Trust II

JPMorgan Bond Portfolio	The Portfolio seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.	J.P. Morgan Investment Management Inc.

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management, Inc.

Neuberger Berman AMT Mid Cap Growth Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management, Inc.

Neuberger Berman AMT Regency Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management, Inc.

PIMCO Variable Insurance Trust

PIMCO All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC

PIMCO CommodityRealReturn Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.	Pacific Investment Management Company LLC

PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

Pioneer Variable Contracts Trust

Pioneer Emerging Markets VCT Portfolio	Long-term growth of capital.	Pioneer Investment Management, Inc.

Pioneer Equity Income VCT Portfolio	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.

Pioneer High Yield VCT Portfolio	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.

Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Pioneer Real Estate VCT Portfolio	Long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.

Pioneer Small Cap Value VCT Portfolio	Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

Pioneer Strategic Income VCT Portfolio	A high level of current income.	Pioneer Investment Management, Inc.

Summit Mutual Funds, Inc.

Summit Balanced Index Portfolio	The Balanced Index Portfolio seeks investment results, with respect to approximately 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to approximately 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.	Summit Investment Partners, Inc.

Summit EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Summit Investment Partners, Inc.

Summit Nasdaq-100 Index Portfolio	The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.	Summit Investment Partners, Inc.

Summit Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Summit Investment Partners, Inc.

Summit S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Summit Investment Partners, Inc.

Vanguard Variable Insurance Fund Portfolios

Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	Vanguard Group, Inc.

Vanguard VIF - Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	Vanguard Group, Inc.

Vanguard VIF - Diversified Value Portfolio	The Diversified Value Portfolio seeks to provide long-term capital appreciation and income.	Vanguard Group, Inc.

Vanguard VIF - Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard Group, Inc.

Vanguard VIF - Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Group, Inc.

Vanguard VIF - High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	Vanguard Group, Inc.

Vanguard VIF - International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	Vanguard Group, Inc.

Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return mid-capitalization stocks.	Vanguard Group, Inc.

Vanguard VIF - REIT Index Portfolio	The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.	Vanguard Group, Inc.

Vanguard VIF - Short Term Investment Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	Vanguard Group, Inc.

Vanguard VIF - Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	Vanguard Group, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Vanguard VIF - Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	Vanguard Group, Inc.

Vanguard VIF - Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group, Inc.

The Total Stock Market Index Portfolio is a "fund of funds," which means that it achieves its objective by investing in two other mutual funds rather than in individual securities. Fund-of-Funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that accompany this prospectus or that are available upon request.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and adviser or manager.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisers or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisers, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also receive this compensation for providing services to policy Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this policy is 0.30%. Some advisers may pay us less; some do not pay us any such compensation.

The compensation is not reflected in the expenses that are disclosed by the Portfolios in the fee tables in their prospectuses because this compensation is not paid out of the Portfolios' assets. However, these payments may be made by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor's (or its affiliate's) other sources of revenue. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Administrative Office.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or "12b-1" fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisers may pay us less; most do not pay us any such compensation.

The compensation that we receive may be significant and we may profit from this compensation. When determining which Portfolios to offer in our variable contracts, we consider the Portfolios' name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisers, or their distributors.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy Owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the Portfolios' shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the Symetra Fixed Account.

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DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in the sub classification or investment objectives of the Portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

•  violate state or federal law;

•  be inconsistent with the investment objectives of the Portfolios; or

•  vary from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

SYMETRA FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which the rate can be adjusted again. Annual effective guaranteed interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

•  postpone the transfer for 30 calendar days;

•  limit transfers to the Symetra Fixed Account to 25% of the Policy Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;

•  reduce the amount of the transfer so it does not exceed 25% of the unloaned amount of your Policy Value; and

•  limit the total number of transfers from the Symetra Fixed Account to one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

•  your policy number;

•  the amount of the transfer; and

•  which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing prior to imposing any restrictions. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not count against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing. After your money has been invested, the performance of the Sub-accounts and interest

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credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity. The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by policy Owners. These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy Owners.

Detection and Deterrence. Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to policy Owners, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters.

In general, we monitor for "roundtrip" transfers of the same Sub-account within a thirty-day period. We also monitor for "inter-subaccount" transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•  Any two roundtrip transfers in any rolling ninety-day period; and

•  Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Sub-accounts that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within five Business Days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12-month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within 1 to 2 Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers. If we modify our procedures, they will be applied uniformly to all policy Owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Sub-accounts and dilution of long-term Portfolio Owners' returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy Owners and variable annuity contract Owners. Those Portfolio managers may require us to investigate whether any of our policy Owners are engaged in market timing or other similar activity and to

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cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, Federal regulations require us to provide individual transaction and Policy Owner information to the Portfolio managers when requested. The Portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios' policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio's policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order. Policy Owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other Owners of underlying Portfolio shares, as well as the Owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

4.  CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION

The "Mortality and Expense Risk Charge," "Cost of Insurance Charge," and "Distribution Charge" are collectively referred to as the "monthly deduction" charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. If you take a withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example:  Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge. We calculate a daily deduction for the Mortality and Expense Risk Charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

•  0.75% in policy years 1 - 20;

•  0.60% in policy years 21 - 30; and

•  0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

Cost of Insurance Charge. We calculate a daily deduction for the Cost of Insurance Charge and deduct this charge monthly. The charge is equal to the following:

1.  the daily cost of insurance rate; multiplied by,

2.  the Policy Value at the start of the day.

The Cost of Insurance Charge is based on an annual rate that varies from policy to policy and from day to day and covers the risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the

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Net Amount at Risk. In other words, the Net Amount at Risk is the amount we would pay in addition to your Policy Value upon the Insured's death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

The current cost of insurance rate is based on:

•  the Insured's age;

•  gender, if permitted by law;

•  risk classification; and

•  the policy's duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance cost rates for standard risks are based on the 2001 Commissioner's Standard Ordinary Mortality Table.

The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

Distribution Charge. We calculate a daily deduction for the distribution charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the unloaned amount of the Policy Value:

Unloaned Amount of the Policy Value	Distribution Charge
First $499,999.99	1.50%
Next $500,000 to 999,999.99	1.25%
Next $1,000,000 to 1,999,999.99	1.00%
Next $2,000,000 to 4,999,999.99	0.75%
Next $5,000,000 and above	0.50%

We may issue your policy as part of a "purchase group," such as policies issued on a husband and wife, in which we will combine the unloaned amount of the Policy Values of multiple policies to determine the percentage of your distribution charge. Owners of policies in a purchase group will have an insurable interest in each other. We will determine in our sole discretion whether policies are issued as part of a purchase group. Policies may be added to other issued policies to form a purchase group, but you (or the policy Owner of another policy in the applied-for purchase group) must apply to us in writing to be part of a purchase group and all policy Owners must agree to be part of a purchase group. The purchase group discount is not available in all states; you should discuss its availability with your representative.

The Distribution Charge is paid to compensate primarily the broker-dealer firm that sold you this policy. Some broker-dealers work with wholesaling firms that also may be compensated from the Distribution Charge.

ADMINISTRATION CHARGE

The Administration Charge is a monthly charge of .025% of the Policy Value. The maximum Administration Charge will not exceed $8.00 per month for all policy years. The Administration Charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary. When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES

We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge "net premiums". Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge. We deduct state premium tax charges that vary based on the premium taxes that states and other governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.0% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge. In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST

If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate, however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%. Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

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PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Annual Portfolio Operating Expenses table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5.  INSURANCE BENEFIT

This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a "premium plan". The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a "factor" of your daily Policy Value. The "death benefit factor" that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986 (the "Code").

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured's age, sex and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

DEATH BENEFIT CALCULATION

On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy. If you do not take a loan against your policy, your policy will never lapse.

Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor. The factors in your policy are exact for each Policy Anniversary. If you die between Policy Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

Attained Age	Percentage of Policy Value
55	240.160%
60	207.247%
65	181.048%
70	160.254%
75	143.526%
80	130.550%
85	121.102%
90	114.578%
91	113.556%
92	112.572%
93	111.609%
94	110.644%
95	109.644%
96	108.541%
97	107.227%
98	105.555%
99	103.282%
100-120	100.000%

The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for. Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured's 100th birthday, the death benefit factor will equal "1". This means that the death benefit will be equal to 100% of the Policy Value.

The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum. Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds. The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured's death to the date of payment.

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CHANGES IN PLANNED PREMIUMS

After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See Section 2 Premiums for more information.

EXCHANGES AND CONVERSION

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions. Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your policy for details.

6.  TAXES

IN GENERAL

This section discusses how federal income tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal income tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary's gross income when the Insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the Insured's 100th year are also unclear. Tax consequences depend on your circumstances or your beneficiary's circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy Net Cash Surrender Value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract" ("MEC") as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

MODIFIED ENDOWMENT CONTRACTS

In general, your policy will be a MEC because it is designed such that the premium paid will fail the "7-pay test" provided by the Internal Revenue Code of 1986. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a "material change" in the policy's benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC. If your policy was not a MEC at issue, we will monitor it to determine whether a policy transaction will cause the policy to be classified as a MEC. If a premium payment causes your policy to be a MEC, we will reverse the transaction and deposit only that portion of the premium that does not result in MEC status. The remaining premium will be held by us while we notify you of the situation. If you elect to have the remaining premium paid to your policy, thus causing your policy to be a MEC, the remaining premium will be deposited with an effective date of its original receipt. You should consult with a competent tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

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If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be a 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your "investment in the policy," and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable. However, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

INVESTOR CONTROL AND DIVERSIFICATION

In general, Owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, Owners of variable life insurance policies have been considered for federal income tax purposes to be the Owners of the Sub-accounts' assets due to the Owners ability to exercise investment control over those assets. Where this is the case, the policy Owners were taxed on income and gains attributable to the Sub-accounts' assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the Owner of the assets supporting the policy.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient's federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also recently issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the "Act") prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Finally, there may also be an indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

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OUR INCOME TAXES

Under current federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

7.  ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

•  by taking loans against your Policy Value;

•  by requesting withdrawals after the first policy year;

•  by surrendering your policy for value; or

•  when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS

You may take loans in any amount up to 100% of your policy's Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your written request with all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra's General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. If the 25% transfer limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis.

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the Sub-accounts and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty See Section 6 - Taxes for more information. Also, loans reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:

•  you will not accumulate enough Policy Value to meet your future financial needs;

•  your policy will lapse; or

•  your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See Section 6 - Taxes for

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more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

•  you will not accumulate enough Policy Value to meet your future financial needs;

•  your policy will lose its current tax status (if your policy is not a MEC); or

•  your beneficiary will receive less money.

SURRENDER

You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instruction and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction. We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.

8.  OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the Owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie Policy Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•  Transfer assets supporting the policies from one Sub-account to another or from the Separate Account to another separate account;

•  Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•  Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•  Manage the Separate Account under the direction of a committee at any time;

•  Make any changes required by applicable law or regulation; and

•  Modify the provisions of the policy to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life's General Account. The General Account is made up of all of Symetra Life's assets other than those attributable to Separate Accounts. All of the assets of the General Account are chargeable with the claims of any of our policy Owners as well as our creditors. The General Account invests its assets in accordance with state insurance law.

We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc.. No amounts are retained by SSI for acting as principal underwriter for Symetra Life policies.

Registered representatives who solicit sales of the policies may receive a portion of the commission, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one variable life insurance policy over another and may favor one provider over another due to different compensation rates. If you would like information about what your registered representative and his

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or her broker-dealer receives in connection with the purchase of your policy, please ask your registered representative.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. ("SIS"). Because of this affiliation, SIS and its registered representatives may favor Symetra Life's products. We generally do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission for selling Symetra Life products rather than another company's variable life insurance product.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our policies to broker-dealers and their registered representatives. Wholesalers may also be called "independent marketing organizations" and provide training, marketing and other sales-related functions. Wholesalers may also provide other administrative services to us in connection with the policies. Some Wholesalers may also directly sell the policies. Wholesalers may be paid commissions and overrides.

We generally pay commissions as a percentage of Policy Value. Typically, the base commission equals an annual rate of 1.25% of Policy Value for policies with less than $500,000 in Policy Value and the commission rate declines with increases in Policy Value. However, we may pay selected broker-dealers additional compensation based on both Policy Value and premiums received. In addition, allowances and bonuses may be paid to broker-dealers, wholesalers, and/or other distributors of the policies and we may also provide non-cash compensation in connection with the promotion of the policies, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, persistency or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer firms in order to be included on their approved product lists or to be part of "preferred product" arrangements. You may contact us for the list of firms, if any, with which we have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer firms. They may be based on assets under management, purchase payments received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer with which they are associated to recommend products that pay them more than others.

This policy does not assess a front-end sales charge. You pay for commissions and other sales expenses primarily, but not exclusively, through: the Distribution Charge; the Mortality and Expense Risk Charge; and investment earnings on amounts allocated under policies to the fixed account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios. These expenses that we pay will be paid out of our own assets and will not result in any additional direct charge to you.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation or in arbitration. In some lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the Sub-accounts for any period of time when:

•  the NYSE is closed (other than customary weekend or holiday closings);

•  trading on the NYSE is restricted;

•  an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or

•  the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

•  A confirmation for many significant transactions, such as changes in future premium allocations, transfers among Sub-accounts, and address changes;

•  Semi-annual and annual reports of the Portfolios; and

•  Quarterly statements containing the amount of the current death benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

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On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the Complete Individual Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The financial statements of Symetra Life and Symetra Separate Account SL are included in the Statement of Additional Information.

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9. HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF
DEATH BENEFITS, POLICY VALUE,
NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. In 2007, average expenses, prior to any fee waivers or expense reimbursements, were equivalent to an annual effective rate of 0.52% for investment management fees and 4.14% for costs and expenses borne by the Portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be -5.41% on 6% it would be 0.59%, and on 12% it would be 6.59%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and Policy Values shown. If we included any reimbursement or fee waivers for the Portfolios, average expenses were equivalent to an annual effective rate of 0.52% for investment management fees and 0.18% for costs and expenses borne by the Portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be -1.45% on 6% it would be 4.55%, and on 12% it would be 10.55%. For more information on reimbursement or fee waivers, see the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20, 0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-account. This charge will be deducted directly from the policy value. This rate is guaranteed in the policy and will not increase. Additionally, there is a distribution charge under the policy that is equivalent to an annual effective rate of 1.50% of the daily Policy Value. In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Individual Illustrations

Individual illustrations are not available for this policy.

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Flexible Premium Variable Life Insurance(1)

MALE
PREFERRED NON-NICOTINE

Initial Premium:	$100,000
Initial Death Benefit:	$240,160
Issue Age:	55
Death Benefit Payable to Age	120
Planned Single Premium	$100,000

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	105,000	209,124	89,755	89,755	222,298	95,409	95,409	235,442	101,050	101,050
2	110,250	188,441	83,322	83,322	212,987	94,176	94,176	239,010	105,682	105,682
3	115,763	169,884	77,360	77,360	204,145	92,961	92,961	242,698	110,517	110,517
4	121,551	153,185	71,817	71,817	195,724	91,760	91,760	246,525	115,577	115,577
5	127,628	138,161	66,665	66,665	187,712	90,574	90,574	250,507	120,874	120,874
6	134,010	124,630	61,863	61,863	180,104	89,399	89,399	254,714	126,433	126,433
7	140,710	112,502	57,412	57,412	172,912	88,241	88,241	259,124	132,236	132,236
8	147,746	101,611	53,275	53,275	166,118	87,096	87,096	263,798	138,310	138,310
9	155,133	91,823	49,429	49,429	159,696	85,965	85,965	268,747	144,668	144,668
10	162,889	83,001	45,845	45,845	153,610	84,845	84,845	274,000	151,341	151,341
15	207,893	50,155	31,297	31,297	126,879	79,174	79,174	302,784	188,940	188,940
20	265,330	30,596	21,318	21,318	105,994	73,850	73,850	338,740	236,013	236,013
25	338,635	18,646	14,283	14,283	88,418	67,727	67,727	378,788	290,148	290,148
30	432,194	11,511	9,506	9,506	74,683	61,669	61,669	429,386	354,566	354,566
35	551,602	7,178	6,265	6,265	63,660	55,561	55,561	491,657	429,102	429,102
40	703,999	4,452	4,060	4,060	53,917	49,174	49,174	560,051	510,790	510,790
45	898,501	2,644	2,644	2,644	43,676	43,676	43,676	611,772	611,772	611,772
50	1,146,740	1,857	1,857	1,857	41,810	41,810	41,810	792,213	792,213	792,213
55	1,463,563	1,305	1,305	1,305	40,006	40,006	40,006	1,028,021	1,028,021	1,028,021
60	1,867,919	917	917	917	38,259	38,259	38,259	1,338,660	1,338,660	1,338,660
Age 120(3)	2,383,990	644	644	644	36,567	36,567	36,567	1,749,777	1,749,777	1,749,777

(1)  The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)  Assumes that no policy loans or withdrawals have been made.

(3)  This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

27

Flexible Premium Variable Life Insurance(1)

MALE PREFERRED &
STANDARD NON-NICOTINE

Initial Premium:	$100,000
Initial Death Benefit:	$240,160
Issue Age:	55
Death Benefit Payable to Age	120
Planned Single Premium	$100,000

RESULTS ASSUMING GUARANTEED CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	105,000	207,840	89,204	89,204	220,937	94,825	94,825	234,005	100,433	100,433
2	110,250	186,030	82,256	82,256	210,270	92,975	92,975	235,968	104,337	104,337
3	115,763	166,527	75,831	75,831	200,122	91,129	91,129	237,928	108,345	108,345
4	121,551	149,052	69,880	69,880	190,459	89,292	89,292	239,912	112,477	112,477
5	127,628	133,395	64,365	64,365	181,257	87,460	87,460	241,918	116,729	116,729
6	134,010	119,339	59,237	59,237	172,484	85,617	85,617	243,970	121,100	121,100
7	140,710	106,774	54,489	54,489	164,140	83,764	83,764	246,022	125,550	125,550
8	147,746	95,515	50,079	50,079	156,194	81,893	81,893	248,093	130,076	130,076
9	155,133	85,429	45,987	45,987	148,628	80,007	80,007	250,189	134,678	134,678
10	162,889	76,377	42,186	42,186	141,414	78,108	78,108	252,331	139,372	139,372
15	207,893	43,534	27,165	27,165	110,237	68,789	68,789	263,291	164,296	164,296
20	265,330	24,784	17,268	17,268	85,857	59,820	59,820	274,877	191,517	191,517
25	338,635	14,223	10,895	10,895	67,330	51,574	51,574	289,399	221,677	221,677
30	432,194	8,176	6,751	6,751	52,820	43,616	43,616	305,407	252,190	252,190
35	551,602	4,745	4,141	4,141	41,751	36,439	36,439	325,403	284,001	284,001
40	703,999	2,770	2,526	2,526	33,115	30,203	30,203	348,783	318,105	318,105
45	898,501	1,599	1,599	1,599	25,952	25,952	25,952	369,654	369,654	369,654
50	1,146,740	1,123	1,123	1,123	24,749	24,749	24,749	476,816	476,816	476,816
55	1,463,563	789	789	789	23,603	23,603	23,603	615,740	615,740	615,740
60	1,867,919	554	554	554	22,510	22,510	22,510	797,310	797,310	797,310
Age 120(3)	2,383,990	389	389	389	21,468	21,468	21,468	1,034,695	1,034,695	1,034,695

(1)  The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)  Assumes that no policy loans or withdrawals have been made.

(3)  This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

28

Flexible Premium Variable Life Insurance(1)

MALE
STANDARD NON-NICOTINE

Initial Premium:	$100,000
Initial Death Benefit:	$240,160
Issue Age:	55
Death Benefit Payable to Age	120
Planned Single Premium	$100,000

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	105,000	208,728	89,585	89,585	221,877	95,228	95,228	234,999	100,860	100,860
2	110,250	187,725	83,006	83,006	212,181	93,819	93,819	238,107	105,283	105,283
3	115,763	168,916	76,919	76,919	202,986	92,433	92,433	241,323	109,891	109,891
4	121,551	152,022	71,272	71,272	194,242	91,066	91,066	244,664	114,705	114,705
5	127,628	136,850	66,032	66,032	185,937	89,717	89,717	248,145	119,734	119,734
6	134,010	123,211	61,159	61,159	178,060	88,384	88,384	251,831	125,003	125,003
7	140,710	111,007	56,649	56,649	170,623	87,073	87,073	255,706	130,492	130,492
8	147,746	100,068	52,466	52,466	163,606	85,779	85,779	259,824	136,227	136,227
9	155,133	90,254	48,584	48,584	156,981	84,504	84,504	264,195	142,218	142,218
10	162,889	81,425	44,974	44,974	150,709	83,242	83,242	268,846	148,494	148,494
15	207,893	48,626	30,343	30,343	123,045	76,781	76,781	293,688	183,264	183,264
20	265,330	29,324	20,431	20,431	101,595	70,785	70,785	324,798	226,299	226,299
25	338,635	17,694	13,553	13,553	83,883	64,253	64,253	359,586	275,439	275,439
30	432,194	10,619	8,768	8,768	68,844	56,848	56,848	396,261	327,213	327,213
35	551,602	6,437	5,618	5,618	57,007	49,754	49,754	441,113	384,989	384,989
40	703,999	3,903	3,559	3,559	47,144	42,997	42,997	491,174	447,971	447,971
45	898,501	2,303	2,303	2,303	37,882	37,882	37,882	532,374	532,374	532,374
50	1,146,740	1,618	1,618	1,618	36,201	36,201	36,201	688,409	688,409	688,409
55	1,463,563	1,136	1,136	1,136	34,575	34,575	34,575	892,307	892,307	892,307
60	1,867,919	798	798	798	33,001	33,001	33,001	1,159,420	1,159,420	1,159,420
Age 120(3)	2,383,990	561	561	561	31,479	31,479	31,479	1,512,560	1,512,560	1,512,560

(1)  The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)  Assumes that no policy loans or withdrawals have been made.

(3)  This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

29

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company
PO Box 34690
Seattle, WA 98124-1690
1-888-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-551-8090 or 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 "F" Street NE, Washington, DC 20549.

Investment Company Act File No. 811-04909

30

CompleteSM Advisor

A FutureSystemTM Life Model Design. Patent Pending

INDIVIDUAL FLEXIBLE
PREMIUM VARIABLE LIFE INSURANCE POLICY

issued by

SYMETRA SEPARATE
ACCOUNT SL
and
SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

To learn more about the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at 1-800-796-3872, visiting us at our website at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: May 1, 2008

AIM VARIABLE INSURANCE FUNDS

•  AIM V.I. Basic Value Fund (Series I shares)

•  AIM V.I. Capital Appreciation Fund (Series I shares)

•  AIM V.I. Capital Development Fund (Series I shares)

•  AIM V.I. International Growth Fund (Series I shares)

•  AIM V.I. Small Cap Equity Fund (Series I shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•  American Century VP Balanced Fund

•  American Century VP Inflation Protection Fund

•  American Century VP International Fund

•  American Century VP Large Company Value Fund

•  American Century VP Ultra® Fund

•  American Century VP Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS ("Dreyfus IP")

•  Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")

•  Dreyfus VIF - International Value Portfolio - Initial Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•  Fidelity VIP Contrafund® Portfolio - Initial Class

•  Fidelity VIP Equity-Income Portfolio - Initial Class

•  Fidelity VIP Growth & Income Portfolio - Initial Class

•  Fidelity VIP High Income Portfolio - Initial Class

•  Fidelity VIP Investment Grade Bond Portfolio - Initial Class

•  Fidelity VIP Mid Cap Portfolio - Initial Class

•  Fidelity VIP Money Market Portfolio - Initial Class

•  Fidelity VIP Overseas Portfolio - Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•  Franklin Flex Cap Growth Securities Fund - Class 2

•  Franklin Income Securities Fund - Class 1

•  Franklin Small Cap Value Securities Fund - Class 1

•  Franklin Small-Mid Cap Growth Securities Fund - Class 1

•  Franklin U.S. Government Fund - Class 1

•  Franklin Zero Coupon 2010 Fund - Class 1

•  Franklin Templeton VIP Founding Funds Allocation Fund - Class 1

•  Mutual Shares Securities Fund - Class 1

•  Templeton Developing Markets Securities Fund - Class 1

•  Templeton Global Income Securities Fund - Class 1

•  Templeton Growth Securities Fund - Class 1

IBBOTSON ETF ALLOCATION SERIES

•  Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I

•  Ibbotson Balanced ETF Asset Allocation Portfolio - Class I

•  Ibbotson Conservative ETF Asset Allocation Portfolio - Class I

•  Ibbotson Growth ETF Asset Allocation Portfolio - Class I

•  Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

JP MORGAN INSURANCE TRUST

•  JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Shares

•  JPMorgan Insurance Trust Government Bond Portfolio - Class 1 Shares

•  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Shares

J.P. MORGAN SERIES TRUST II

•  JPMorgan Bond Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•  Neuberger Berman AMT Guardian Portfolio - Class I

•  Neuberger Berman AMT Regency Portfolio - Class I

•  Neuberger Berman AMT Mid Cap Growth Portfolio - Class I

PIMCO VARIABLE INSURANCE TRUST

•  PIMCO All Asset Portfolio - Administrative Class Shares

•  PIMCO CommodityRealReturn(TM) Strategy Portfolio - Administrative Class Shares

•  PIMCO Total Return Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•  Pioneer Emerging Markets VCT Portfolio - Class I Shares

•  Pioneer Equity Income VCT Portfolio - Class I Shares

•  Pioneer High Yield VCT Portfolio - Class I Shares

•  Pioneer Mid Cap Value VCT Portfolio - Class I Shares

•  Pioneer Real Estate VCT Portfolio - Class I Shares

•  Pioneer Small Cap Value VCT Portfolio - Class I Shares

•  Pioneer Strategic Income VCT Portfolio - Class I Shares

SUMMIT MUTUAL FUNDS, INC.

•  Summit Balanced Index Portfolio

•  Summit EAFE International Index Portfolio

•  Summit Nasdaq-100 Index Portfolio

•  Summit Russell 2000 Small Cap Index Portfolio

•  Summit S&P MidCap 400 Index Portfolio

VANGUARD® VARIABLE INSURANCE FUND PORTFOLIOS

•  Vanguard VIF - Balanced Portfolio

•  Vanguard VIF - Capital Growth Portfolio

•  Vanguard VIF - Diversified Value Portfolio

•  Vanguard VIF - Equity Income Portfolio

•  Vanguard VIF - Equity Index Portfolio

•  Vanguard VIF - High Yield Bond Portfolio

•  Vanguard VIF - International Portfolio

•  Vanguard VIF - Mid-Cap Index Portfolio

•  Vanguard VIF - REIT Index Portfolio

•  Vanguard VIF - Short Term Investment Grade Portfolio

•  Vanguard VIF - Small Company Growth Portfolio

•  Vanguard VIF - Total Bond Market Index Portfolio

•  Vanguard VIF - Total Stock Market Index Portfolio

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

6. TAXES	20

In General	20

Tax Status of the Policy	20

Modified Endowment Contracts	20

Distributions from Non-MEC Policies	20

Investor Control and Diversification	21

Tax Withholding	21

Business Use of Policy	21

Our Income Taxes	21

7. ACCESS TO YOUR MONEY	21

Loans	21

Withdrawals	22

Surrender	22

8. OTHER INFORMATION	23

Symetra Life	23

Separate Account	23

Changes to the Separate Account	23

General Account	23

Distribution (Principal Underwriter)	23

Legal Proceedings	24

Right to Suspend Transfers, Loans, Withdrawals, or Surrenders	24

Reports to Policy Owners	24

Amendments to the Policy	25

Website Information	25

Financial Statements	25

9. HYPOTHETICAL ILLUSTRATIONS	26

DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where correspondence and payments should be mailed. The address is PO Box 724027, Atlanta, Georgia 31139-1027.

Business Day	Any day the New York Stock Exchange is open for regular trading.

General Account	All of Symetra Life's assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life's principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Insured	The person whose life we insure under the policy.

Monthly Anniversary	The same date in each succeeding month as the Policy Date. If a Monthly Anniversary falls on a day that the New York Stock Exchange (NYSE) is not open for trading, the Monthly Anniversary will be the next Business Day that the NYSE is open for trading. Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender Value	The amount of your Policy Value minus any loan and accrued loan interest and any accrued monthly deductions.

NYSE	The New York Stock Exchange.

Owner	The person or legal entity entitled to exercise all rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as the Policy Date.

Policy Date	The date the Policy is effective. Policy years and anniversaries are measured from this date.

Policy Value	The sum of the value of policy assets in the Symetra Fixed Account and the Separate Account.

Portfolios	The variable investment options available under the policy.

Separate Account	Symetra Separate Account SL which is a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your policy generally refers to "Portfolios" when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides for guaranteed interest and is part of Symetra's General Account.

1

BENEFIT SUMMARY

You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans you may take. Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the Separate Account invests in 73 Sub-accounts, however, not all Sub-accounts may be available for all policies. The Sub-accounts along with the Symetra Fixed Account are collectively referred to as "investment options". You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders. At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal. After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers. You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed Account may be limited every policy year to 25% of the Policy Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary. See Section 3 - Transfers Among Sub-accounts and the Symetra Fixed Account for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life's and the underlying portfolio's market timing and excessive trading policies and procedures. Scheduled transfer options are also available through dollar cost averaging and Sub-account rebalancing and do not count against your 12 free transfers per policy year.

LOAN BENEFITS

You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%. This results in an annualized cost to you of 0% for loans. Loans will likely have tax consequences.

TAX BENEFITS

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value are not taxable transactions.

2

RISK SUMMARY

You should refer to your policy for actual and complete terms of the policy.

PREMIUM PAYMENT RISK

On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy. If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive at least 80% of the total planned premiums, then future planned premiums will be limited.

INVESTMENT RISK

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.

WITHDRAWALS

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an affect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:

•  you will not accumulate enough Policy Value to meet your future financial needs; or

•  your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements.

In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty. We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction will cause it to become a MEC.

LOAN RISKS

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and may not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Loans may also result in policy lapse if the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.

POLICY LAPSE RISK

Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse. If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar days to pay the amount of the loans and loan interest due. If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.

INQUIRIES

For general correspondence or payments please contact our Administrative Office at:

Symetra Life Insurance Company
PO Box 724027
Atlanta, GA 31139-1027
Telephone  1-888-737-3855
Facsimile  1-770-690-1981

For overnight mail, please contact us at:

Symetra Life Insurance Company
6425 Powers Ferry Road, 3rd Floor
Atlanta, GA 30339

Our Home Office is located at:

777 108th Ave. NE, Suite 1200
Bellevue, WA 98004

On the internet, please go to:

http:\\www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

TRANSACTION FEES

The Transactions Fees Table describes the fees and expenses that you will pay when you buy and own the policy. There are no surrender charges in this policy.

CHARGE	WHEN CHARGE IS DEDUCTED	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
STATE PREMIUM TAXES (1)(2)	Upon payment of each premium	3.5% of each premium	3.5% of each premium

PREMIUM CHARGE	Upon payment of each premium	2.5% of each premium	1.25% of each premium

TRANSFER CHARGE	Assessed for each transfer in excess of 12 transfers in a policy year	$25	$25

(1)  For this policy, "state premium taxes" are based on taxes charged by state and other governmental entities (e.g., municipalities) which are measured by or based upon the amount of premium received by Symetra Life. In Oregon, this is called a premium based administrative charge. These state premium tax charges approximate the actual premium taxes we pay and range from 2.0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)  Under current federal income tax law, we are not taxed on the Separate Account's operations. Thus, we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio operating fees and expenses.

	WHEN CHARGE IS	AMOUNT DEDUCTED
CHARGE	DEDUCTED	GUARANTEED CHARGE	CURRENT CHARGE
COST OF INSURANCE CHARGE (1)(2)	Monthly (2)

Minimum Charge		Annual rate of $0.18 per $1,000 per net amount of risk	Annual rate of $0.09 per $1,000 per net amount of risk

Maximum Charge		Annual rate of $350.32 per $1,000 per net amount of risk	Annual rate of $350.32 per $1,000 per net amount of risk

55 year old Male Standard Non-Nicotine User (2)(3)		Annual rate of $6.52 per $1,000 per net amount of risk	Annual rate of $3.50 per $1,000 per net amount of risk

MORTALITY AND EXPENSE RISK CHARGE (2)(4)	Monthly	Annual rate of 0.75% of the prior day's ending Policy Value	Annual rate of 0.75% of the prior day's ending Policy Value

ADMINISTRATION CHARGE	Monthly	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month

(1)  This charge is based on the Insured's gender, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policy Owner will pay. For more information on the Cost of Insurance Charge that would apply to you, please contact your registered representative or us at our Administrative Office.

(2)  The Cost of Insurance Charge and the Mortality and Expense Risk Charge are calculated daily and deducted monthly on your Monthly Anniversary. At all times, the Net Cash Surrender Value reflects the daily calculation for these charges. If you surrender your policy, we will deduct any Cost of Insurance Charges and Mortality and Expense Risk Charge accrued and owed to us.

(3)  The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only. The rates will change each policy year thereafter to reflect the Insured's attained age and risk class. For more information on the rate that would apply to you, please contact your registered representative or us at our Administrative Office.

(4)  The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after policy year 30 to an annual rate of 0.50%.

LOAN INTEREST RATE

	WHEN CHARGE IS DEDUCTED	MAXIMUM RATE	CURRENT RATE
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary following the Loan Date (1)	0% of the loan amount (2)	0% of the loan amount

(1)  Loan interest is accrued daily. If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)  We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%. Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.

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TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the policy. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2007. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more Acquired Funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more Acquired Funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio is contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual portfolio operating expenses (before any waivers or expense reimbursement)	0.14%	110.50%(2)

Range of total annual portfolio operating expenses (after any waiver or expense reimbursement) (3)	0.14%	1.48%

(1)  We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)  The highest fee and expense of the underlying Portfolios is equal to 110.50%, which is unusually large for year ended December 31, 2007. The high fee and expense figure is due to the Ibbotson Conservative ETF Asset Allocation Portfolio offered under the contract which is new and has unusually high expenses, before any contractual fee waivers or expense reimbursement arrangements, due to start-up costs and relatively small asset size.

(3)  The range of Total Annual Portfolio Operating Expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2009. Advisers to certain Portfolios offered in the policy agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio. Any waivers or expense reimbursements in place for the available Portfolios did not impact the Portfolios that had the lowest and highest expenses of the available Portfolios. Therefore, the expenses listed for the Portfolios with the highest and lowest total annual portfolio operating expenses are not affected by any waiver of expense reimbursement.

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1.  THE POLICY

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called "flexible" because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called "variable" because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.

State Variations.  This prospectus generally describes applicable provisions of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

OWNER

The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED

The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a Modified Endowment Contract ("MEC"), an assignment will likely be taxable. See Section 6-Taxes for more information. An absolute assignment will be considered a change of ownership.

2.  PREMIUMS

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

•  By personal check drawn on U.S. funds; or

•  By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:

•  Cash;

•  Credit cards;

•  Money orders, cashier's checks or travelers checks;

•  Third party checks; or

•  Agency checks, unless drawn on a trust or fiduciary account.

POLICY DATE

The effective date of insurance coverage ("Policy Date") is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date. The Policy Date is shown in the policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS

When you apply for the policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as "planned premiums". Your initial premium must be at least $25,000. Approval of your premium plan is subject to our underwriting requirements.

After you pay the initial premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial premium payment to meet your needs. We will send you

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quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year's planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period. We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the "extended premium acceptance period". If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium deficit. Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

•  the planned annual premium for each subsequent policy year, and

•  the annual premium paid in the policy year in which the total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.

The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan. This causes the cumulative percentage to fall below 80% following policy year 3. As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued. In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7. Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

	Original		Cumulative			Revised		Cumulative Revised
Policy Year	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)
1	250,000	250,000	250,000	250,000	100%
2	100,000	40,000	350,000	290,000	82.9%
3	100,000	60,000	450,000	350,000	77.8%
4	75,000					60,000	60,000	60,000	60,000	100%
5	50,000					50,000	50,000	110,000	110,000	100%
6	25,000					25,000	10,000	135,000	120,000	88.9%
7	50,000					50,000	15,000	185,000	135,000	73.0%
8	100,000					60,000		245,000
9	100,000					60,000		305,000
10	150,000					60,000		365,000

Premiums Made by 1035 Exchange: In the first policy year you may make a "1035 exchange" into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

•  If the exchange is equal to or no more than 105% of the planned premium by section 1035 exchange amount, it will be accepted in its entirety. A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.

•  If the exchange is more than 105% of the planned premium by section 1035 exchange amount, we will contact you for further instructions. We will examine the risks involved in accepting the 1035 exchange and either issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.

•  If the section 1035 exchange is less than the planned amount, it will be accepted in its entirety and treated like any other premium.

You should carefully consider whether to make a 1035 exchange into this policy. If the policy's cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated. This means you may need to provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the

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1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy. You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office. Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer. Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete Advisor policy number, the name in which the policy is issued and other information we may require. Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your "net premium".

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the Administration Charge. See Section 4: Charges and Expenses for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge and the Mortality and Expense Risk Charge for the current month.

ACCUMULATION UNITS

The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

•  the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by

•  the net asset value per share of a Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day.

The value of an accumulation unit may go up or down from day to day.

When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

  Example: Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

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POLICY LAPSE

Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in force. This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceeds the Policy Value.

If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value ("lapses"), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans, accrued loan interest or charges.

REINSTATEMENT

If your policy lapses, you have three years from the lapse date and while the Insured is living to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

•  provide us satisfactory evidence of insurability; and

•  pay the amount of premium required so that the total premiums paid since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.

You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy. This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the "Right to Examine" period is ended.

3.  INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following Portfolios are currently offered to policy Owners through the divisions (or "Sub-accounts") of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment adviser of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time. Not all Portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds

AIM V.I. Basic Value Fund	The Fund's investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

AIM V.I. Capital Appreciation Fund	The Fund's investment objective is growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

AIM V.I. Capital Development Fund	The Fund's investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

AIM V.I. International Growth Fund	The Fund's investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

AIM V.I. Small Cap Equity Fund	The Fund's investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
American Century Variable Portfolios, Inc.

American Century VP Balanced Fund	The fund seeks long-term capital growth and current income. VP Balanced invests approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities. Fund shares are not guaranteed by the U.S. government. Generally as interest rates rise, bond prices fall.	American Century Investment Management, Inc.

American Century VP Inflation Protection Fund	This fund seeks protection against U.S. inflation through a long term total return strategy. VP Inflation Protection Fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-adjusted debt securities. Fund shares are not guaranteed by the U.S. government. Generally, as interest rates rise, bond prices fall. The prospectus contains very important information about the characteristics of the underlying security and potential tax implications of owning this fund.	American Century Investment Management, Inc.

American Century VP International Fund	The fund seeks capital growth. The fund seeks its investment objective by investing primarily in securities of companies located in at least three developed countries (excluding the United States). International investing involves special risks, such as political instability and currency fluctuations.	American Century Global Investment Management, Inc.

American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective. The fund seeks its objective by selecting companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.	American Century Investment Management, Inc.

American Century VP Ultra® Fund	The fund seeks long-term capital growth. The fund looks for stocks of larger-sized companies that the portfolio managers believe will increase in value over time, using an investment strategy developed by American Century.	American Century Investment Management, Inc.

American Century VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective. The fund seeks its objective by selecting companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.	American Century Investment Management, Inc.

The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation

Dreyfus Investment Portfolios ("Dreyfus IP")

Dreyfus IP - Technology Growth Portfolio	The portfolio seeks capital appreciation.	The Dreyfus Corporation

Dreyfus Variable Investment Fund ("Dreyfus VIF")

Dreyfus VIF - International Value Portfolio	The portfolio seeks long-term capital growth.	The Dreyfus Corporation

Fidelity® Variable Insurance Products

Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	FMR

Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).	FMR

Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	FMR

Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.	FMR

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PORTFOLIO NAME INVESTMENT OBJECTIVE INVESTMENT ADVISER
Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Investment Grade Bond portfolio seeks as high a level of current income as is consistent with the preservation of capital.	FMR

Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	FMR

Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	FMR

Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas portfolio seeks long-term growth of capital.	FMR

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.

Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.	Franklin Advisers, Inc.

Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities.	Franklin Advisory Services, LLC

Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.	Franklin Advisers, Inc.

Franklin U.S. Government Fund	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, and normally invests primarily fixed and variable rate mortgage-backed securities.	Franklin Advisers, Inc.

Franklin Zero Coupon 2010 Fund	Seeks as high an investment return as is consistent with capital preservation. The Fund normally invests at least 80% of its net assets in zero coupon debt securities.	Franklin Advisers, Inc.

Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.

The Franklin Templeton VIP Founding Funds Allocation Fund is a "fund of funds", which means that it achieves its objective by investing in two other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.

Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC

Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and normally invests predominantly in equity securities.	Templeton Asset Management Ltd.

Templeton Global Income Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.	Franklin Advisers, Inc.

Templeton Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Ibbotson ETF Allocation Series

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

The Ibbotson Portfolios listed above are "Fund-of-Funds" and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Fund-of-Funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.

JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Portfolio	The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Advisors Inc.

JPMorgan Insurance Trust Government Bond Portfolio	The Portfolio seeks a high level of current income with liquidity and safety of principal.	JPMorgan Investment Advisors Inc.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Advisors Inc.

J.P. Morgan Series Trust II

JPMorgan Bond Portfolio	The Portfolio seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.	J.P. Morgan Investment Management Inc.

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management, Inc.

Neuberger Berman AMT Mid Cap Growth Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management, Inc.

Neuberger Berman AMT Regency Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management, Inc.

PIMCO Variable Insurance Trust

PIMCO All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC

PIMCO CommodityRealReturn Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.	Pacific Investment Management Company LLC

PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

Pioneer Variable Contracts Trust

Pioneer Emerging Markets VCT Portfolio	Long-term growth of capital.	Pioneer Investment Management, Inc.

Pioneer Equity Income VCT Portfolio	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.

Pioneer High Yield VCT Portfolio	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.

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PORTFOLIO NAME INVESTMENT OBJECTIVE INVESTMENT ADVISER
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

Pioneer Real Estate VCT Portfolio	Long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.

Pioneer Small Cap Value VCT Portfolio	Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

Pioneer Strategic Income VCT Portfolio	A high level of current income.	Pioneer Investment Management, Inc.

Summit Mutual Funds, Inc.

Summit Balanced Index Portfolio	The Balanced Index Portfolio seeks investment results, with respect to approximately 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to approximately 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.	Summit Investment Partners, Inc.

Summit EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Summit Investment Partners, Inc.

Summit Nasdaq - 100 Index Portfolio	The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.	Summit Investment Partners, Inc.

Summit Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Summit Investment Partners, Inc.

Summit S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Summit Investment Partners, Inc.

Vanguard Variable Insurance Fund Portfolios

Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	Vanguard Group, Inc.

Vanguard VIF - Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	Vanguard Group, Inc.

Vanguard VIF - Diversified Value Portfolio	The Diversified Value Portfolio seeks to provide long-term capital appreciation and income.	Vanguard Group, Inc.

Vanguard VIF - Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard Group, Inc.

Vanguard VIF - Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Group, Inc.

Vanguard VIF - High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	Vanguard Group, Inc.

Vanguard VIF - International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	Vanguard Group, Inc.

Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return mid-capitalization stocks.	Vanguard Group, Inc.

Vanguard VIF - REIT Index Portfolio	The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.	Vanguard Group, Inc.

Vanguard VIF - Short Term Investment Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	Vanguard Group, Inc.

Vanguard VIF - Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	Vanguard Group, Inc.

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PORTFOLIO NAME INVESTMENT OBJECTIVE INVESTMENT ADVISER
Vanguard VIF - Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	Vanguard Group, Inc.

Vanguard VIF - Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group, Inc.

The Total Stock Market Index Portfolio is a "fund of funds," which means that it achieves its objective by investing in two other mutual funds rather than in individual securities. Fund-of-Funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that accompany this prospectus or that are available upon request.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and adviser or manager.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisers or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisers, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also receive this compensation for providing services to policy Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this policy is 0.30%. Some advisers may pay us less; some do not pay us any such compensation.

The compensation is not reflected in the expenses that are disclosed by the Portfolios in the fee tables in their prospectuses because this compensation is not paid out of the Portfolios' assets. However, these payments may be made by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor's (or its affiliate's) other sources of revenue. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Administrative Office.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or "12b-1" fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisers may pay us less; most do not pay us any such compensation.

The compensation that we receive may be significant and we may profit from this compensation. When determining which Portfolios to offer in our variable contracts, we consider the Portfolios' name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisers, or their distributors.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy Owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the Portfolios' shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the Symetra Fixed Account.

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DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

•  violate state or federal law;

•  be inconsistent with the investment objectives of the Portfolios; or

•  vary from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

SYMETRA FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which the rate can be adjusted again. Annual effective guaranteed interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

•  postpone the transfer for 30 calendar days;

•  limit transfers to the Symetra Fixed Account to 25% of the Policy Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;

•  reduce the amount of the transfer so it does not exceed 25% of the unloaned amount of your Policy Value; and

•  limit the total number of transfers from the Symetra Fixed Account to one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

•  your policy number;

•  the amount of the transfer; and

•  which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing prior to imposing any restrictions. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not count against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly,

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semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing. After your money has been invested, the performance of the Sub-accounts and interest credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity. The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by policy Owners. These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy Owners.

Detection and Deterrence. Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to policy Owners, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters.

In general, we monitor for "roundtrip" transfers of the same Sub-account within a thirty-day period. We also monitor for "inter-Sub-account" transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•  Any two roundtrip transfers in any rolling ninety-day period; and

•  Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Sub-accounts that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within five Business Days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12-month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within 1 to 2 Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers. If we modify our procedures, they will be applied uniformly to all policy Owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Sub-accounts and dilution of long-term Portfolio Owners' returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

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Underlying Portfolio Frequent Trading Policies. The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy Owners and variable annuity contract Owners. Those Portfolio managers may require us to investigate whether any of our policy Owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, Federal regulations require us to provide individual transaction and Policy Owner information to the Portfolio managers when requested. The Portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios' policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio's policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order. Policy Owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other Owners of underlying Portfolio shares, as well as the Owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

4.  CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION

The "Mortality and Expense Risk Charge," and "Cost of Insurance Charge," are collectively referred to as the "monthly deduction" charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. If you take a withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example: Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge. We calculate a daily deduction for the Mortality and Expense Risk Charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

•  0.75% in policy years 1 - 20;

•  0.60% in policy years 21 - 30; and

•  0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

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Cost of Insurance Charge. We calculate a daily deduction for the Cost of Insurance Charge and deduct this charge monthly. The charge is equal to the following:

1.    the daily cost of insurance rate; multiplied by,

2.    the Policy Value at the start of the day.

The Cost of Insurance Charge is based on an annual rate that varies from policy to policy and from day to day and covers the risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the Net Amount at Risk. In other words, the Net Amount at Risk is the amount we would pay in addition to your Policy Value upon the Insured's death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

The current cost of insurance rate is based on:

•  the Insured's age;

•  gender, if permitted by law;

•  risk classification; and

•  the policy's duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance cost rates for standard risks are based on the 2001 Commissioner's Standard Ordinary Mortality Table.

The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

ADMINISTRATION CHARGE

The Administration Charge is a monthly charge of .025% of the Policy Value. The maximum Administration Charge will not exceed $8.00 per month for all policy years. The Administration Charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary. When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES

We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge "net premiums". Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge. We deduct state premium tax charges that vary based on the premium taxes that states and other governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.0% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge. In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST

If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate, however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%. Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Annual Portfolio Operating Expenses table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5.  INSURANCE BENEFIT

This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a "premium plan". The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a "factor" of your daily Policy Value. The "death benefit factor" that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986 (the "Code").

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured's age, sex and

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underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

DEATH BENEFIT CALCULATION

On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy. If you do not take a loan against your policy, your policy will never lapse.

Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor. The factors in your policy are exact for each Policy Anniversary. If you die between Policy Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

Attained Age	Percentage of Policy Value
55	240.160%
60	207.247%
65	181.048%
70	160.254%
75	143.526%
80	130.550%
85	121.102%
90	114.578%
91	113.556%
92	112.572%
93	111.609%
94	110.644%
95	109.644%
96	108.541%
97	107.227%
98	105.555%
99	103.282%
100-120	100.000%

The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for. Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured's 100th birthday, the death benefit factor will equal "1". This means that the death benefit will be equal to 100% of the Policy Value.

The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum. Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds. The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured's death to the date of payment.

CHANGES IN PLANNED PREMIUMS

After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See Section 2 Premiums for more information.

EXCHANGES AND CONVERSION

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions. Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your policy for details.

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6.  TAXES

IN GENERAL

This section discusses how federal income tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal income tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary's gross income when the Insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the Insured's 100th year are also unclear. Tax consequences depend on your circumstances or your beneficiary's circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy Net Cash Surrender Value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract" ("MEC") as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

MODIFIED ENDOWMENT CONTRACTS

In general, your policy will be a MEC because it is designed such that the premium paid will fail the "7-pay test" provided by the Internal Revenue Code of 1986. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a "material change" in the policy's benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC. If your policy was not a MEC at issue, we will monitor it to determine whether a policy transaction will cause the policy to be classified as a MEC. If a premium payment causes your policy to be a MEC, we will reverse the transaction and deposit only that portion of the premium that does not result in MEC status. The remaining premium will be held by us while we notify you of the situation. If you elect to have the remaining premium paid to your policy, thus causing your policy to be a MEC, the remaining premium will be deposited with an effective date of its original receipt. You should consult with a competent tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be a 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your "investment in the policy," and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy,

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your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable. However, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

INVESTOR CONTROL AND DIVERSIFICATION

In general, Owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, Owners of variable life insurance policies have been considered for federal income tax purposes to be the Owners of the Sub-accounts' assets due to the Owners ability to exercise investment control over those assets. Where this is the case, the policy Owners were taxed on income and gains attributable to the Sub-accounts' assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the Owner of the assets supporting the policy.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient's federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also recently issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the "Act") prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Finally, there may also be an indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

OUR INCOME TAXES

Under current federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

7.  ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

•  by taking loans against your Policy Value;

•  by requesting withdrawals after the first policy year;

•  by surrendering your policy for value; or

•  when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS

You may take loans in any amount up to 100% of your policy's Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the

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Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your written request with all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra's General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. If the 25% transfer limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the Sub-accounts and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty See Section 6 - Taxes for more information. Also, loans reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:
•  you will not accumulate enough Policy Value to meet your future financial needs;

•  your policy will lapse; or

•  your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See Section 6 - Taxes for more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

•  you will not accumulate enough Policy Value to meet your future financial needs;

•  your policy will lose its current tax status (if your policy is not a MEC); or

•  your beneficiary will receive less money.

SURRENDER

You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instruction and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction. We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.

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8.  OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the Owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie Policy Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•  Transfer assets supporting the policies from one Sub-account to another or from the Separate Account to another separate account;

•  Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•  Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•  Manage the Separate Account under the direction of a committee at any time;

•  Make any changes required by applicable law or regulation; and

•  Modify the provisions of the policy to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life's General Account. The General Account is made up of all of Symetra Life's assets other than those attributable to Separate Accounts. All of the assets of the General Account are chargeable with the claims of any of our policy Owners as well as our creditors. The General Account invests its assets in accordance with state insurance law.

We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for Symetra Life policies.

The policies are primarily designed for use by investment advisors who charge an investor an investment advisory fee to manage the investor's assets. We do not pay commissions to the advisors. If you are an investment advisory client, you should ask your advisor about the fees your advisor charges.

Although we generally do not pay commissions for sales of the policies, we may pay selected broker-dealers a commission. Registered representatives who solicit sales of the policies may receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one policy over another policy and may favor one policy provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your policy, please ask your registered representative. You may also ask your broker-dealer and investment advisor about any potential conflicts of interest. If you are an advisory client, your advisor may be paid by you and its affiliated broker-dealer may be paid by us.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. ("SIS"). Because of this affiliation, SIS and its registered

23

representatives may favor Symetra Life's products. We generally do not pay SIS commissions for sales of the policies.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our policies to broker-dealers and their registered representatives. Wholesalers may also be called "independent marketing organizations" and provide training, marketing and other sales-related functions. Wholesalers may also provide other administrative services to us in connection with the policies. Some Wholesalers may also directly sell the policies. Wholesalers may be paid commissions and overrides.

If we pay a commission to selected broker-dealers for sales of the policies. we generally pay commissions as a percentage of the Policy Value or a percentage of premium. The amount and timing of the commission may differ depending on the agreement between us and the broker-dealer, but we do not expect this commission to exceed 0.05% of the Policy Value and 0.15% of premium. In addition, allowances, and bonuses may be paid to broker-dealers, wholesalers, and/or other distributors of the policies and we may also provide non-cash compensation in connection with the promotion of the policies, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, persistency or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer or wholesaler firms in order to be included on their approved product lists or to be part of "preferred product" arrangements. You may contact us for the list of firms, if any, with which we have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer or wholesaling firms. They may be based on assets under management, premiums received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer or wholesaler with which they are associated to recommend products that pay them more than others.

This policy does not assess a front-end sales charge. You pay for commissions and other sales expenses primarily, but not exclusively, through: the Mortality and Expense Risk Charge; and investment earnings on amounts allocated under policies to the fixed account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios. These expenses that we pay will be paid out of our own assets and will not result in any additional direct charge to you.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation or in arbitration. In some lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the Sub-accounts for any period of time when:

•  the NYSE is closed (other than customary weekend or holiday closings);

•  trading on the NYSE is restricted;

•  an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or

•  the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

•  A confirmation for many significant transactions, such as changes in future premium allocations, transfers among Sub-accounts, and address changes;

•  Semi-annual and annual reports of the Portfolios; and

•  Quarterly statements containing the amount of the current death benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

24

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the Complete Advisor Individual Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete Advisor policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The financial statements of Symetra Life and Symetra Separate Account SL are included in the Statement of Additional Information.

25

9. HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF
DEATH BENEFITS, POLICY VALUE,
NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. In 2007, average expenses, prior to any fee waivers or expense reimbursements, were equivalent to an annual effective rate of 0.52% for investment management fees and 4.14% for costs and expenses borne by the Portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be -5.41% on 6% it would be 0.59%, and on 12% it would be 6.59%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and policy values shown. If we included any reimbursement or fee waivers for the Portfolios, average expenses were equivalent to an annual effective rate of 0.52% for investment management fees and 0.18% for costs and expenses borne by the Portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be -1.45% on 6% it would be 4.55%, and on 12% it would be 10.55%. For more information on reimbursement or fee waivers, see the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20, 0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-account. This charge will be deducted directly from the policy value. This rate is guaranteed in the policy and will not increase. In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Individual Illustrations

Individual illustrations are not available for this policy.

26

Flexible Premium Variable Life Insurance(1)

MALE
PREFERRED NON-NICOTINE

Initial Premium:	$100,000
Initial Death Benefit:	$240,160
Issue Age:	55
Death Benefit Payable to Age	120
Planned Single Premium	$100,000

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	105,000	212,265	91,103	91,103	225,628	96,838	96,838	238,961	102,560	102,560
2	110,250	194,164	85,853	85,853	219,438	97,028	97,028	246,229	108,874	108,874
3	115,763	177,686	80,913	80,913	213,494	97,218	97,218	253,782	115,564	115,564
4	121,551	162,643	76,251	76,251	207,771	97,408	97,408	261,656	122,671	122,671
5	127,628	148,913	71,853	71,853	202,272	97,599	97,599	269,879	130,221	130,221
6	134,010	136,374	67,693	67,693	197,012	97,792	97,792	278,549	138,264	138,264
7	140,710	124,975	63,778	63,778	192,005	97,984	97,984	287,636	146,787	146,787
8	147,746	114,597	60,084	60,084	187,252	98,177	98,177	297,232	155,840	155,840
9	155,133	105,141	56,598	56,598	182,740	98,370	98,370	307,368	165,458	165,458
10	162,889	96,501	53,301	53,301	178,449	98,565	98,565	318,110	175,705	175,705
15	207,893	62,978	39,299	39,299	158,965	99,196	99,196	378,851	236,407	236,407
20	265,330	41,441	28,874	28,874	143,287	99,834	99,834	456,802	318,271	318,271
25	338,635	27,217	20,848	20,848	129,035	98,839	98,839	550,546	421,712	421,712
30	432,194	18,108	14,953	14,953	117,733	97,218	97,218	672,659	555,448	555,448
35	551,602	12,170	10,621	10,621	108,477	94,675	94,675	830,102	724,486	724,486
40	703,999	8,134	7,418	7,418	99,390	90,648	90,648	1,019,076	929,441	929,441
45	898,501	5,206	5,206	5,206	87,182	87,182	87,182	1,198,156	1,198,156	1,198,156
50	1,146,740	3,941	3,941	3,941	90,444	90,444	90,444	1,666,172	1,666,172	1,666,172
55	1,463,563	2,984	2,984	2,984	93,847	93,847	93,847	2,316,875	2,316,875	2,316,875
60	1,867,919	2,259	2,259	2,259	97,396	97,396	97,396	3,221,924	3,221,924	3,221,924
Age 120(3)	2,383,990	1,710	1,710	1,710	101,099	101,099	101,099	4,480,738	4,480,738	4,480,738

(1)  The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)  Assumes that no policy loans or withdrawals have been made.

(3)  This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

27

Flexible Premium Variable Life Insurance(1)

MALE
PREFERRED AND STANDARD NON-NICOTINE

Initial Premium:	$100,000
Initial Death Benefit:	$240,160
Issue Age:	55
Death Benefit Payable to Age	120
Planned Single Premium	$100,000

RESULTS ASSUMING GUARANTEED CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	105,000	210,964	90,544	90,544	224,248	96,246	96,246	237,503	101,935	101,935
2	110,250	191,683	84,756	84,756	216,642	95,792	95,792	243,100	107,491	107,491
3	115,763	174,180	79,316	79,316	209,292	95,305	95,305	248,801	113,296	113,296
4	121,551	158,261	74,197	74,197	202,190	94,792	94,792	254,646	119,385	119,385
5	127,628	143,784	69,378	69,378	195,326	94,248	94,248	260,638	125,762	125,762
6	134,010	130,593	64,823	64,823	188,689	93,660	93,660	266,816	132,441	132,441
7	140,710	118,621	60,535	60,535	182,279	93,021	93,021	273,112	139,375	139,375
8	147,746	107,733	56,485	56,485	176,082	92,320	92,320	279,562	146,575	146,575
9	155,133	97,833	52,664	52,664	170,094	91,563	91,563	286,174	154,049	154,049
10	162,889	88,814	49,055	49,055	164,304	90,752	90,752	292,990	161,830	161,830
15	207,893	54,667	34,112	34,112	138,161	86,213	86,213	329,521	205,624	205,624
20	265,330	33,544	23,371	23,371	116,147	80,924	80,924	370,845	258,382	258,382
25	338,635	20,747	15,892	15,892	98,389	75,365	75,365	420,901	322,406	322,406
30	432,194	12,854	10,614	10,614	83,464	68,920	68,920	478,881	395,436	395,436
35	551,602	8,040	7,017	7,017	71,427	62,339	62,339	550,080	480,092	480,092
40	703,999	5,058	4,613	4,613	61,430	56,026	56,026	635,648	579,738	579,738
45	898,501	3,147	3,147	3,147	52,190	52,190	52,190	726,247	726,247	726,247
50	1,146,740	2,382	2,382	2,382	53,945	53,945	53,945	1,009,705	1,009,705	1,009,705
55	1,463,563	1,803	1,803	1,803	55,777	55,777	55,777	1,403,810	1,403,810	1,403,810
60	1,867,919	1,365	1,365	1,365	57,688	57,688	57,688	1,951,962	1,951,962	1,951,962
Age 120(3)	2,383,990	1,034	1,034	1,034	59,681	59,681	59,681	2,714,374	2,714,374	2,714,374

(1)  The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)  Assumes that no policy loans or withdrawals have been made.

(3)  This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

28

Flexible Premium Variable Life Insurance(1)

MALE
STANDARD NON-NICOTINE

Initial Premium:	$100,000
Initial Death Benefit:	$240,160
Issue Age:	55
Death Benefit Payable to Age	120
Planned Single Premium	$100,000

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	105,000	211,864	90,931	90,931	225,202	96,655	96,655	238,511	102,367	102,367
2	110,250	193,552	85,582	85,582	218,808	96,750	96,750	245,586	108,590	108,590
3	115,763	176,916	80,562	80,562	212,672	96,844	96,844	252,922	115,172	115,172
4	121,551	161,756	75,835	75,835	206,768	96,938	96,938	260,554	122,155	122,155
5	127,628	147,944	71,385	71,385	201,097	97,033	97,033	268,510	129,560	129,560
6	134,010	135,352	67,185	67,185	195,674	97,128	97,128	276,884	137,438	137,438
7	140,710	123,926	63,242	63,242	190,512	97,222	97,222	285,646	145,771	145,771
8	147,746	113,540	59,530	59,530	185,612	97,317	97,317	294,887	154,611	154,611
9	155,133	104,095	56,035	56,035	180,960	97,412	97,412	304,634	163,986	163,986
10	162,889	95,478	52,736	52,736	176,534	97,507	97,507	314,950	173,959	173,959
15	207,893	62,075	38,736	38,736	156,160	97,446	97,446	372,278	232,305	232,305
20	265,330	40,824	28,443	28,443	139,771	97,384	97,384	445,267	310,234	310,234
25	338,635	26,847	20,564	20,564	125,163	95,874	95,874	533,076	408,331	408,331
30	432,194	17,543	14,486	14,486	111,480	92,054	92,054	635,354	524,644	524,644
35	551,602	11,575	10,102	10,102	100,270	87,512	87,512	764,841	667,529	667,529
40	703,999	7,634	6,962	6,962	90,173	82,242	82,242	920,919	839,918	839,918
45	898,501	4,904	4,904	4,904	78,938	78,938	78,938	1,078,761	1,078,761	1,078,761
50	1,146,740	3,761	3,761	3,761	82,303	82,303	82,303	1,501,715	1,501,715	1,501,715
55	1,463,563	2,885	2,885	2,885	85,813	85,813	85,813	2,090,199	2,090,199	2,090,199
60	1,867,919	2,214	2,214	2,214	89,475	89,475	89,475	2,909,313	2,909,313	2,909,313
Age 120(3)	2,383,990	1,698	1,698	1,698	93,294	93,294	93,294	4,049,442	4,049,442	4,049,442

(1)  The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)  Assumes that no policy loans or withdrawals have been made.

(3)

(4)  This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

29

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company
PO Box 34690
Seattle, WA 98124-1690
1-888-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-551-8090 or 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 "F" Street NE, Washington, DC 20549.

Investment Company Act File No. 811-04909

30

STATEMENT OF ADDITIONAL INFORMATION

to

COMPLETE SM

A FutureSystem™ Life Model Design.  Patent Pending

and

COMPLETE SM ADVISOR

A FutureSystem™ Life Model Design.  Patent Pending

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

issued by

SYMETRA SEPARATE ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for each of the Individual Flexible Premium Variable Life Insurance Policies.  Terms used in the current prospectus for each  policy are incorporated in this Statement.

The prospectuses concisely set forth information that a prospective investor should know before investing.  For a copy of either prospectus, call 1-888-796-3872 or write to Symetra Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the prospectuses are both dated May 1, 2008.

TABLE OF CONTENTS

SYMETRA SEPARATE ACCOUNT SL	2
SERVICES	2
Service Providers	2
Experts	2
Independent Registered Public Accounting Firm	3
DISTRIBUTION	3
Reduction or Elimination of Policy Charges or Additional Amounts Credited	3
Underwriting	4
Misstatement of Age or Sex	4
Suicide	4
The Company’s Right to Contest	4
Advertising	4
Increases in Face Amount	4
FEDERAL TAX STATUS	5
Our Income Taxes	5
FINANCIAL STATEMENTS	5

SYMETRA SEPARATE ACCOUNT SL

Symetra Life Insurance Company (“the Company”, “Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation which is a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses.  Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company.  On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account SL (“the Separate Account”) on November 6, 1986, to hold assets that underlie policy values invested in the portfolios.  The Separate Account meets the definition of  “separate account” under Washington State law and under the federal securities laws.  It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended.  This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company.  The Separate Account invests in the Sub-accounts that are offered under the policy.  Each Sub-account invests exclusively in a particular portfolio designed for use in variable annuity and variable life insurance products.  Not all  Sub-accounts  may be available under the policies described herein.  We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts.  We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios.  Policy values allocated to the Separate Account will vary with the value of the shares of the Sub-account, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation units will reflect the investment performance of the Separate Account with respect to amounts allocated to it.  Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions.  The policy owner bears the entire investment risk.  There can be no assurance that the aggregate value in the policy will equal or exceed the purchase payments made under a policy for the reasons described above.

SERVICES

Service Providers

The administration and customer service for the policies is performed by McCamish Systems, L.L.C. (licensed in California as McCamish Systems LLC Insurance Administrators)  (“McCamish”), a Georgia company having its principal address and place of business at 6245 Powers Ferry Road, Third Floor, Atlanta, GA 30339.  McCamish performs the following services in connection with the policies:  information technology application services, customer application processing, receipt of premium payments, daily policy accounting, daily policy calculations, provision of policy statements and notices, maintenance of customer service center, mailing, maintenance of books and records, including, paper files, computer data files, electronic images, correspondence with owners of policies, and all related administrative records.  Underwriting and claims-paying are retained services of Symetra Life.  Symetra Life, the Separate Account, and the principal underwriter, Symetra Securities, Inc, have no direct or indirect affiliated relationship with McCamish.  Symetra Life entered into a Master Administration Agreement with McCamish effective December 15, 2006  and the basis for the compensation to be paid to McCamish is  a combination of fees for service, flat rate and asset based fees.

Experts

Ernst & Young LLP, independent registered public accounting firm, has audited our financial statements listed below, as set forth in their reports. We’ve included our financial statements in the Statement of Additional Information and elsewhere in the Registration Statement in reliance on Ernst & Young LLP’s reports, given on their authority as experts in accounting and auditing.

2

•                  The financial statements of Symetra Separate Account SL as of December 31, 2007 and for each of the two years in the period then ended.

•                  The consolidated financial statements of Symetra Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007.

Independent Registered Public Accounting Firm

The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

DISTRIBUTION

Symetra Securities, Inc. (“SSI”), an affiliate of the Company, acts as the principal underwriter for the policies.  SSI is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004.  The policies issued by the Separate Account are offered on a continuous basis. SSI is an affiliate of Symetra Life.  For the years ended 2007, 2006 and 2005,  SSI received $466,800, $532,138, and $564,045 in commissions for the distribution of all policies funded through the Separate Account.  SSI does not retain any portion of the commissions.

Reduction or Elimination of Policy Charges or Additional Amounts Credited

Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances, we may pass a portion of these anticipated savings on to the policyholder by reducing or eliminating certain policy charges or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:

1.               The size and type of group to which sales are to be made will be considered.  Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of policies with fewer sales contacts.

2.               The total amount of purchase payments to be received will be considered.  Per policy sales expenses are likely to be less on larger purchase payments than on smaller ones.

3.               Any prior or existing relationship with us will be considered.  Per policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the policies with fewer sales contacts.

4.               There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

3

Underwriting

The Company gathers certain information about an applicant’s gender, age, health, occupation, avocation, finances and other factors that impact mortality risk.  That information is gathered through use of applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification.  The Company uses the 2001 Commissioner’s Standard Ordinary Mortality table to determine the maximum cost of insurance for each insured.

Misstatement of Age or Sex

If the age or sex of the insured has been incorrectly stated, the death benefit will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

Suicide

In the event the insured commits suicide, whether sane or insane, within two years from the Policy Date, the amount of death benefit will be limited to the Policy Value minus any accrued monthly deductions and outstanding loans and loaned interest owed to us.  All amounts will be calculated as of the date of death.

The Company’s Right to Contest

The Company cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured’s lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase.  If the policy is reinstated, the two-year period is measured from the date of reinstatement.

Advertising

The Company is ranked and rated by independent financial rating services, including Moody’s, Standard and Poor’s and A.M. Best Company.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company.  The ratings are not intended to reflect the investment experience or financial strength of the Separate Account.  From time to time we may advertise the rating of the Company and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Increases in Face Amount

Unlike other life insurance policies, this policy does not have a traditional “face amount” of coverage.  You apply for a premium plan rather than a specific face amount of insurance.  You may apply at no cost to you for a new premium plan to contribute more premium than the current premium plan for your policy.  If we approve your application for the new premium plan, then we will provide you with written notice and a new premium plan that will become part of your policy.  We do not charge you additional charges or increased rates for increases in the premium plan.  After the increase in the premium plan, your Policy Value will be calculated in the same manner as your original policy, and your premium payments will be allocated to the investment options you select.

4

FEDERAL TAX STATUS

Our Income Taxes

Under current federal income tax law, we are not taxed on the Separate Account’s operations.  Thus, currently we do not deduct a charge from the Separate Account for federal income taxes.   We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and we are not currently charging for them.  If they increase, we may deduct charges for such taxes.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Symetra Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the policy.  They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

5

CONSOLIDATED FINANCIAL STATEMENTS

Symetra Life Insurance Company and Subsidiaries

As of December 31, 2007 and 2006

and Each of the Three Years in the Period Ended December 31, 2007

Symetra Life Insurance Company and Subsidiaries

Consolidated Financial Statements

As of December 31, 2007 and 2006

and Each of the Three Years in the Period Ended

December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders

Symetra Life Insurance Company and Subsidiaries

We have audited the accompanying consolidated balance sheets of Symetra Life Insurance Company and Subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Symetra Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington

March 11, 2008

1

Symetra Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

(In thousands, except share and per share data)

	December 31
	2007	2006
Assets
Investments: (Note 3)
Available-for-sale securities:
Fixed maturities, at fair value (amortized cost: $15,550,530 and $16,051,929, respectively)	$15,506,504	$16,013,687
Marketable equity securities, at fair value (cost: $135,182 and $136,797, respectively)	152,775	157,800
Mortgage loans	845,484	794,283
Policy loans	77,183	79,244
Short-term investments	5,798	31,745
Investments in limited partnerships	158,793	112,648
Other invested assets	3,918	7,213
Total investments	16,750,455	17,196,620

Cash and cash equivalents	196,376	227,796
Accrued investment income	193,678	206,297
Accounts receivable and other receivables	50,871	79,172
Reinsurance recoverables (Note 7)	253,915	238,764
Deferred policy acquisition costs (Note 8)	132,891	88,237
Goodwill	3,687	3,687
Current income tax recoverable	3,280	—
Deferred income tax assets, net (Note 13)	203,199	218,460
Property, equipment, and leasehold improvements, net (Note 10)	13,140	16,799
Other assets	20,442	12,026
Securities lending collateral (Note 5)	283,330	439,292
Separate account assets	1,181,856	1,233,929
Total assets	$19,287,120	$19,961,079

2

Symetra Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

(In thousands, except share and per share data)

	December 31
	2007	2006
Liabilities and stockholder’s equity
Funds held under deposit contracts	$15,565,329	$15,984,629
Future policy benefits	384,855	376,363
Policy and contract claims (Note 11)	110,925	119,514
Unearned premiums	11,546	11,721
Other policyholders’ funds	56,617	48,392
Current income taxes payable (Note 13)	—	5,194
Other liabilities	198,115	244,703
Securities lending payable (Note 5)	283,330	439,292
Separate account liabilities	1,181,856	1,233,929
Total liabilities	17,792,573	18,463,737

Commitments and contingencies (Note 15)

Common stock, $250 par value; 20,000 shares authorized, issued and outstanding as of December 31, 2007 and 2006	5,000	5,000
Additional paid-in capital	1,251,697	1,251,697
Retained earnings	254,116	251,458
Accumulated other comprehensive loss, net of taxes (Note 14)	(16,266)	(10,813)
Total stockholder’s equity	1,494,547	1,497,342
Total liabilities and stockholder’s equity	$19,287,120	$19,961,079

See accompanying notes.

3

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Income

(In thousands)

	Year Ended December 31
	2007	2006	2005
Revenues:
Premiums (Note 7)	$530,555	$525,657	$575,459
Net investment income (Note 3)	969,251	982,039	991,233
Other revenues	36,370	34,784	37,383
Net realized investment gains (losses) (Note 3)	9,898	(5,482)	13,162
Total revenues	1,546,074	1,536,998	1,617,237

Benefits and expenses:
Policyholder benefits and claims	267,077	264,252	327,427
Interest credited	763,450	774,678	811,334
Other underwriting and operating expenses	248,945	236,707	251,151
Amortization of deferred policy acquisition costs	18,028	14,589	11,861
Total benefits and expenses	1,297,500	1,290,226	1,401,773
Income before income taxes	248,574	246,772	215,464

Provision (benefit) for income taxes: (Note 13)
Current	63,670	92,147	21,914
Deferred	17,374	(6,431)	43,064
Total provision for income taxes	81,044	85,716	64,978
Net income	$167,530	$161,056	$150,486

See accompanying notes.

4

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity

(In thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Stockholder’s Equity

Balances at January 1, 2005	$5,000	$1,251,697	$62,416	$311,514	$1,630,627
Comprehensive loss, net of taxes:
Net income	—	—	150,486	—	150,486
Other comprehensive loss, net of taxes:
Net unrealized losses on investment securities (net of tax: $(96,182))	—	—	—	(178,621)	(178,621)
Total comprehensive loss, net of tax					(28,135)
Balances at December 31, 2005	$5,000	$1,251,697	$212,902	$132,893	$1,602,492

Balances at January 1, 2006	$5,000	$1,251,697	$212,902	$132,893	$1,602,492
Comprehensive income, net of taxes:
Net income	—	—	161,056	—	161,056
Other comprehensive loss, net of tax:
Net unrealized losses on investment securities (net of tax: $(77,380))	—	—	—	(143,706)	(143,706)
Total comprehensive income, net of tax					17,350
Dividend distributions	—	—	(122,500)	—	(122,500)
Balances at December 31, 2006	$5,000	$1,251,697	$251,458	$(10,813)	$1,497,342

Balances at January 1, 2007	$5,000	$1,251,697	$251,458	$(10,813)	$1,497,342
Cumulative effect adjustment – upon adoption of SFAS No. 155 (net of tax: $(823))	—	—	1,528	(1,528)	—
Comprehensive income, net of taxes:
Net income	—	—	167,530	—	167,530
Other comprehensive loss, net of tax:
Net unrealized losses on investment securities (net of tax: $(2,113))	—	—	—	(3,925)	(3,925)
Total comprehensive income, net of tax					163,605
Dividend distributions	—	—	(166,400)	—	(166,400)
Balances at December 31, 2007	$5,000	$1,251,697	$254,116	$(16,266)	$1,494,547

See accompanying notes.

5

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

(In thousands)

	Year Ended December 31
	2007	2006	2005
Cash flows from operating activities
Net income	$167,530	$161,056	$150,486
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment (gains) losses	(9,898)	5,482	(13,162)
Accretion of fixed maturities and mortgage loans	58,008	72,185	98,829
Accrued interest on accrual bonds	(38,537)	(43,444)	(45,383)
Amortization and depreciation	10,804	8,314	7,583
Deferred income tax provision (benefit)	17,374	(6,431)	43,064
Interest credited on deposit contracts	763,450	774,678	811,334
Mortality and expense charges and administrative fees	(94,072)	(91,187)	(89,185)
Changes in:
Accrued investment income	12,619	7,205	15,552
Deferred policy acquisition costs	(42,221)	(39,112)	(33,438)
Other receivables	18,356	(27,436)	(8,602)
Policy and contract claims	(8,589)	(16,141)	(17,518)
Future policy benefits	8,492	4,906	16,545
Unearned premiums	(175)	161	2,157
Income taxes	(8,474)	31,402	(30,774)
Other assets and liabilities	(16,642)	(36,950)	(31,933)
Other, net	(2,917)	1,168	11
Total adjustments	667,578	644,800	725,080
Net cash provided by operating activities	835,108	805,856	875,566

Cash flows from investing activities
Purchases of:
Fixed maturities and equity securities	(2,554,396)	(1,710,939)	(2,825,539)
Other invested assets and investments in limited partnerships	(61,874)	(11,499)	(50,866)
Issuances of mortgage loans	(149,964)	(121,987)	(101,992)
Issuances of policy loans	(17,788)	(19,574)	(17,895)
Maturities and calls of fixed maturities	968,369	900,695	1,177,041
Sales of:
Fixed maturities and equity securities	2,090,469	1,632,041	2,322,501
Other invested assets and investments in limited partnerships	13,148	6,730	945
Repayments of mortgage loans	94,841	99,085	134,774
Repayments of policy loans	18,666	20,663	19,244
Net decrease (increase) in short-term investments	25,943	(31,757)	—
Purchases of property, equipment, and leasehold improvements	(2,141)	(2,776)	(21,824)
Net cash provided by investing activities	425,273	760,682	636,389

6

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

(In thousands)

	Year Ended December 31
	2007	2006	2005

Cash flows from financing activities
Policyholder account balances:
Deposits	$820,057	$654,656	$444,475
Withdrawals	(1,894,648)	(2,019,089)	(1,973,164)
Dividend distributions	(166,400)	(122,500)	—
Other, net	(50,810)	44,413	8,882
Net cash used in financing activities	(1,291,801)	(1,442,520)	(1,519,807)
Net increase (decrease) in cash and cash equivalents	(31,420)	124,018	(7,852)
Cash and cash equivalents at beginning of period	227,796	103,778	111,630
Cash and cash equivalents at end of period	$196,376	$227,796	$103,778

Supplemental disclosures of cash flow information
Net cash paid during the year for:
Income taxes	$72,000	$59,960	$51,925
Noncash transaction during the year:
Investment in limited partnership and capital obligation incurred	20,023	19,864	31,599

See accompanying notes.

7

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

(All dollar amounts in thousands, unless otherwise stated)

December 31, 2007

1. Organization and Description of Business

Symetra Life Insurance Company and Subsidiaries (the Company), is a stock life insurance company organized under the laws of the state of Washington. It is a wholly owned subsidiary of Symetra Financial Corporation, a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

The Company offers group and individual insurance products and retirement products, including annuities marketed through professional agents and distributors in all states and the District of Columbia. The Company’s principal products include medical stop-loss insurance, fixed and variable deferred annuities, single premium immediate annuities, and individual life insurance.

The Company has two wholly owned subsidiaries:

•                  First Symetra National Life Insurance Company of New York

•                  Symetra National Life Insurance Company

2. Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that may affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.

The Consolidated Financial Statements include the accounts of Symetra Life Insurance Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

Certain reclassifications have been made to the prior year financial information for it to conform to the current period presentation.

8

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); the liabilities for funds held under deposit contracts, future policy benefits and policy and contract claims liabilities; the identification of other-than-temporary impairments of investments; and income taxes. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Recognition of Insurance Revenue and Related Benefits

Premiums from group life and health insurance products are recognized as revenue when earned over the life of the policy. The Company reports the portion of premiums unearned as a liability for unearned premiums on the Consolidated Balance Sheets. These policies are short-duration contracts.

Traditional individual life insurance products, primarily term and whole life insurance products, are long-duration contracts consisting principally of products with fixed and guaranteed premiums and benefits. Premiums from these products are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in the recognition of profits over the life of the policy. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Deposits related to universal life-type, limited payment-type, and investment-type products are credited to policyholder account balances and reflected as liabilities rather than as premium income when received. Revenues from these contracts consist of investment income on the policyholders’ fund balances and amounts assessed during the period against policyholders’ account balances for cost of insurance charges, policy administration charges, and surrender charges. The Company includes these cost of insurance charges in premiums. Policy administration charges and surrender charges are included in other revenues in the Consolidated Statements of Income. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Variable product fees are charged to variable annuity and variable life policyholders’ accounts based upon the daily net assets of the policyholders’ account values, and are recognized as other revenue when charged. Cost of insurance charges, policy administration charges, and surrender charges are included in other revenues in the Consolidated Statements of Income.

9

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Investments

Available-for-Sale Securities

The Company classifies its investments in fixed maturities and marketable equity securities as available-for-sale securities and carries them at fair value. Fixed maturities include bonds, mortgage-backed securities, and redeemable preferred stock. Marketable equity securities include common stock, nonredeemable preferred stock, and investments in limited partnerships when the ownership percentage of such investment is less than 3%, which was $21,084 and $25,770 for the years ended December 31, 2007 and 2006, respectively.

The Company reports net unrealized investment gains and losses related to its available-for-sale securities in accumulated other comprehensive income (loss) (AOCI) in Stockholder’s Equity, net of related DAC and deferred income taxes.

The Company reports interest and dividends earned in net investment income. When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal are paid. For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments to date plus anticipated future payments. The Company includes any resulting adjustment in net investment income.

10

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Investment Valuation

The Company uses quoted market prices or public market information to determine the fair value of its investments when such information is available. When such information is not available for investments, as in the case of securities that are not publicly traded, the Company uses other valuation techniques. Such techniques include evaluating discounted cash flows, identifying comparable securities with quoted market prices, and using internally prepared valuations based on certain modeling and pricing methods. The Company’s investment portfolio at December 31, 2007 and 2006, included $656,490 and $604,250, respectively, of fixed maturities and $21,084 and $25,770, respectively, of marketable equity securities that were not publicly traded, and values for these securities were determined using these other valuation techniques.

The cost of securities sold is determined by the specific-identification method.

Other-Than-Temporary Impairments

Investments are considered to be impaired when a decline in fair value is judged to be other-than-temporary. The Company’s review of investment securities includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized position, and for fixed maturities, whether the issuer is in compliance with the terms and covenants of the security.

The Company’s review of its fixed maturities and marketable equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value has declined and remained below cost or amortized cost by less than 20%, (ii) securities where the estimated fair value has declined and remained below cost or amortized cost by 20% or more for less than six months, and (iii) securities where the estimated fair value has declined and remained below cost or amortized cost by 20% or more for six months or greater. While all securities are monitored for impairment, the Company’s experience indicates that the first two categories do not represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve.

11

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

If the value of any of the Company’s investments falls into the third category, the Company analyzes the decrease to determine whether it is an other-than-temporary decline in value. To make this determination for each security, the Company considers:

•                  How long and by how much the fair value has been below its cost or amortized cost.

•                  The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.

•                  The Company’s intent and ability to hold the security long enough for it to recover its value, considering any long-range plans that may affect the Company’s ability to hold securities.

•                  Any downgrades of the security by a rating agency.

•                  Any reduction or elimination of dividends, or nonpayment of scheduled interest payments.

Based on the analysis, the Company makes a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, the Company records an impairment charge within net realized investment gains in its Consolidated Statements of Income in the period that the Company makes the determination. In addition, any impaired investments where the Company does not have the intent and ability to hold the security long enough for it to recover its value is recorded as an other-than-temporary impairment.

Mortgage Loans

The Company carries mortgage loans at outstanding principal balances, less a valuation allowance for mortgage loan losses. The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the amortized cost and fair value of the underlying collateral to the valuation allowance. Changes in the valuation allowance are recorded in net realized investment gains (losses). The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. Interest income on nonperforming loans is generally recognized on a cash basis.

12

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Policy Loans

Policy loans are carried at unpaid principal balances, which approximate fair value.

Short-Term Investments

Short-term investments consist of highly liquid debt instruments with original maturities of greater than three months and less than twelve months when purchased.

Investments in Limited Partnerships

Investments in limited partnership interests are accounted for under the equity method when the Company has more than a minor interest of 3% or greater, has influence over the partnership’s operating and financial policies, and does not have a controlling interest. Income from equity method investments is recorded in net investment income.

The Company has identified certain investments in limited partnerships that meet the definition of a variable interest entity (VIE) under Financial Accounting Standards Board (FASB) Interpretation No. (FIN) 46R, Consolidation of Variable Interest Entities. Based on the analysis of these interests, the Company does not meet the FIN 46R definition of “primary beneficiary” of any of these partnerships and therefore has not consolidated these entities. The maximum exposure to loss as a result of the Company’s involvement in its VIEs was $158,793 and $112,648, as of December 31, 2007 and 2006, respectively.

Cash and Cash Equivalents

Cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with original maturities of three months or less at the time of purchase. Cash equivalents are reported at cost, which approximates fair value, and were $186,583 and $208,333 as of December 31, 2007 and 2006, respectively.

13

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments

Derivative financial instruments are included in other invested assets at fair value on the Company’s Consolidated Balance Sheets. The Company’s financial statement recognition of the change in fair value of a derivative depends on the intended use of the derivative and the extent to which it is effective as part of a hedging transaction. Derivatives that are highly effective and designated as either fair value or cash flow hedges receive hedge accounting treatment. For derivatives that do not qualify for hedge accounting treatment, the Company records the changes in the fair value of these derivatives in net realized investment gains (losses) in the Consolidated Statements of Income.

Reinsurance

The Company utilizes reinsurance agreements to manage its exposure to potential losses. The Company reinsures all or a portion of its risk to reinsurers for certain types of directly written business. In addition, the Company reinsures through pools to cover catastrophic losses. Reinsurance does not affect the Company’s liability to its policyholders. Accordingly, the future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables. The Company reports premiums, benefits, and settlement expenses net of reinsurance ceded on the Consolidated Statements of Income. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Deferred Policy Acquisition Costs

The Company defers as assets certain costs, principally commissions, distribution costs, and other underwriting costs, that vary with and are primarily related to the production of business. The Company limits deferrals to the lesser of the acquisition costs contained in the Company’s product pricing assumptions or actual costs incurred.

14

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

The Company amortizes acquisition costs for deferred and immediate annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the estimated future gross profits of each of these product lines. In this estimation process, the Company makes assumptions as to surrender rates, mortality experience, maintenance expenses, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to DAC amortization rates. For interest-sensitive life products, the Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in adjustments to DAC amortization. When such estimates are revised, they are recorded in current earnings. The Company adjusts the unamortized balance of DAC for the impact on estimated future gross profits as if net unrealized investment gains and losses on securities had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in AOCI in Stockholder’s Equity.

The Company amortizes acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies, using assumptions consistent with those used in computing policy benefit liabilities. The Company amortizes acquisition costs for group life and medical policies over the policy period of one year.

The Company conducts regular recoverability analyses for deferred and immediate annuity contract, universal life contract, and traditional life contract DAC balances. The Company compares the current DAC balance with the estimated present value of future profitability of the underlying business. The DAC balances are considered recoverable if the present value of future profits is greater than the current DAC balance. As of December 31, 2007 and 2006, all of the DAC balances were considered recoverable.

Goodwill

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets. Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment. No impairment was recorded for the years ended December 31, 2007, 2006, or 2005.

15

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. Estimated useful lives generally range from one to ten years for leasehold improvements and three to ten years for all other property and equipment. Leasehold improvements are amortized over the shorter of their economic useful lives or the term of the lease.

Leases

Certain of the Company’s operating leases provide for minimum annual payments that change over the life of the lease. The aggregate minimum annual payments are expensed on the straight-line basis over the minimum lease term. The Company recognizes a deferred rent liability for minimum step rents when the amount of rent expense exceeds the actual lease payments and it reduces the deferred rent liability when the actual lease payments exceed the amount of straight-line rent expense. Rent holidays, rent incentives, and tenant improvement allowances are amortized on the straight-line basis over the initial term of the lease and any option period that is reasonably assured.

Deferred Sales Inducements

The Company defers sales inducements to contract holders for bonus interest features on deferred annuities. The bonus interest entitles the contract holder to an incremental amount of interest to be credited to the account value over the twelve-month period following the initial deposit. The incremental interest causes the first year credited rate to be higher than the contract’s expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contract holders are reported as other assets and amortized into interest credited to policy holder account values using the same methodology and assumptions used to amortize DAC.

16

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate account assets and liabilities reported on the accompanying Consolidated Balance Sheets represent funds that the Company administers and invests to meet the specific fund allocations of the policyholders of variable annuity, life, and universal life contracts. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company’s other business activities. Net investment income and net realized and unrealized investment gains and losses accrue directly to such policyholder who bears the investment risk, subject to guaranteed minimum death benefits (GMDB). For variable annuity contracts with GMDB, the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. The Company offers three types of GMDB contracts consisting of return of premium and two versions of ratchet, which are evaluated every fifth and eighth year, respectively.

The Company reinsures nearly all of the GMDB risk on its individual variable annuity contracts. Therefore, the liability balance is not material. The Company does not include investment results accruing directly to the policyholder in its revenues. Fees charged to policyholders include mortality, policy administration, and surrender charges and are included in other revenues.

Funds Held Under Deposit Contracts

Liabilities for fixed deferred annuity contracts, guaranteed investment contracts, and universal life policies, including bank owned life insurance (BOLI), are computed as deposits net of withdrawals made by the policyholder, plus amounts credited based on contract specifications, less contract fees and charges assessed, plus any additional interest. For single premium immediate annuities (SPIAs), including structured settlements, future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Liabilities are based on discounted amounts of estimated future benefits. Contingent future benefits are discounted with current pricing mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserves for SPIAs is set at issue. The interest rates within the pattern vary over time and start with interest rates that prevailed at the contract issue. The weighted-average implied interest rate on the existing block is currently 5.9% and will grade to an ultimate assumed level of 6.7% in about 20 years.

17

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Future Policy Benefits

The Company computes liabilities for future policy benefits under traditional individual life and group life insurance policies on the level premium method, which uses a level premium assumption to fund reserves. The Company selects the level premiums so that the actuarial present value of future benefits equals the actuarial present value of future premiums. The Company sets the interest, mortality, and persistency assumptions in the year of issue and includes provisions for adverse deviations. These liabilities are contingent upon the death of the insured while the policy is in force. The Company derives mortality assumptions from both company-specific and industry statistics. The Company discounts future benefits at interest rates that vary by year of policy issue, are graded to the statutory valuation interest rate over time, and range from 6.0% to 4.0%. Assumptions are set at the time each product is introduced, and are not updated for actual experience unless the total product liability amount is determined to be inadequate to cover future policy benefits. The provisions for adverse deviations are intended to provide coverage for the risk that actual experience may be worse than locked-in best-estimate assumptions.

Policy and Contract Claims

Liabilities for policy and contract claims primarily represent liabilities for claims under group medical coverages and are established on the basis of reported losses (case basis method). The Company also provides for claims incurred but not reported (IBNR), based on expected loss ratios, claims paying completion patterns, and historical experience. The Company periodically reviews estimates for reported but unpaid claims and IBNR. Any necessary adjustments are reflected in current operating results. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases.

Income Taxes

Income taxes have been provided using the liability method. The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. The deferred income taxes are calculated as the difference between the book and tax basis of the appropriate assets and liabilities and are measured using enacted tax rates. Deferred tax assets are recognized only to the extent that it is probable that future tax profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized.

The Company files a separate life consolidated tax return.

18

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

New Accounting Pronouncements

FIN 48, Accounting for Uncertainty in Income Taxes — An Interpretation of FASB Statement No. 109

In June 2006, the FASB issued FIN 48, Accounting for Uncertainty in Income Taxes, an Interpretation of SFAS No. 109, Accounting for Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with SFAS No. 109. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007. The company did not recognize a change in the liability for unrecognized tax benefits or an adjustment to retained earnings as a result of adoption.

SFAS No. 155, Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends certain paragraphs of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 also resolves issues addressed in SFAS No. 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS No. 155 eliminates the requirement to bifurcate financial instruments with embedded derivatives if the holder of the instrument elects to account for the entire instrument on a fair value basis. Changes in fair value are recorded as realized gains. The fair value election may be applied upon adoption of the statement for hybrid instruments that had been bifurcated under SFAS No. 133 prior to adoption. SFAS No. 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS No. 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis.

19

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

The Company adopted SFAS No. 155 as of January 1, 2007. Prior to adoption, the Company bifurcated the equity conversion option in its investment in convertible securities. Changes in fair value of the host instrument, the convertible bonds, were recorded in net unrealized gains (losses) on investments while changes in the fair value of the equity conversion option were recorded in net realized investment gains. At December 31, 2006, the Company recorded $42,823 related to the fair value of host instrument in fixed maturity investments and $5,090 related to the fair value of the equity conversion options in other invested assets. Upon adoption of SFAS No. 155, the Company recorded an adjustment of $1,528 in gross gains, net of tax, to reclassify net unrealized gains on investments to beginning retained earnings to reflect the cumulative effective of adoption. At December 31, 2007, the Company had $46,837 of convertible securities recorded in fixed maturities.

American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract, resulting in a release of unamortized DAC, unearned revenue, and deferred sales inducements associated with the replaced contract.

The Company adopted SOP 05-1 effective on January 1, 2007. The adoption of SOP 05-1 did not have a material impact on the Company’s consolidated financial statements.

20

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Accounting Pronouncements Not Yet Adopted

SFAS No. 157, Fair Value Measurements

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about assets and liabilities measured at fair value. The new standard provides a consistent definition of fair value which focuses on exit price measurement and prioritizes, within a measurement of fair value, the use of market-based inputs over entity-specific inputs. The standard also establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. For financial assets and liabilities, SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. For nonfinancial assets and liabilities, SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2008.

The Company adopted SFAS No. 157 effective January 1, 2008 and did not record any cumulative effect adjustments upon adoption.

SFAS No. 159, Fair Value Options

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. The Statement allows companies to make an election, on an individual instrument basis, to report financial assets and liabilities at fair value. The election must be made at the inception of a transaction and may not be reversed. The election may also be made for existing financial assets and liabilities at the time of adoption. Unrealized gains and losses on assets or liabilities for which the fair value option has been elected are to be reported in earnings. The Statement requires additional disclosures for instruments for which the election has been made, including a description of management’s reasons for making the election. SFAS No. 159 is effective as of fiscal years beginning after November 15, 2007, and is to be adopted prospectively and concurrent with the adoption of SFAS No. 157.

21

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Effective January 1, 2008, the Company adopted SFAS No. 159 and elected the fair value option for its investments in common stock, which will be presented as trading securities, and its investments in hedge funds and private equity funds, regardless of ownership percentage, which will be presented as investments in limited partnerships. This election resulted in an increase to retained earnings as a cumulative effect adjustment of $12,774, net of taxes of $6,878.

SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements. SFAS No. 160 clarifies that a noncontrolling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. This Statement is effective for fiscal years beginning on or after December 15, 2008. The Company is currently evaluating the impact the adoption of this Statement could have on its financial condition, results of operations, and cash flows.

SFAS No. 141(R), Business Combinations

In December 2007, the FASB issued SFAS No. 141(R), Business Combinations. SFAS No. 141(R) establishes principles and requirements for how the acquirer of a business would recognize and measure the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; the goodwill acquired in the business combination or a gain from a bargain purchase; and the appropriate disclosures. This Statement is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The adoption of this Statement will have an impact on future business combinations.

22

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments

The following tables summarize the Company’s fixed maturities and marketable equity securities:

December 31, 2007	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$184,646	$3,658	$(1,165)	$187,139
State and political subdivisions	490,116	13,038	(4,130)	499,024
Foreign governments	122,121	4,316	(60)	126,377
Corporate securities	10,155,053	149,635	(218,465)	10,086,223
Mortgage-backed securities	4,598,594	47,403	(38,256)	4,607,741
Total fixed maturities	15,550,530	218,050	(262,076)	15,506,504
Marketable equity securities	135,182	26,139	(8,546)	152,775
Total	$15,685,712	$244,189	$(270,622)	$15,659,279

December 31, 2006	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$157,000	$1,775	$(879)	$157,896
State and political subdivisions	666,101	9,329	(4,532)	670,898
Foreign governments	205,186	4,166	(477)	208,875
Corporate securities	10,637,634	161,802	(167,601)	10,631,835
Mortgage-backed securities	4,386,008	26,741	(68,566)	4,344,183
Total fixed maturities	16,051,929	203,813	(242,055)	16,013,687
Marketable equity securities	136,797	21,875	(872)	157,800
Total	$16,188,726	$225,688	$(242,927)	$16,171,487

23

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments (continued)

The following table shows the Company’s investments’ gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2007	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities:
U.S. government and agencies	$1,814	$(4)	$59,285	$(1,161)	$61,099	$(1,165)
State and political subdivisions	21,687	(990)	74,386	(3,140)	96,073	(4,130)
Foreign governments	—	—	10,593	(60)	10,593	(60)
Corporate securities	2,040,980	(102,719)	3,279,034	(115,746)	5,320,014	(218,465)
Mortgage-backed securities	487,594	(11,424)	1,703,511	(26,832)	2,191,105	(38,256)
Total fixed maturities	2,552,075	(115,137)	5,126,809	(146,939)	7,678,884	(262,076)
Marketable equity securities	47,256	(8,174)	1,049	(372)	48,305	(8,546)
Total	$2,599,331	$(123,311)	$5,127,858	$(147,311)	$7,727,189	$(270,622)

	Less Than 12 Months		12 Months or More		Total
December 31, 2006	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities:
U.S. government and agencies	$52,723	$(671)	$24,683	$(208)	$77,406	$(879)
State and political subdivisions	219,608	(2,922)	65,722	(1,610)	285,330	(4,532)
Foreign governments	14,404	(214)	11,103	(263)	25,507	(477)
Corporate securities	2,719,311	(55,159)	3,686,795	(112,442)	6,406,106	(167,601)
Mortgage-backed securities	1,501,485	(22,776)	1,888,331	(45,790)	3,389,816	(68,566)
Total fixed maturities	4,507,531	(81,742)	5,676,634	(160,313)	10,184,165	(242,055)
Marketable equity securities	5,495	(125)	1,845	(747)	7,340	(872)
Total	$4,513,026	$(81,867)	$5,678,479	$(161,060)	$10,191,505	$(242,927)

24

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments (continued)

The Company reviewed all its investments with unrealized losses at the end of 2007 and 2006 in accordance with the impairment policy described in Note 2. The Company’s evaluation determined that these declines in fair value were temporary and it had the intent and ability to hold them until recovery. As of December 31, 2007 and 2006, $128,735 and $148,548, respectively, of unrealized losses for a period of twelve months or more relate to investment grade fixed income securities. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in the issuer and the sector related credit spreads since the securities were acquired. As of December 31, 2007 and 2006, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

At December 31, 2007 and 2006, the Company held below-investment-grade fixed maturities with fair values of $581,034 and $697,568, respectively, and amortized costs of $594,298 and $669,967, respectively. These holdings amounted to 3.8% and 4.4% of the Company’s investments in fixed maturities at fair value as of December 31, 2007 and 2006, respectively. The fixed maturity portfolio also included not rated securities with fair values of $692,322 and $627,504, respectively, and amortized costs of $689,034 and $628,910, respectively. These holdings amounted to 4.5% and 3.9%, respectively, of the Company’s investments in fixed maturities at fair value as of December 31, 2007 and 2006.

Based on market values as of December 31, 2007, the majority of the Company’s mortgage-backed securities are classified as prime. The Company classified approximately $1,753 of its mortgage-backed securities as subprime, and approximately $209,740 of its mortgage-backed securities as Alt-A, representing approximately 0.04% and 4.7%, respectively, of the fair value of total mortgage-backed securities.

The $1,753 of sub-prime securities were issued from a dedicated second-lien shelf, which the Company considers to be a sub-prime risk regardless of credit score or other metrics, and does not own any securities from dedicated sub-prime shelves. The sub-prime securities had a Standard & Poor’s (S&P) credit rating of AAA, as of December 31, 2007. In addition, based on a review of the characteristics of their underling mortgage loan pools, such as credit scores and financial ratios, the Company classified $209,740 of securities as Alt-A, as each has overall collateral credit quality between prime and sub-prime, of which $190,471, or 90.8% has an S&P credit rating of AAA, as of December 31, 2007.

25

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments (continued)

The Company does not own any residential collateralized debt obligations. In addition, the Company held minimal investments in asset-backed securities, which are included in mortgage-backed securities, that had an estimated fair value of $160,150 and $92,677 as of December 31, 2007 and 2006, respectively.

The following table summarizes the cost or amortized cost and fair value of fixed maturities at December 31, 2007, by contractual years-to-maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

	Cost or Amortized Cost	Fair Value

One year or less	$414,040	$411,491
Over one year through five years	2,460,961	2,458,380
Over five years through ten years	2,478,688	2,450,781
Over ten years	5,598,247	5,578,111
Mortgage-backed securities	4,598,594	4,607,741
Total fixed maturities	$15,550,530	$15,506,504

The carrying value of certain securities and cash on deposit with state regulatory authorities was $9,799 and $8,302 at December 31, 2007 and 2006, respectively.

For the year ended December 31, 2007, financial institutions, U.S. federal government, and utilities industries represented 25.9%, 18.8%, and 12.5%, respectively, of the Company’s investments in fixed maturity and marketable equity securities at fair value.

For the year ended December 31, 2006, financial institutions, U.S. federal government, and utilities industries represented 24.4%, 18.5%, and 13.0%, respectively, of the Company’s investments in fixed maturity and marketable equity securities at fair value.

26

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments (continued)

The following table summarizes the Company’s net investment income:

	Year Ended December 31
	2007	2006	2005

Fixed maturities	$910,106	$929,109	$947,308
Marketable equity securities	5,011	6,019	3,725
Mortgage loans	50,000	48,849	46,052
Policy loans	4,740	4,870	5,112
Investments in limited partnerships	(17)	4,658	2,514
Other	17,765	11,774	9,056
Total investment income	987,605	1,005,279	1,013,767
Investment expenses	(18,354)	(23,240)	(22,534)
Net investment income	$969,251	$982,039	$991,233

The carrying value of investments in fixed maturities that have not produced income for the last twelve months was $12,509 and $29,047 at December 31, 2007 and 2006, respectively. All of the Company’s mortgage loans produced income during 2007 and 2006.

The following table summarizes the Company’s net realized investment gains (losses):

	Year Ended December 31
	2007	2006	2005

Fixed maturities	$5,461	$(18,729)	$2,983
Marketable equity securities	6,658	10,145	7,069
Other invested assets	(3,064)	1,912	3,023
Deferred policy acquisition costs adjustment	843	1,190	87
Net realized investment gains (losses)	$9,898	$(5,482)	$13,162

27

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments (continued)

During 2007, the Company recorded impairment charges of fixed maturity investments and equity securities totaling $15,749. These write-downs were primarily from investments in the paper-related industry totaling $7,291, or 46.3%, and brewing industry totaling $1,697, or 10.8%. The additional write-downs represent securities that the Company does not intend to hold until recovery. The following tables provide additional detail of net realized investment gains (losses) for 2007, 2006, and 2005.

	Year Ended December 31
	2007	2006	2005

Gross realized gains on sales:
Fixed maturities	$34,198	$24,735	$30,702
Marketable equity securities	9,616	11,863	8,138
Total gross realized gains on sales	43,814	36,598	38,840

Gross realized losses on sales:
Fixed maturities	(15,316)	(18,027)	(25,751)
Marketable equity securities	(1,715)	(1,431)	(847)
Total gross realized losses on sales	(17,031)	(19,458)	(26,598)

Impairments:
Fixed maturities	(15,002)	(24,608)	(7,624)
Marketable equity securities	(747)	(471)	—
Total impairments	(15,749)	(25,079)	(7,624)

Other, including gains (losses) on calls and redemptions:
Fixed maturities	1,581	(829)	5,656
Marketable equity securities	318	184	(222)
Other	(3,035)	3,102	3,110
Total other	(1,136)	2,457	8,544
Net realized investment gains (losses)	$9,898	$(5,482)	$13,162

The following table summarizes the Company’s allowance for mortgage loan losses:

	Year Ended December 31
	2007	2006

Allowance at beginning of period	$4,012	$3,903
Provision	237	109
Allowance at end of period	$4,249	$4,012

28

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments (continued)

This allowance relates to mortgage loan investments of $849,733 and $798,295 at December 31, 2007 and 2006, respectively. All of the Company’s mortgage loan investments were in good standing at December 31, 2007.

At December 31, 2007, mortgage loans constituted approximately 4.4% of total assets and are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The majority of the properties are located in the western United States, with 28.9% of the total in California and 18.9% in Washington. Individual loans generally do not exceed $15,000.

The carrying value of other invested assets approximates fair value. The following table summarizes the Company’s other invested assets:

	2007	2006

Options	$3,841	$2,053
Embedded derivatives	—	5,090
Other	77	70
Total other invested assets	$3,918	$7,213

4. Derivative Financial Instruments

Derivatives are instruments whose values are derived from an underlying instrument, indices, or rates, have a notional amount, and can be net settled. This may include derivatives that are “embedded” in financial instruments or in certain existing assets or liabilities. The Company uses derivative financial instruments, primarily options, as a means of hedging exposure to equity price changes.

Counterparty credit risk is the risk that a counterparty to a derivative contract will be unable to perform its obligations. The Company manages counterparty credit risk on an individual counterparty basis, and gains and losses are netted by counterparty. The Company mitigates counterparty credit risk through credit reviews, approval controls, and by only entering into agreements with creditworthy counterparties. The Company performs ongoing monitoring of counterparty credit exposure risk against credit limits. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of derivative financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts.

29

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

4. Derivative Financial Instruments (continued)

The Company has a closed block of fixed indexed annuity (FIA) product that credits the policyholders’ accounts based on a percentage of the gain in the S&P 500 Index. In connection with this product, the Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. This program consists of buying S&P 500 Index options. Although the Company uses index options to hedge the equity return component of the FIA, the options do not qualify as hedging instruments or for hedge accounting treatment pursuant to SFAS No. 133. Accordingly, the assets are recorded as a free-standing derivative asset or options in other invested assets, and mark-to-market gains or losses to record the options at fair value are recognized in net realized investment gains (losses). The Company recognized pretax gains (losses) on these options of $(2,341), $2,227, and $(4,413), for the years ended December 31, 2007, 2006 and 2005, respectively.

5. Securities Lending Program

The Company participates in a securities lending program whereby blocks of securities included in investments are loaned to third parties, primarily major brokerage firms. The Company maintains full ownership rights to the securities on loan and accordingly the loaned securities are classified as investments in the Consolidated Balance Sheets. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $281,318 and $395,942 and an estimated fair value of $271,325 and $427,660 were on loan under the program at December 31, 2007 and 2006, respectively. The Company was liable for cash collateral under its control of $283,330 and $439,292 at December 31, 2007 and 2006, respectively.

6. Fair Value of Financial Instruments

The Company carries its fixed maturities and marketable equity securities at fair value.

The fair values for mortgage loans are determined by discounting the projected cash flows using the current rate at which the loans would be made to borrowers with similar credit ratings and for the same maturities.

For policy loans, short-term investments, cash and cash equivalents, accounts receivable, and other liabilities the carrying value is a reasonable estimate of fair value.

30

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

6. Fair Value of Financial Instruments (continued)

The fair value of investments in limited partnerships is provided by the general partner or manager of each investment. Included in investments in limited partnerships are investments in tax-sheltered affordable housing projects for which the fair values are calculated as the sum of cash contributions and the present value of future commitments. The Company’s fair value for its limited partnership contributions payable is estimated using the present value of the remaining liability.

The carrying amount of other invested assets, including options and embedded derivatives, approximates fair value.

The carrying value of securities lending collateral and securities lending payable approximates fair value.

Separate account assets and the related liabilities are reported at fair value using quoted market prices.

The Company estimates the fair values of investment contracts (funds held under deposit contracts) with defined maturities by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturities, the Company estimates fair values to be the present surrender value.

31

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

6. Fair Value of Financial Instruments (continued)

The following table summarizes the carrying or reported values and corresponding fair values of financial instruments:

	December 31, 2007		December 31, 2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Fixed maturities	$15,506,504	$15,506,504	$16,013,687	$16,013,687
Marketable equity securities	152,775	152,775	157,800	157,800
Mortgage loans	845,484	857,372	794,283	800,089
Policy loans	77,183	77,183	79,244	79,244
Short-term investments	5,798	5,798	31,745	31,745
Investments in limited partnerships	158,793	158,793	112,648	112,648
Other invested assets:
Embedded derivatives	—	—	5,090	5,090
Options	3,841	3,841	2,053	2,053
Cash and cash equivalents	196,376	196,376	227,796	227,796
Accounts receivable and other receivables	50,871	50,871	79,172	79,172
Securities lending collateral	283,330	283,330	439,292	439,292
Separate account assets	1,181,856	1,181,856	1,233,929	1,233,929

Financial liabilities:
Funds held under deposit contracts	15,565,329	15,413,487	15,984,629	15,954,265
Limited partnerships contributions payable	58,328	58,328	44,646	44,646
Securities lending payable	283,330	283,330	439,292	439,292
Separate account liabilities	1,181,856	1,181,856	1,233,929	1,233,929

7. Reinsurance

The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurer insolvencies. Management of the Company is not aware of any of the Company’s major reinsurers currently experiencing material financial difficulties. The Company analyzes reinsurance recoverables according to the credit ratings of its reinsurers. Of the total amount due from reinsurers at December 31, 2007, 99.8% was with reinsurers rated A- or higher by A.M. Best. The Company had no reserve for uncollectible reinsurance in 2007 or 2006. None of the Company’s reinsurance contracts exclude certified terrorist acts.

32

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

7. Reinsurance (continued)

For the individual life insurance business, the Company has reinsurance agreements that limit the maximum claim on a single individual to $500. The reinsurance agreements vary by product and policy issue year. Most of the reinsurance recoverable relates to future policy benefits and is covered by coinsurance agreements where the reinsurer reimburses the Company based on a percentage, which ranges from 50% to 85%, as specified in the reinsurance contracts.

The Company reinsures 100% of its group long-term and short-term disability business, except for the short-term disability sold within the limited medical benefit plans, which is not reinsured. The reinsurer is responsible for paying all claims.

Reinsurance recoverables are comprised of the following amounts:

	December 31
	2007	2006
Life insurance and annuities
Reinsurance recoverables on:
Funds held under deposit contracts	$74,388	$72,365
Future policy benefits	106,874	93,703
Policy and contract claims	5,160	4,534
Paid claims, expense allowance, and premium tax recoverable	4,950	1,890
Total life insurance and annuities	191,372	172,492

Accident and health insurance
Reinsurance recoverables on:
Future policy benefits	60,577	65,468
Policy and contract claims	718	725
Paid claims, expense allowance, and premium tax recoverable	1,248	79
Total accident and health insurance	62,543	66,272
Total reinsurance recoverables	$253,915	$238,764

33

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

7. Reinsurance (continued)

The effects of reinsurance on earned premiums are as follows:

	Year Ended December 31
	2007	2006	2005
Direct:
Accident and health premiums	$395,825	$390,873	$430,821
Life insurance premiums	194,266	191,881	192,854
Total	590,091	582,754	623,675
Assumed:
Accident and health premiums	—	(1)	15,277
Life insurance premiums	223	209	240
Total	223	208	15,517
Ceded:
Accident and health premiums	(9,904)	(10,215)	(22,529)
Life insurance premiums	(49,855)	(47,090)	(41,204)
Total	(59,759)	(57,305)	(63,733)
Total premiums	$530,555	$525,657	$575,459

Percentage of amount assumed to net	0.04%	0.04%	2.70%

Ceded reinsurance reduced policy benefits by $51,365, $45,533, and $39,253 for the years ended December 31, 2007, 2006 and 2005, respectively.

8. Deferred Policy Acquisition Costs

The following table provides a reconciliation of the beginning and ending balance for deferred policy acquisition costs:

	December 31
	2007	2006

Unamortized balance at beginning of period	$87,623	$48,511
Deferral of acquisition costs	59,588	52,511
Adjustment related to investment losses	661	1,190
Amortization	(18,028)	(14,589)
Unamortized balance at end of period	129,844	87,623
Accumulated effect of net unrealized investment losses	3,047	614
Balance at end of period	$132,891	$88,237

34

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

9. Deferred Sales Inducements

The following table provides a reconciliation of the beginning and ending balance for deferred sales inducements (DSI), which are included in other assets:

	December 31
	2007	2006

Unamortized balance at beginning of period	$9,010	$2,905
Capitalizations	8,824	6,113
Adjustments related to investment losses	182	—
Amortization	(821)	(8)
Unamortized balance at end of period	17,195	9,010
Accumulated effect of net unrealized investment losses	761	—
Balance at end of period	$17,956	$9,010

10. Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are comprised of the following amounts:

	December 31
	2007	2006

Computer equipment and software	$5,376	$3,573
Office equipment, furniture, and fixtures	7,918	7,597
Equipment and software under capital leases	13,825	13,825
Leasehold improvements	163	146
	27,282	25,141
Less accumulated depreciation and amortization	14,142	8,342
Total property, equipment, and leasehold improvements, net	$13,140	$16,799

Depreciation and amortization expenses associated with property, equipment, and leasehold improvements, including equipment and software under capital leases, amounted to $5,810, $4,271, and $4,187, for the years ended December 31, 2007, 2006, and 2005, respectively.

35

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

11. Policy and Contract Claims

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims:

	Year Ended December 31
	2007	2006	2005

Balance as of January 1	$119,514	$135,655	$153,173
Less: reinsurance recoverable	5,259	3,274	3,288
Net balance as of January 1	114,255	132,381	149,885
Incurred related to insured events of:
The current year	288,086	302,823	364,832
Prior years	(2,912)	(6,318)	1,555
Total incurred	285,174	296,505	366,387
Paid related to insured events of:
The current year	226,587	234,333	289,612
Prior years	67,795	80,298	94,279
Total paid	294,382	314,631	383,891
Net balance as of December 31	105,047	114,255	132,381
Add: reinsurance recoverable	5,878	5,259	3,274
Balance as of December 31	$110,925	$119,514	$135,655

The Company uses estimates in determining its liability for policy and contract claims. These estimates are based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2007, the change in prior year incurred claims was primarily due to favorable changes in liability estimates related to group medical stop-loss claims. This was offset by higher than expected claims experience related to individual life insurance. For the year ended December 31, 2006, the change in prior year incurred claims was primarily due to favorable claims experience and timing differences related to reinsurance recoveries in the current year of claims incurred and paid in prior years, related to individual life insurance. For the year ended December 31, 2005, the change in prior year incurred claims was primarily from higher-than-expected loss and claims experience in the medical stop-loss business, offset by favorable individual life insurance business claims experience.

36

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

12. Revolving Credit Facility

In 2005, the Company entered into a $25,000 revolving credit facility with Bank of New York to support the Company’s overnight repurchase agreement program, which provides the Company liquidity to meet its general funding requirements. There was no borrowing activity on this facility in 2007, 2006 or 2005.

13. Income Taxes

The Company files income tax returns in the U.S. federal and various state jurisdictions. The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through the tax period ended December 31, 2003. The Internal Revenue Service has commenced an audit of the Company’s returns for the periods ended December 31, 2002 and 2003, and July 31, 2004 filed in consolidation with its former parent, Safeco Corporation. The Internal Revenue Service has also commenced an audit of the Company’s returns for the years ended December 31, 2004 and 2005. To date no significant tax issues or proposed adjustments have been raised by the examiners. The Company is not currently subject to any state income tax examinations.

Differences between income taxes computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for income taxes were as follows:

	Year Ended December 31
	2007		2006		2005

Income before income taxes	$248,574		$246,772		$215,464
Computed “expected” tax expense	87,001	35.00%	86,370	35.00%	75,412	35.00%
Separate account dividend received deduction	(1,466)	(0.59)	(1,981)	(0.80)	(3,960)	(1.84)
Valuation allowance release	—	—	—	—	(5,675)	(2.63)
Low income housing credits	(4,641)	(1.87)	(838)	(0.34)	—	—
Other	150	0.06	2,165	0.88	(799)	(0.38)
Provision for income taxes	$81,044	32.60%	$85,716	34.74%	$64,978	30.15%

37

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

13. Income Taxes (continued)

The tax effects of temporary differences that gave rise to the deferred income tax assets and deferred income tax liabilities were as follows:

	December 31
	2007	2006
Deferred income tax assets:
Goodwill	$1,775	$3,453
Intangibles	16,062	18,408
Adjustment to life policy liabilities	365,449	343,120
Capitalization of policy acquisition costs	44,783	50,150
Investment impairments	12,606	9,002
Unrealized depreciation of investment securities (net of DAC and DSI adjustment: $(1,333) and $(215), respectively)	8,759	5,822
Uncollected premium adjustment	73	194
Guaranty fund assessments	498	502
Bond accrual	—	315
Accruals	1,828	—
Other	4,003	4,869
Total deferred income tax assets	455,836	435,835

Deferred income tax liabilities:
Securities – basis adjustment	206,868	185,164
Mortgage loans	—	1,232
Deferred policy acquisition costs	45,214	30,668
Other	555	311
Total deferred income tax liabilities	252,637	217,375
Deferred income tax assets, net	$203,199	$218,460

As the Company expects that it will fully realize the deferred tax assets, no valuation allowance has been recorded as of December 31, 2007 and 2006.

The Company includes penalties and interest accrued related to unrecognized tax benefits in the calculation of income tax expense (included in “other” category in rate reconciliation above). During the years ended December 31, 2007 and 2006, amounts recognized for interest and penalties were not material.

38

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

14. Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss are as follows:

	2007	2006

Net unrealized losses on available-for-sale securities	$(28,833)	$(17,249)
Adjustment for deferred policy acquisition costs	3,047	614
Adjustment for deferred sales inducements	761	—
Deferred income taxes	8,759	5,822
Accumulated other comprehensive loss	$(16,266)	$(10,813)

For the years ended, December 31, 2007, 2006, and 2005, the amounts reclassified from other comprehensive loss to net realized investment gains (losses) included in net income were $(8,406), $5,114, and $(6,534), net of taxes of $(4,526), $2,753, and $(3,518), respectively.

15. Commitments and Contingencies

Guaranty Fund Assessments

Under state insolvency and guaranty laws, insurers licensed to do business in a state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium taxes and are included in other liabilities in the Consolidated Balance Sheets. At December 31, 2007, the Company had liabilities of $6,511 for estimated guaranty fund assessments. The Company has a related asset for premium tax offsets of $5,088, which are available for a period of five to twenty years.

Limited Partnership Interests

At December 31, 2007, the Company was invested in nine limited partnership interests related to affordable housing projects and state tax credit funds, three of which were entered into in 2007. The Company unconditionally committed to provide capital contributions of approximately $106,410 over a period of five years. These investments were accounted for under the equity method and are recorded at fair value in investments in limited partnerships with the present

39

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

15. Commitments and Contingencies (continued)

value of unfunded contributions recorded in other liabilities. Capital contributions of $37,835 were paid as of December 31, 2007, with the remaining expected cash capital contributions payable as follows:

Expected Capital Contributions

2008	$10,268
2009	26,336
2010	31,699
2011	119
2012	153
Total capital contributions payable	$68,575

The Company has also committed to invest $22,500 in three private equity limited partnerships. The Company will provide capital contributions to the partnerships up to the committed amount at the discretion of the general partners, subject to certain incremental contribution limits. The term of the capital commitment ranges from five to eight years ending in 2015. Investments in these partnerships amounted to $11,558 for the year ended December 31, 2007.

Litigation

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not expect that any such litigation, pending or threatened as of December 31, 2007, will have a material adverse effect on its consolidated financial condition, future operating results, or liquidity.

Leases

The Company has office space, commercial real estate, and certain equipment under leases that expire at various dates through 2015. The Company accounts for these leases as operating leases. Certain leases include renewal options.

40

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

15. Commitments and Contingencies (continued)

Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter, are as follows:

Operating Leases

2008	$1,337
2009	1,134
2010	623
2011	70
2012	9
Thereafter	—
Total	$3,173

The amount of rent expense was $6,419, $6,177, and $8,329 for the years ended December 31, 2007, 2006 and 2005, respectively.

In October 2004, the Company entered into a service agreement with a third-party service provider to outsource the majority of its information technology infrastructure. The initial term of the service agreement expires in July 2010, subject to early termination in certain cases, with two one-year extensions at the Company’s election. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $13,194 to $14,664 for five years. The remaining annual service fee is $12,822 for 2008, $13,122 for 2009, and $7,814 for 2010, subject to certain annual service fee adjustments based on actual benchmarks and production utilization.

The Company had no other material commitments or contingencies at December 31, 2007.

41

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

16. Employee Benefit Plans

Defined Contribution Plan

The Company participates in a defined contribution plan for all eligible employees, which is sponsored by Symetra Financial Corporation, the Company’s parent. Prior to 2006, the Symetra Financial Retirement Plan was a 401(k)/profit-sharing retirement plan that included a matching contribution of 66.6% of a participant’s contributions up to 6% of eligible compensation, a profit-sharing feature comprised of a minimum contribution of 3% of each eligible participant’s compensation, and a variable component determined at the discretion of the parent company’s Board of Directors. No variable profit-sharing contributions were made for the year ended December 31, 2005. Effective January 1, 2006, the plan was amended to include only an immediate safe harbor contribution of 100% of a participant’s contributions up to 6% of eligible compensation. The expense related to this plan was $3,882, $2,044, and $4,985 for the years ended December 31, 2007, 2006, and 2005, respectively.

Performance Share Plan

The Company participates in a performance share plan (the “Performance Share Plan”), which was adopted by the Company’s parent in 2004, that provides incentives to selected executives based on the long-term success of the Company. Awards under the Performance Share Plan are typically made in the form of performance shares with a three-year award period. The value of each performance share is based on achievement of a growth target in intrinsic business value per share, which is based on book value per share and enterprise value per share. The expense recorded for grants made under the Performance Share Plan was $9,384, $11,801, and $10,262 for the years ended December 31, 2007, 2006, and 2005, respectively.

17. Dividends

The Company and its subsidiaries are restricted by state regulations as to the aggregate amount of dividends they may disburse in any consecutive 12-month period without regulatory approval. Accordingly, based on statutory limits as of December 31, 2006, the Company was eligible to distribute dividends to its parent during 2007 without obtaining regulatory approval as long as the aggregate dividends distributed over the 12 months preceding any dividend disbursement date in 2007 did not exceed $166,415. Based on statutory limits as of December 31, 2007, the Company is eligible to disburse dividends to its parent during 2008 without obtaining regulatory approval as long as the aggregate dividends disbursed over the 12 months preceding any dividend disbursement date in 2008 do not exceed $135,216.

42

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

17. Dividends (continued)

During 2007 the Company paid dividends of $166,400 to its parent, Symetra Financial Corporation.

18. Statutory-Basis Information

State insurance regulatory authorities require insurance companies to file annual statements prepared on an accounting basis prescribed or permitted by their respective states of domicile. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC), including the revised Accounting Practices and Procedures Manual. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The statutory net income (loss) for the Company and its insurance subsidiaries is as follows:

	Year Ended December 31
	2007	2006	2005
Statutory net income (loss):
Symetra Life Insurance Company	$134,106	$145,020	$162,210
Symetra National Life Insurance Company	453	1,107	(936)
First Symetra National Life Insurance Company of New York	2,371	35	(3,016)
Total	$136,930	$146,162	$158,258

Statutory net income differs from income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, and income tax expense reflects only taxes paid or currently payable.

Statutory capital and surplus for Symetra Life Insurance Company was $1,224,998 and $1,266,222 for the years ended December 31, 2007 and 2006, respectively. These differ from amounts reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserve calculations are based on different assumptions, and fixed maturities are carried at amortized cost.

Life and health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to it. At December 31, 2007, Symetra Life Insurance Company and its subsidiaries met the RBC requirements.

43

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

19. Related Parties

The Company is party to an Investment Management Agreement with White Mountains Advisors, Ltd, a subsidiary of White Mountains Investment Group, Ltd. This agreement provides for investment advisory services related to the Company’s invested assets and portfolio management services. Expenses amounted to $14,486, $19,469, and $18,125 for the years ended December 31, 2007, 2006, and 2005, respectively.

Symetra Assigned Benefits Services Company (SABSCO), an affiliate of the Company, purchased at a discount from third-party payees the future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payment to annuitants totaled $40,352, $38,455, and $8,527 during the years ended December 31, 2007, 2006, and 2005, respectively. The Company in turn, issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the years ended December 31, 2007, 2006, and 2005, the Company paid $49,975, $46,544, and $8,191, respectively, to SABSCO related to the commutation endorsements.

The Company paid concessions, commissions, general agent fees, administrative and underwriting fees to certain affiliated companies including Symetra Administrative Services, Inc., Symetra Investment Services, Inc., Symetra Securities, Inc., and Medical Risk Managers, Inc. totaling $10,307, $10,937, and $12,461, for the years ended December 31, 2007, 2006, and 2005, respectively. These payments are included in other underwriting and operating expenses in the Consolidated Statements of Income.

Total related party rent expense and facilities charges were $5,863, $5,636, and $1,408 for the years ended December 31, 2007, 2006, and 2005, respectively.

At December 31, 2007 and 2006, the amounts payable to Symetra Financial Corporation and subsidiaries were $20,170 and $20,076, respectively.

44

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,371,116	$3,792	$103,555	$61,681	$19,564
Shares Owned	51,802	131	5,631	3,061	970
Investments, at Fair Value	$1,521,435	$3,799	$106,143	$56,713	$23,342
Total Assets	1,521,435	3,799	106,143	56,713	23,342
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,521,435	$3,799	$106,143	$56,713	$23,342
PREMIER Variable Universal Life
Net Assets	$1,521,435	$3,799	$106,143	$56,713	$23,342
Accumulation Units Outstanding	137,822	277	5,166	4,850	1,473
Accumulation Unit Value	$11.039	$13.713	$20.544	$11.692	$15.852
Enhanced Variable Universal Life
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Symetra Complete & Complete Advisor
Net Assets	$-		$-
Accumulation Units Outstanding	-		-
Accumulation Unit Value	$-		$-
	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,225,932	$1,920,882	$741,296	$1,470,468	$66,594
Shares Owned	52,643	61,211	23,455	211,988	6,320
Investments, at Fair Value	$1,151,839	$2,058,506	$779,643	$1,553,874	$66,673
Total Assets	1,151,839	2,058,506	779,643	1,553,874	66,673
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,151,839	$2,058,506	$779,643	$1,553,874	$66,673
PREMIER Variable Universal Life
Net Assets	$1,151,839	$1,965,828	$779,643	$1,553,874
Accumulation Units Outstanding	34,177	72,863	58,026	94,955
Accumulation Unit Value	$33.701	$26.980	$13.436	$16.364
Enhanced Variable Universal Life
Net Assets			$-
Accumulation Units Outstanding			-
Accumulation Unit Value			$-
Symetra Complete & Complete Advisor
Net Assets		$92,678		$-	$66,673
Accumulation Units Outstanding		942		-	668
Accumulation Unit Value		$98.346		$-	$99.777

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION II1	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II1	AMERICAN CENTURY ULTRA I1	AMERICAN CENTURY ULTRA II1
ASSETS:
Investments in Underlying:
Investments, at Cost	$114,794	$1,105,322	$45,342	$58,769	$10,544
Shares Owned	11,411	127,756	3,245	5,774	947
Investments, at Fair Value	$120,386	$1,515,180	$41,628	$70,159	$11,419
Total Assets	120,386	1,515,180	41,628	70,159	11,419
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$120,386	$1,515,180	$41,628	$70,159	$11,419
PREMIER Variable Universal Life
Net Assets	$120,386	$1,515,180	$41,628	$70,159	$11,419
Accumulation Units Outstanding	10,987	71,433	3,266	4,588	937
Accumulation Unit Value	$10.960	$21.211	$12.741	$15.292	$12.188
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
	Sub-Accounts
	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
ASSETS:
Investments in Underlying:
Investments, at Cost	$987,713	$596,664	$1,461,341	$568,270	$300,685
Shares Owned	126,294	16,218	90,241	50,248	11,265
Investments, at Fair Value	$943,419	$727,525	$1,400,542	$556,753	$343,590
Total Assets	943,419	727,525	1,400,542	556,753	343,590
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$943,419	$727,525	$1,400,542	$556,753	$343,590
PREMIER Variable Universal Life
Net Assets	$943,419	$727,525	$1,400,542	$556,753	$343,590
Accumulation Units Outstanding	64,136	61,755	95,067	38,711	45,408
Accumulation Unit Value	$14.709	$11.781	$14.732	$14.382	$7.567
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-				$-
Accumulation Units Outstanding	-				-
Accumulation Unit Value	$-				$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A	FEDERATED CAPITAL INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$836,384	$508,072	$734,233	$205,900	$90,236
Shares Owned	21,424	52,832	33,057	20,808	10,050
Investments, at Fair Value	$801,487	$572,176	$820,149	$312,333	$96,686
Total Assets	801,487	572,176	820,149	312,333	96,686
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$801,487	$572,176	$820,149	$312,333	$96,686
PREMIER Variable Universal Life
Net Assets	$801,487	$572,176	$820,149	$312,333	$96,686
Accumulation Units Outstanding	48,564	120,233	72,614	26,873	9,787
Accumulation Unit Value	$16.504	$4.759	$11.295	$11.623	$9.879
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets		$-
Accumulation Units Outstanding		-
Accumulation Unit Value		$-
	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANAGER GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND
ASSETS:
Investments in Underlying:
Investments, at Cost	$193,552	$6,041,264	$919,972	$102,213	$12,517,814
Shares Owned	25,686	394,175	66,826	7,023	448,090
Investments, at Fair Value	$192,389	$6,531,485	$1,036,471	$111,176	$12,501,697
Total Assets	192,389	6,531,485	1,036,471	111,176	12,501,697
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$192,389	$6,531,485	$1,036,471	$111,176	$12,501,697
PREMIER Variable Universal Life
Net Assets	$192,389	$390,872	$332,423	$111,176	$4,769,214
Accumulation Units Outstanding	13,237	23,255	21,068	6,665	182,141
Accumulation Unit Value	$14.533	$16.809	$15.778	$16.681	$26.184
Enhanced Variable Universal Life
Net Assets		$6,140,613	$704,048		$7,444,903
Accumulation Units Outstanding		19,254	2,824		16,864
Accumulation Unit Value		$318.920	$249.311		$441.487
Symetra Complete & Complete Advisor
Net Assets					$287,580
Accumulation Units Outstanding					2,445
Accumulation Unit Value					$117.592

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$12,049,277	$16,404,350	$1,204,878	$842,377	$1,563,610
Shares Owned	502,078	443,773	83,126	50,425	233,175
Investments, at Fair Value	$12,004,691	$20,023,053	$1,413,978	$1,128,001	$1,394,385
Total Assets	12,004,691	20,023,053	1,413,978	1,128,001	1,394,385
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$12,004,691	$20,023,053	$1,413,978	$1,128,001	$1,394,385
PREMIER Variable Universal Life
Net Assets	$1,830,234	$5,427,863	$1,413,978	$1,128,001	$273,584
Accumulation Units Outstanding	96,282	286,534	77,561	79,189	24,006
Accumulation Unit Value	$19.009	$18.943	$18.231	$14.244	$11.397
Enhanced Variable Universal Life
Net Assets	$10,174,457	$14,595,190			$1,120,801
Accumulation Units Outstanding	19,683	31,874			6,156
Accumulation Unit Value	$516.906	$457.896			$182.067
Symetra Complete & Complete Advisor
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR I1	FIDELITY MID-CAP ADVISOR II1	FIDELITY MONEY MARKET FUND
ASSETS:
Investments in Underlying:
Investments, at Cost	$8,639,791	$1,463,522	$67,087	$647,429	$3,449,589
Shares Owned	56,651	116,742	1,841	18,808	3,449,589
Investments, at Fair Value	$9,291,894	$1,489,632	$66,576	$670,135	$3,449,589
Total Assets	9,291,894	1,489,632	66,576	670,135	3,449,589
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$9,291,894	$1,489,632	$66,576	$670,135	$3,449,589
PREMIER Variable Universal Life
Net Assets	$3,314,287	$28,942		$670,135	$2,123,169
Accumulation Units Outstanding	189,535	1,746		42,824	155,612
Accumulation Unit Value	$17.486	$16.580		$15.649	$13.646
Enhanced Variable Universal Life
Net Assets	$5,977,607	$1,460,690			$1,326,420
Accumulation Units Outstanding	16,398	6,403			8,003
Accumulation Unit Value	$364.521	$228.118			$165.769
Symetra Complete & Complete Advisor
Net Assets		$-	$66,576		$-
Accumulation Units Outstanding		-	664		-
Accumulation Unit Value		$-	$100.271		$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN INCOME SECURITIES FUND CLASS I1	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL-CAP VALUE FUND I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,997,861	$22,733	$14,498	$171,788	$23,256
Shares Owned	208,128	1,899	820	9,897	1,336
Investments, at Fair Value	$5,269,801	$24,149	$14,465	$171,309	$23,212
Total Assets	5,269,801	24,149	14,465	171,309	23,212
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$5,269,801	$24,149	$14,465	$171,309	$23,212
PREMIER Variable Universal Life
Net Assets	$544,368	$19,417		$171,309
Accumulation Units Outstanding	26,445	1,449		13,440
Accumulation Unit Value	$20.584	$13.395		$12.746
Enhanced Variable Universal Life
Net Assets	$4,725,433
Accumulation Units Outstanding	14,135
Accumulation Unit Value	$334.300
Symetra Complete & Complete Advisor
Net Assets	$-	$4,732	$14,465		$23,212
Accumulation Units Outstanding	-	41	145		231
Accumulation Unit Value	$-	$114.322	$100.000		$100.695
	Sub-Accounts
	FRANKLIN SMALL-CAP VALUE FUND II1	FRANKLIN SMALL-MID CAP GROWTH I1	FRANKLIN SMALL-MID CAP GROWTH II1	FRANKLIN U.S. GOVERNMENT II1	IBBOTSON GROWTH CLASS I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$394,609	$43,603	$773,925	$390,259	$9,665
Shares Owned	20,962	1,849	36,757	31,123	945
Investments, at Fair Value	$358,448	$43,250	$842,101	$395,575	$9,542
Total Assets	358,448	43,250	842,101	395,575	9,542
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$358,448	$43,250	$842,101	$395,575	$9,542
PREMIER Variable Universal Life
Net Assets	$358,448		$842,101	$395,575
Accumulation Units Outstanding	27,751		88,885	26,885
Accumulation Unit Value	$12.917		$9.474	$14.713
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets		$43,250			$9,542
Accumulation Units Outstanding		431			96
Accumulation Unit Value		$100.300			$98.923

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I	ING GLOBAL RESOURCES[1]	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE	JP MORGAN US LARGE CAP CORE EQUITY
ASSETS:
Investments in Underlying:
Investments, at Cost	$993,441	$914,415	$266,292	$885,625	$573,369
Shares Owned	68,180	39,764	18,892	30,011	41,947
Investments, at Fair Value	$1,829,949	$1,041,422	$301,330	$920,446	$662,340
Total Assets	1,829,949	1,041,422	301,330	920,446	662,340
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,829,949	$1,041,422	$301,330	$920,446	$662,340
PREMIER Variable Universal Life
Net Assets	$275,037	$145,531	$301,330	$920,446	$662,340
Accumulation Units Outstanding	8,332	5,518	13,285	48,402	69,150
Accumulation Unit Value	$33.010	$26.371	$22.681	$19.017	$9.578
Enhanced Variable Universal Life
Net Assets	$1,554,912	$895,891
Accumulation Units Outstanding	5,680	2,639
Accumulation Unit Value	$273.737	$339.507
Symetra Complete & Complete Advisor
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
	Sub-Accounts
	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,312,542	$12,118	$319,583	$1,433,017	$31,396
Shares Owned	62,749	1,031	25,547	128,961	706
Investments, at Fair Value	$1,266,912	$12,103	$341,054	$1,401,806	$30,972
Total Assets	1,266,912	12,103	341,054	1,401,806	30,972
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,266,912	$12,103	$341,054	$1,401,806	$30,972
PREMIER Variable Universal Life
Net Assets	$1,266,912	$12,103	$305,310	$1,168,368
Accumulation Units Outstanding	80,703	1,037	23,572	74,609
Accumulation Unit Value	$15.698	$11.686	$12.952	$15.664
Enhanced Variable Universal Life
Net Assets				$233,438
Accumulation Units Outstanding				1,427
Accumulation Unit Value				$163.601
Symetra Complete & Complete Advisor
Net Assets			$35,744		$30,972
Accumulation Units Outstanding			291		304
Accumulation Unit Value			$123.242		$101.622

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$847,985	$199,352	$4,290,706	$7,442,500	$30,342
Shares Owned	22,454	7,753	196,007	345,675	2,697
Investments, at Fair Value	$972,713	$185,228	$5,041,297	$7,756,928	$29,780
Total Assets	972,713	185,228	5,041,297	7,756,928	29,780
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$972,713	$185,228	$5,041,297	$7,756,928	$29,780
PREMIER Variable Universal Life
Net Assets	$972,713	$185,228	$3,506,281	$4,669,866	$29,780
Accumulation Units Outstanding	36,541	14,284	247,343	329,965	2,523
Accumulation Unit Value	$26.620	$12.967	$14.176	$14.153	$11.810
Enhanced Variable Universal Life
Net Assets			$1,535,016	$3,087,062
Accumulation Units Outstanding			8,068	14,412
Accumulation Unit Value			$190.257	$214.193
Symetra Complete & Complete Advisor
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
	Sub-Accounts
	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I1	PIONEER REAL ESTATE VCT CLASS II	PIONEER SMALL-CAP VALUE VCT CLASS I	PIONEER SMALL-CAP VALUE VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,608,081	$4,746	$288,260	$1,379,720	$224,244
Shares Owned	127,237	196	9,445	87,368	14,348
Investments, at Fair Value	$2,445,511	$4,599	$221,486	$1,133,157	$183,939
Total Assets	2,445,511	4,599	221,486	1,133,157	183,939
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$2,445,511	$4,599	$221,486	$1,133,157	$183,939
PREMIER Variable Universal Life
Net Assets	$1,915,551		$221,486	$1,128,476	$183,939
Accumulation Units Outstanding	99,007		22,602	57,336	14,633
Accumulation Unit Value	$19.347		$9.799	$19.682	$12.570
Enhanced Variable Universal Life
Net Assets	$529,960
Accumulation Units Outstanding	2,279
Accumulation Unit Value	$232.632
Symetra Complete & Complete Advisor
Net Assets	$-	$4,599		$4,681
Accumulation Units Outstanding	-	49		48
Accumulation Unit Value	$-	$94.225		$97.887

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II1	TEMPLETON GLOBAL INCOME SECURITIES I1	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$34,052	$927,898	$4,850	$103,915	$14,562
Shares Owned	3,142	70,215	288	6,465	920
Investments, at Fair Value	$34,026	$1,123,437	$4,899	$108,103	$14,433
Total Assets	34,026	1,123,437	4,899	108,103	14,433
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$34,026	$1,123,437	$4,899	$108,103	$14,433
PREMIER Variable Universal Life
Net Assets	$34,026	$1,123,437		$108,103
Accumulation Units Outstanding	2,990	39,655		8,888
Accumulation Unit Value	$11.379	$28.330		$12.164
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets			$4,899		$14,433
Accumulation Units Outstanding			49		146
Accumulation Unit Value			$100.413		$98.616

	Sub-Accounts
	TEMPLETON GROWTH SECURITIES II1	VANGUARD TOTAL STOCK MARKET INDEX[1]	WANGER U.S. SMALLER COMPANIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$474,979	$9,671	$919,285
Shares Owned	29,732	305	26,820
Investments, at Fair Value	$459,062	$9,473	$972,494
Total Assets	459,062	9,473	972,494
LIABILITIES:
Total Liabilities	-	-	-
NET ASSETS	$459,062	$9,473	$972,494
PREMIER Variable Universal Life
Net Assets	$459,062		$972,494
Accumulation Units Outstanding	28,624		41,685
Accumulation Unit Value	$16.038		$23.330
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets		$9,473
Accumulation Units Outstanding		95
Accumulation Unit Value		$99.329

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
Investment Income
Dividend Income	$-	$-	$-	$-	$-
Mortality and Expense Risk Charge	(10,374)	(316)	(877)	(312)	(155)
Net Investment Income (Loss)	(10,374)	(316)	(877)	(312)	(155)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	18,255	(3,035)	13,454	3,038	585
Realized Capital Gain Distributions Received	-	-	8,439	4,515	-
Net Change in Unrealized Appreciation (Depreciation)	146,736	9	(8,631)	(6,055)	1,837
Net Gain (Loss) on Investments	164,991	(3,026)	13,262	1,498	2,422
Net Increase (Decrease) in Net Assets Resulting from Operations	$154,617	$(3,342)	$12,385	$1,186	$2,267
	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION I1
Investment Income
Dividend Income	$72,547	$8,230	$2,812	$31,813	$3
Mortality and Expense Risk Charge	(9,477)	(12,688)	(4,048)	(11,006)	-
Net Investment Income (Loss)	63,070	(4,458)	(1,236)	20,807	3
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	235,469	386,706	62,654	22,181	-
Realized Capital Gain Distributions Received	173,154	-	-	77,456	-
Net Change in Unrealized Appreciation (Depreciation)	(554,504)	(161,718)	4,097	(57,925)	79
Net Gain (Loss) on Investments	(145,881)	224,988	66,751	41,712	79
Net Increase (Decrease) in Net Assets Resulting from Operations	$(82,811)	$220,530	$65,515	$62,519	$82

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION II1	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II1	AMERICAN CENTURY ULTRA I1	AMERICAN CENTURY ULTRA II1
Investment Income
Dividend Income	$4,263	$9,674	$233	$-	$-
Mortality and Expense Risk Charge	(677)	(10,258)	(299)	(421)	(23)
Net Investment Income (Loss)	3,586	(584)	(66)	(421)	(23)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(434)	86,360	(129)	1,912	28
Realized Capital Gain Distributions Received	-	-	57	-	-
Net Change in Unrealized Appreciation (Depreciation)	5,876	142,659	(4,629)	10,123	875
Net Gain (Loss) on Investments	5,442	229,019	(4,701)	12,035	903
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,028	$228,435	$(4,767)	$11,614	$880
	Sub-Accounts
	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
Investment Income
Dividend Income	$18,935	$10,777	$6,708	$28,454	$1,767
Mortality and Expense Risk Charge	(7,758)	(4,971)	(11,354)	(4,142)	(2,358)
Net Investment Income (Loss)	11,177	5,806	(4,646)	24,312	(591)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	47,018	17,541	49,147	(5,008)	9,052
Realized Capital Gain Distributions Received	98,193	-	190,575	-	-
Net Change in Unrealized Appreciation (Depreciation)	(206,813)	19,946	(220,679)	(2,943)	14,663
Net Gain (Loss) on Investments	(61,602)	37,487	19,043	(7,951)	23,715
Net Increase (Decrease) in Net Assets Resulting from Operations	$(50,425)	$43,293	$14,397	$16,361	$23,124

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A	FEDERATED CAPITAL INCOME
Investment Income
Dividend Income	$11,428	$-	$27,770	$7,175	$4,875
Mortality and Expense Risk Charge	(8,017)	(3,777)	(5,973)	(2,124)	(691)
Net Investment Income (Loss)	3,411	(3,777)	21,797	5,051	4,184
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	125,855	14,472	21,653	14,356	1,685
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(71,624)	57,841	(9,463)	18,613	(2,626)
Net Gain (Loss) on Investments	54,231	72,313	12,190	32,969	(941)
Net Increase (Decrease) in Net Assets Resulting from Operations	$57,642	$68,536	$33,987	$38,020	$3,243
	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANAGER GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND
Investment Income
Dividend Income	$15,362	$391,742	$42,304	$4,085	$112,110
Mortality and Expense Risk Charge	(1,391)	(57,744)	(8,702)	(804)	(98,422)
Net Investment Income (Loss)	13,971	333,998	33,602	3,281	13,688
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	89	51,011	12,789	4,441	1,013,980
Realized Capital Gain Distributions Received	-	180,599	-	5,100	2,992,703
Net Change in Unrealized Appreciation (Depreciation)	(8,795)	303,432	123,106	(3,749)	(2,187,599)
Net Gain (Loss) on Investments	(8,706)	535,042	135,895	5,792	1,819,084
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,265	$869,040	$169,497	$9,073	$1,832,772

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME
Investment Income
Dividend Income	$227,929	$153,983	$24,832	$-	$116,555
Mortality and Expense Risk Charge	(115,241)	(159,048)	(9,757)	(7,435)	(13,001)
Net Investment Income (Loss)	112,688	(5,065)	15,075	(7,435)	103,554
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	553,873	279,542	68,433	34,814	(25,099)
Realized Capital Gain Distributions Received	1,005,131	16,384	52,332	-	-
Net Change in Unrealized Appreciation (Depreciation)	(1,532,107)	4,005,638	8,175	183,851	(48,046)
Net Gain (Loss) on Investments	26,897	4,301,564	128,940	218,665	(73,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	$139,585	$4,296,499	$144,015	$211,230	$30,409
	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR I1	FIDELITY MID-CAP ADVISOR II1	FIDELITY MONEY MARKET FUND
Investment Income
Dividend Income	$356,847	$62,688	$291	$2,698	$155,321
Mortality and Expense Risk Charge	(83,191)	(13,415)	(74)	(3,987)	(23,705)
Net Investment Income (Loss)	273,656	49,273	217	(1,289)	131,616
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1,109,798	(12,492)	814	21,990	-
Realized Capital Gain Distributions Received	-	-	-	40,598	-
Net Change in Unrealized Appreciation (Depreciation)	(913,240)	13,012	(511)	4,539	-
Net Gain (Loss) on Investments	196,558	520	303	67,127	-
Net Increase (Decrease) in Net Assets Resulting from Operations	$470,214	$49,793	$520	$65,838	$131,616

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN INCOME SECURITIES FUND CLASS I1	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL-CAP VALUE FUND I1
Investment Income
Dividend Income	$173,406	$18	$-	$4,208	$-
Mortality and Expense Risk Charge	(46,818)	(107)	-	(885)	(16)
Net Investment Income (Loss)	126,588	(89)	-	3,323	(16)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	300,128	432	-	3,731	590
Realized Capital Gain Distributions Received	349,281	-	-	780	-
Net Change in Unrealized Appreciation (Depreciation)	21,985	1,253	(33)	(6,750)	(44)
Net Gain (Loss) on Investments	671,394	1,685	(33)	(2,239)	546
Net Increase (Decrease) in Net Assets Resulting from Operations	$797,982	$1,596	$(33)	$1,084	$530
	Sub-Accounts
	FRANKLIN SMALL-CAP VALUE FUND II1	FRANKLIN SMALL- MID CAP GROWTH I1	FRANKLIN SMALL-MID CAP GROWTH II1	FRANKLIN U.S. GOVERNMENT II1	IBBOTSON GROWTH CLASS I1
Investment Income
Dividend Income	$1,873	$-	$-	$17,948	$-
Mortality and Expense Risk Charge	(1,953)	(18)	(6,355)	(2,656)	-
Net Investment Income (Loss)	(80)	(18)	(6,355)	15,292	-
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,471)	377	77,006	(5,257)	-
Realized Capital Gain Distributions Received	19,263	-	67,415	-	-
Net Change in Unrealized Appreciation (Depreciation)	(41,989)	(353)	(49,795)	11,964	(123)
Net Gain (Loss) on Investments	(24,197)	24	94,626	6,707	(123)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,277)	$6	$88,271	$21,999	$(123)

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I	ING GLOBAL RESOURCES[1]	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE	JP MORGAN US LARGE CAP CORE EQUITY
Investment Income
Dividend Income	$19,053	$1,321	$3,847	$8,391	$7,855
Mortality and Expense Risk Charge	(14,177)	(7,471)	(2,554)	(6,757)	(5,038)
Net Investment Income (Loss)	4,876	(6,150)	1,293	1,634	2,817
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	307,119	85,001	49,503	65,288	37,434
Realized Capital Gain Distributions Received	3,759	210,556	-	42,329	-
Net Change in Unrealized Appreciation (Depreciation)	203,205	(52,860)	(20,157)	(95,112)	(33,398)
Net Gain (Loss) on Investments	514,083	242,697	29,346	12,505	4,036
Net Increase (Decrease) in Net Assets Resulting from Operations	$518,959	$236,547	$30,639	$14,139	$6,853
	Sub-Accounts
	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN ADVISOR[1]	PIONEER BOND VCT CLASS I
Investment Income
Dividend Income	$21,282	$865	$8,570	$112	$66,694
Mortality and Expense Risk Charge	(10,215)	(82)	(966)	-	(9,909)
Net Investment Income (Loss)	11,067	783	7,604	112	56,785
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	92,475	23	749	803	(10,443)
Realized Capital Gain Distributions Received	52,105	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(120,219)	34	26,171	-	29,749
Net Gain (Loss) on Investments	24,361	57	26,920	803	19,306
Net Increase (Decrease) in Net Assets Resulting from Operations	$35,428	$840	$34,524	$915	$76,091

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS I1	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS I1	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Investment Income
Dividend Income	$-	$2,900	$-	$4,459	$64,835
Mortality and Expense Risk Charge	(22)	(5,638)	-	(1,366)	(40,869)
Net Investment Income (Loss)	(22)	(2,738)	-	3,093	23,966
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1,111	134,743	(517)	(6,199)	226,039
Realized Capital Gain Distributions Received	-	86,369	-	9,673	-
Net Change in Unrealized Appreciation (Depreciation)	(424)	66,317	-	(19,487)	(27,973)
Net Gain (Loss) on Investments	687	287,429	(517)	(16,013)	198,066
Net Increase (Decrease) in Net Assets Resulting from Operations	$665	$284,691	$(517)	$(12,920)	$222,032
	Sub-Accounts
	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I1	PIONEER REAL ESTATE VCT CLASS II
Investment Income
Dividend Income	$-	$1,106	$20,140	$-	$7,632
Mortality and Expense Risk Charge	(70,341)	(152)	(19,461)	-	(2,121)
Net Investment Income (Loss)	(70,341)	954	679	-	5,511
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	487,558	164	(21,711)	-	(7,884)
Realized Capital Gain Distributions Received	1,232,090	26	268,782	-	28,561
Net Change in Unrealized Appreciation (Depreciation)	(2,010,420)	(747)	(129,837)	(147)	(88,143)
Net Gain (Loss) on Investments	(290,772)	(557)	117,234	(147)	(67,466)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(361,113)	$397	$117,913	$(147)	$(61,955)

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	PIONEER SMALL-CAP VALUE VCT CLASS I	PIONEER SMALL-CAP VALUE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS I1	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II1
Investment Income
Dividend Income	$9,925	$1,199	$250	$3,980	$22,610
Mortality and Expense Risk Charge	(9,828)	(1,599)	(54)	(534)	(7,375)
Net Investment Income (Loss)	97	(400)	196	3,446	15,235
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	12,791	(17,618)	(1,061)	543	246,971
Realized Capital Gain Distributions Received	324,952	55,681	-	509	77,693
Net Change in Unrealized Appreciation (Depreciation)	(438,853)	(50,967)	-	169	(90,965)
Net Gain (Loss) on Investments	(101,110)	(12,904)	(1,061)	1,221	233,699
Net Increase (Decrease) in Net Assets Resulting from Operations	$(101,013)	$(13,304)	$(865)	$4,667	$248,934
	Sub-Accounts
	TEMPLETON GLOBAL INCOME SECURITIES I1	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES I1	TEMPLETON GROWTH SECURITIES II1	VANGUARD TOTAL STOCK MARKET INDEX[1]
Investment Income
Dividend Income	$-	$1,296	$-	$8,365	$-
Mortality and Expense Risk Charge	-	(461)	-	(4,194)	-
Net Investment Income (Loss)	-	835	-	4,171	-
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	618	-	47,562	-
Realized Capital Gain Distributions Received	-	-	-	26,691	-
Net Change in Unrealized Appreciation (Depreciation)	49	4,021	(129)	(64,229)	(198)
Net Gain (Loss) on Investments	49	4,639	(129)	10,024	(198)
Net Increase (Decrease) in Net Assets Resulting from Operations	$49	$5,474	$(129)	$14,195	$(198)

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2007

Sub-Accounts
WANGER U.S. SMALLER COMPANIES
Investment Income
Dividend Income	$-
Mortality and Expense Risk Charge	(5,929)
Net Investment Income (Loss)	(5,929)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	140,884
Realized Capital Gain Distributions Received	42,757
Net Change in Unrealized Appreciation (Depreciation)	(143,657)
Net Gain (Loss) on Investments	39,984
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,055

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	AIM CAPITAL APPRECIATION I2	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II2	AIM GLOBAL HEALTHCARE[2]
Net Assets at January 1, 2006	$-	$368	$219,091	$-	$34,638
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(6,161)	(5)	(1,293)	(168)	(258)
Realized Gains (Losses)	(12,506)	33	42,137	385	3,690
Net Change in Unrealized Appreciation (Depreciation)	3,583	(14)	(12,461)	1,087	(1,991)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,084)	14	28,383	1,304	1,441
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	1,594,727	2,093	95,985	65,247	7,875
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(193,075)	(1,532)	(208,042)	(45,861)	(24,507)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,401,652	561	(112,057)	19,386	(16,632)
	1,386,568	575	(83,674)	20,690	(15,191)
Net Assets at December 31, 2006	1,386,568	943	135,417	20,690	19,447
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(10,374)	(316)	(877)	(312)	(155)
Realized Gains (Losses)	18,255	(3,035)	21,893	7,553	585
Net Change in Unrealized Appreciation (Depreciation)	146,736	9	(8,631)	(6,055)	1,837
Net Increase (Decrease) in Net Assets Resulting from Operations	154,617	(3,342)	12,385	1,186	2,267
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	229,119	4,197	20,842	55,105	4,202
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	246,500	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(248,869)	(1,455)	(62,501)	(20,268)	(2,574)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(243,044)	-	-	-
Increase (Decrease) from Contract Transactions	(19,750)	6,198	(41,659)	34,837	1,628
Total Increase (Decrease) in Net Assets	134,867	2,856	(29,274)	36,023	3,895
Net Assets at December 31, 2007	$1,521,435	$3,799	$106,143	$56,713	$23,342

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	AIM GLOBAL REAL ESTATE[2]	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II2	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION I1
Net Assets at January 1, 2006	$1,067,241	$1,617,920	$-	$1,383,662	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	4,059	1,932	4,016	16,814	-
Realized Gains (Losses)	335,872	297,982	39,413	108,959	-
Net Change in Unrealized Appreciation (Depreciation)	86,310	67,641	34,250	(2,506)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	426,241	367,555	77,679	123,267	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	474,080	957,404	934,390	279,090	-
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(629,661)	(1,258,787)	(619,372)	(267,079)	-
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(155,581)	(301,383)	315,018	12,011	-
Total Increase (Decrease) in Net Assets	270,660	66,172	392,697	135,278	-
Net Assets at December 31, 2006	1,337,901	1,684,092	392,697	1,518,940	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	63,070	(4,458)	(1,236)	20,807	3
Realized Gains (Losses)	408,623	386,706	62,654	99,637	-
Net Change in Unrealized Appreciation (Depreciation)	(554,504)	(161,718)	4,097	(57,925)	79
Net Increase (Decrease) in Net Assets Resulting from Operations	(82,811)	220,530	65,515	62,519	82
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	328,236	1,295,721	577,345	245,429	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	220,608	249,962	-	66,591
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(431,487)	(1,234,952)	(252,732)	(273,014)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(127,493)	(253,144)	-	-
Increase (Decrease) from Contract Transactions	(103,251)	153,884	321,431	(27,585)	66,591
Total Increase (Decrease) in Net Assets	(186,062)	374,414	386,946	34,934	66,673
Net Assets at December 31, 2007	$1,151,839	$2,058,506	$779,643	$1,553,874	$66,673

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION II1	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II1	AMERICAN CENTURY ULTRA I1	AMERICAN CENTURY ULTRA II1
Net Assets at January 1, 2006	$15,295	$1,057,423	$5,012	$42,040	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	672	9,758	(51)	(293)	-
Realized Gains (Losses)	(207)	28,293	409	569	-
Net Change in Unrealized Appreciation (Depreciation)	(271)	214,057	913	(1,643)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	194	252,108	1,271	(1,367)	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	59,887	228,506	42,429	18,331	-
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(13,105)	(221,789)	(6,852)	(10,892)	-
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	46,782	6,717	35,577	7,439	-
Total Increase (Decrease) in Net Assets	46,976	258,825	36,848	6,072	-
Net Assets at December 31, 2006	62,271	1,316,248	41,860	48,112	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,586	(584)	(66)	(421)	(23)
Realized Gains (Losses)	(434)	86,360	(72)	1,912	28
Net Change in Unrealized Appreciation (Depreciation)	5,876	142,659	(4,629)	10,123	875
Net Increase (Decrease) in Net Assets Resulting from Operations	9,028	228,435	(4,767)	11,614	880
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	135,235	251,697	67,317	25,621	10,919
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(86,148)	(281,200)	(62,782)	(15,188)	(380)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	49,087	(29,503)	4,535	10,433	10,539
Total Increase (Decrease) in Net Assets	58,115	198,932	(232)	22,047	11,419
Net Assets at December 31, 2007	$120,386	$1,515,180	$41,628	$70,159	$11,419

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
Net Assets at January 1, 2006	$2,072,249	$606,991	$1,628,224	$613,708	$323,681
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	17,743	5,336	(5,228)	23,179	(1,819)
Realized Gains (Losses)	231,157	11,688	361,818	(6,517)	2,769
Net Change in Unrealized Appreciation (Depreciation)	(95)	73,180	(253,455)	2,973	24,375
Net Increase (Decrease) in Net Assets Resulting from Operations	248,805	90,204	103,135	19,635	25,325
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	262,369	104,940	392,266	133,790	57,197
Enhanced Variable Universal Life		-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,270,577)	(128,537)	(546,882)	(176,858)	(85,950)
Enhanced Variable Universal Life		-	-	-	-
Increase (Decrease) from Contract Transactions	(1,008,208)	(23,597)	(154,616)	(43,068)	(28,753)
Total Increase (Decrease) in Net Assets	(759,403)	66,607	(51,481)	(23,433)	(3,428)
Net Assets at December 31, 2006	1,312,846	673,598	1,576,743	590,275	320,253
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	11,177	5,806	(4,646)	24,312	(591)
Realized Gains (Losses)	145,211	17,541	239,722	(5,008)	9,052
Net Change in Unrealized Appreciation (Depreciation)	(206,813)	19,946	(220,679)	(2,943)	14,663
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,425)	43,293	14,397	16,361	23,124
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	245,960	90,702	215,069	95,750	61,361
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(564,962)	(80,068)	(405,667)	(145,633)	(61,148)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(319,002)	10,634	(190,598)	(49,883)	213
Total Increase (Decrease) in Net Assets	(369,427)	53,927	(176,201)	(33,522)	23,337
Net Assets at December 31, 2007	$943,419	$727,525	$1,400,542	$556,753	$343,590

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A2	DWS INTERNATIONAL VIP A2	FEDERATED CAPITAL INCOME
Net Assets at January 1, 2006	$580,950	$452,058	$835,050	$225,129	$102,522
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	7,458	(3,367)	15,346	2,890	5,536
Realized Gains (Losses)	87,020	(3,959)	14,177	10,484	973
Net Change in Unrealized Appreciation (Depreciation)	14,779	23,042	44,555	42,303	7,464
Net Increase (Decrease) in Net Assets Resulting from Operations	109,257	15,716	74,078	55,677	13,973
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	2,812,654	159,869	121,949	34,567	14,968
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,854,757)	(128,058)	(190,614)	(37,101)	(32,737)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	957,897	31,811	(68,665)	(2,534)	(17,769)
Total Increase (Decrease) in Net Assets	1,067,154	47,527	5,413	53,143	(3,796)
Net Assets at December 31, 2006	1,648,104	499,585	840,463	278,272	98,726
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,411	(3,777)	21,797	5,051	4,184
Realized Gains (Losses)	125,855	14,472	21,653	14,356	1,685
Net Change in Unrealized Appreciation (Depreciation)	(71,624)	57,841	(9,463)	18,613	(2,626)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,642	68,536	33,987	38,020	3,243
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	3,466,012	172,562	104,066	30,371	12,987
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(4,370,271)	(168,507)	(158,367)	(34,330)	(18,270)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(904,259)	4,055	(54,301)	(3,959)	(5,283)
Total Increase (Decrease) in Net Assets	(846,617)	72,591	(20,314)	34,061	(2,040)
Net Assets at December 31, 2007	$801,487	$572,176	$820,149	$312,333	$96,686

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANAGER GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND
Net Assets at January 1, 2006	$175,621	$6,949,289	$1,055,536	$125,489	$10,357,607
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	13,712	120,933	12,311	1,663	49,922
Realized Gains (Losses)	(420)	(18,822)	(16,963)	6,855	1,735,099
Net Change in Unrealized Appreciation (Depreciation)	3,948	300,909	59,601	4,472	(689,371)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,240	403,020	54,949	12,990	1,095,650
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	52,972	48,014	33,853	30,071	1,734,245
Enhanced Variable Universal Life	-	577,311	62,769	-	862,084
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(54,713)	(114,751)	(102,486)	(42,149)	(1,454,948)
Enhanced Variable Universal Life	-	(1,454,981)	(137,545)	-	(1,402,710)
Increase (Decrease) from Contract Transactions	(1,741)	(944,407)	(143,409)	(12,078)	(261,329)
Total Increase (Decrease) in Net Assets	15,499	(541,387)	(88,460)	912	834,321
Net Assets at December 31, 2006	191,120	6,407,902	967,076	126,401	11,191,928
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	13,971	333,998	33,602	3,281	13,688
Realized Gains (Losses)	89	231,610	12,789	9,541	4,006,683
Net Change in Unrealized Appreciation (Depreciation)	(8,795)	303,432	123,106	(3,749)	(2,187,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,265	869,040	169,497	9,073	1,832,772
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	40,321	57,551	30,748	19,117	1,604,904
Enhanced Variable Universal Life	-	450,733	64,753	-	653,830
Symetra Complete & Complete Advisor	-	-	-	-	266,302
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(44,317)	(44,177)	(25,013)	(43,415)	(1,694,650)
Enhanced Variable Universal Life	-	(1,209,564)	(170,590)	-	(1,351,797)
Symetra Complete & Complete Advisor	-	-	-	-	(1,592)
Increase (Decrease) from Contract Transactions	(3,996)	(745,457)	(100,102)	(24,298)	(523,003)
Total Increase (Decrease) in Net Assets	1,269	123,583	69,395	(15,225)	1,309,769
Net Assets at December 31, 2007	$192,389	$6,531,485	$1,036,471	$111,176	$12,501,697

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME
Net Assets at January 1, 2006	$11,846,444	$18,436,267	$1,130,140	$1,035,252	$1,566,190
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	301,833	(80,846)	2,315	328	104,184
Realized Gains (Losses)	1,835,660	(331,666)	63,353	12,193	(28,250)
Net Change in Unrealized Appreciation (Depreciation)	27,118	1,417,712	69,346	26,310	77,938
Net Increase (Decrease) in Net Assets Resulting from Operations	2,164,611	1,005,200	135,014	38,831	153,872
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	348,297	805,058	252,804	137,975	27,895
Enhanced Variable Universal Life	1,417,411	1,291,125	-	-	189,855
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(561,666)	(1,174,066)	(271,190)	(253,414)	(57,045)
Enhanced Variable Universal Life	(2,157,993)	(3,010,246)	-	-	(316,911)
Increase (Decrease) from Contract Transactions	(953,951)	(2,088,129)	(18,386)	(115,439)	(156,206)
Total Increase (Decrease) in Net Assets	1,210,660	(1,082,929)	116,628	(76,608)	(2,334)
Net Assets at December 31, 2006	13,057,104	17,353,338	1,246,768	958,644	1,563,856
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	112,688	(5,065)	15,075	(7,435)	103,554
Realized Gains (Losses)	1,559,004	295,926	120,765	34,814	(25,099)
Net Change in Unrealized Appreciation (Depreciation)	(1,532,107)	4,005,638	8,175	183,851	(48,046)
Net Increase (Decrease) in Net Assets Resulting from Operations	139,585	4,296,499	144,015	211,230	30,409
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	331,422	676,898	332,573	112,521	25,506
Enhanced Variable Universal Life	1,303,277	947,239	-	-	193,297
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(347,649)	(891,290)	(309,378)	(154,394)	(30,929)
Enhanced Variable Universal Life	(2,479,048)	(2,359,631)	-	-	(387,754)
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,191,998)	(1,626,784)	23,195	(41,873)	(199,880)
Total Increase (Decrease) in Net Assets	(1,052,413)	2,669,715	167,210	169,357	(169,471)
Net Assets at December 31, 2007	$12,004,691	$20,023,053	$1,413,978	$1,128,001	$1,394,385

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR I1	FIDELITY MID-CAP ADVISOR II1	FIDELITY MONEY MARKET FUND
Net Assets at January 1, 2006	$9,476,570	$1,321,513	$-	$89,201	$4,153,224
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	93,479	40,457	-	(1,896)	121,073
Realized Gains (Losses)	522,871	(6,634)	-	14,315	-
Net Change in Unrealized Appreciation (Depreciation)	685,323	16,307	-	12,262	-
Net Increase (Decrease) in Net Assets Resulting from Operations	1,301,673	50,130	-	24,681	121,073
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	319,436	3,337	-	443,475	10,029,619
Enhanced Variable Universal Life	2,830,870	428,925	-	-	4,333,742
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(781,398)	(11,029)	-	(105,195)	(11,106,968)
Enhanced Variable Universal Life	(2,889,476)	(304,757)	-	-	(5,289,947)
Increase (Decrease) from Contract Transactions	(520,568)	116,476	-	338,280	(2,033,554)
Total Increase (Decrease) in Net Assets	781,105	166,606	-	362,961	(1,912,481)
Net Assets at December 31, 2006	10,257,675	1,488,119	-	452,162	2,240,743
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	273,656	49,273	217	(1,289)	131,616
Realized Gains (Losses)	1,109,798	(12,492)	814	62,588	-
Net Change in Unrealized Appreciation (Depreciation)	(913,240)	13,012	(511)	4,539	-
Net Increase (Decrease) in Net Assets Resulting from Operations	470,214	49,793	520	65,838	131,616
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	269,544	2,523	-	439,213	12,156,643
Enhanced Variable Universal Life	2,771,549	435,400	-	-	5,333,129
Symetra Complete & Complete Advisor	-	-	371,139	455,212	2,426,530
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(316,041)	(15,747)	-	(280,590)	(11,412,075)
Enhanced Variable Universal Life	(4,161,047)	(470,456)	-	-	(4,999,046)
Symetra Complete & Complete Advisor	-	-	(305,083)	(461,700)	(2,427,951)
Increase (Decrease) from Contract Transactions	(1,435,995)	(48,280)	66,056	152,135	1,077,230
Total Increase (Decrease) in Net Assets	(965,781)	1,513	66,576	217,973	1,208,846
Net Assets at December 31, 2007	$9,291,894	$1,489,632	$66,576	$670,135	$3,449,589

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN INCOME SECURITIES FUND CLASS I1	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL-CAP VALUE FUND I1
Net Assets at January 1, 2006	$4,676,299	$689	$-	$41,081	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(694)	(31)	-	1,372	-
Realized Gains (Losses)	234,932	41	-	805	-
Net Change in Unrealized Appreciation (Depreciation)	522,240	120	-	6,496	-
Net Increase (Decrease) in Net Assets Resulting from Operations	756,478	130	-	8,673	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	56,147	13,004	-	49,735	-
Enhanced Variable Universal Life	594,035	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(153,457)	(2,046)	-	(9,127)	-
Enhanced Variable Universal Life	(858,684)	-	-	-	-
Increase (Decrease) from Contract Transactions	(361,959)	10,958	-	40,608	-
Total Increase (Decrease) in Net Assets	394,519	11,088	-	49,281	-
Net Assets at December 31, 2006	5,070,818	11,777	-	90,362	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	126,588	(89)	-	3,323	(16)
Realized Gains (Losses)	649,409	432	-	4,511	590
Net Change in Unrealized Appreciation (Depreciation)	21,985	1,253	(33)	(6,750)	(44)
Net Increase (Decrease) in Net Assets Resulting from Operations	797,982	1,596	(33)	1,084	530
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	42,780	9,446	-	106,171	-
Enhanced Variable Universal Life	337,155	-	-	-	-
Symetra Complete & Complete Advisor	-	4,840	14,498	-	85,669
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(54,270)	(3,510)	-	(26,308)	-
Enhanced Variable Universal Life	(924,664)	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	(62,987)
Increase (Decrease) from Contract Transactions	(598,999)	10,776	14,498	79,863	22,682
Total Increase (Decrease) in Net Assets	198,983	12,372	14,465	80,947	23,212
Net Assets at December 31, 2007	$5,269,801	$24,149	$14,465	$171,309	$23,212

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	FRANKLIN SMALL-CAP VALUE FUND II1	FRANKLIN SMALL- MID CAP GROWTH I1	FRANKLIN SMALL-MID CAP GROWTH II1	FRANKLIN U.S. GOVERNMENT II1	IBBOTSON GROWTH CLASS I1
Net Assets at January 1, 2006	$29,133	$-	$760,896	$434,123	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(69)	-	(5,908)	13,619	-
Realized Gains (Losses)	6,981	-	68,299	(10,512)	-
Net Change in Unrealized Appreciation (Depreciation)	4,972	-	(2,720)	7,321	-
Net Increase (Decrease) in Net Assets Resulting from Operations	11,884	-	59,671	10,428	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	191,186	-	382,787	117,320	-
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(52,187)	-	(339,813)	(206,996)	-
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	138,999	-	42,974	(89,676)	-
Total Increase (Decrease) in Net Assets	150,883	-	102,645	(79,248)	-
Net Assets at December 31, 2006	180,016	-	863,541	354,875	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(80)	(18)	(6,355)	15,292	-
Realized Gains (Losses)	17,792	377	144,421	(5,257)	-
Net Change in Unrealized Appreciation (Depreciation)	(41,989)	(353)	(49,795)	11,964	(123)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,277)	6	88,271	21,999	(123)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	357,105	-	181,189	133,865	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	151,530	101,864	144,062	-	9,665
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(159,274)	-	(291,356)	(115,164)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(146,652)	(58,620)	(143,606)	-	-
Increase (Decrease) from Contract Transactions	202,709	43,244	(109,711)	18,701	9,665
Total Increase (Decrease) in Net Assets	178,432	43,250	(21,440)	40,700	9,542
Net Assets at December 31, 2007	$358,448	$43,250	$842,101	$395,575	$9,542

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I	ING GLOBAL RESOURCES[1]	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE	JP MORGAN US LARGE CAP CORE EQUITY
Net Assets at January 1, 2006	$1,048,656	$527,762	$225,445	$1,027,931	$617,638
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(2,578)	(5,785)	1,223	(828)	1,802
Realized Gains (Losses)	126,447	117,733	27,007	101,243	15,011
Net Change in Unrealized Appreciation (Depreciation)	251,574	1,750	27,979	32,530	79,983
Net Increase (Decrease) in Net Assets Resulting from Operations	375,443	113,698	56,209	132,945	96,796
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	13,498	7,149	220,567	246,867	104,826
Enhanced Variable Universal Life	237,619	209,678	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(33,691)	(9,312)	(127,717)	(560,523)	(124,544)
Enhanced Variable Universal Life	(212,019)	(142,603)	-	-	-
Increase (Decrease) from Contract Transactions	5,407	64,912	92,850	(313,656)	(19,718)
Total Increase (Decrease) in Net Assets	380,850	178,610	149,059	(180,711)	77,078
Net Assets at December 31, 2006	1,429,506	706,372	374,504	847,220	694,716
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	4,876	(6,150)	1,293	1,634	2,817
Realized Gains (Losses)	310,878	295,557	49,503	107,617	37,434
Net Change in Unrealized Appreciation (Depreciation)	203,205	(52,860)	(20,157)	(95,112)	(33,398)
Net Increase (Decrease) in Net Assets Resulting from Operations	518,959	236,547	30,639	14,139	6,853
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	14,472	8,482	73,256	356,722	129,757
Enhanced Variable Universal Life	364,112	338,416	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(24,331)	(7,587)	(177,069)	(297,635)	(168,986)
Enhanced Variable Universal Life	(472,769)	(240,808)	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(118,516)	98,503	(103,813)	59,087	(39,229)
Total Increase (Decrease) in Net Assets	400,443	335,050	(73,174)	73,226	(32,376)
Net Assets at December 31, 2007	$1,829,949	$1,041,422	$301,330	$920,446	$662,340

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN ADVISOR[1]	PIONEER BOND VCT CLASS I
Net Assets at January 1, 2006	$192,217	$7	$46,915	$-	$1,311,079
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	2,569	271	3,145	-	57,179
Realized Gains (Losses)	55,637	25	408	-	(20,347)
Net Change in Unrealized Appreciation (Depreciation)	41,161	(49)	(5,918)	-	10,846
Net Increase (Decrease) in Net Assets Resulting from Operations	99,367	247	(2,365)	-	47,678
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	964,293	11,392	80,526	-	162,820
Enhanced Variable Universal Life	-	-	-	-	37,404
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(161,353)	(195)	(39,679)	-	(230,540)
Enhanced Variable Universal Life	-	-	-	-	(36,167)
Increase (Decrease) from Contract Transactions	802,940	11,197	40,847	-	(66,483)
Total Increase (Decrease) in Net Assets	902,307	11,444	38,482	-	(18,805)
Net Assets at December 31, 2006	1,094,524	11,451	85,397	-	1,292,274
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	11,067	783	7,604	112	56,785
Realized Gains (Losses)	144,580	23	749	803	(10,443)
Net Change in Unrealized Appreciation (Depreciation)	(120,219)	34	26,171	-	29,749
Net Increase (Decrease) in Net Assets Resulting from Operations	35,428	840	34,524	915	76,091
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	1,253,134	1,362	266,544	-	153,580
Enhanced Variable Universal Life	-	-	-	-	37,617
Symetra Complete & Complete Advisor	-	-	35,769	92,670	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,116,174)	(1,550)	(81,180)	-	(140,765)
Enhanced Variable Universal Life	-	-	-	-	(16,991)
Symetra Complete & Complete Advisor	-	-	-	(93,585)	-
Increase (Decrease) from Contract Transactions	136,960	(188)	221,133	(915)	33,441
Total Increase (Decrease) in Net Assets	172,388	652	255,657	-	109,532
Net Assets at December 31, 2007	$1,266,912	$12,103	$341,054	$-	$1,401,806

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS I1	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS I1	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Net Assets at January 1, 2006	$-	$47,168	$-	$25,482	$5,054,107
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	(991)	-	666	29,246
Realized Gains (Losses)	-	48,053	-	1,343	126,482
Net Change in Unrealized Appreciation (Depreciation)	-	50,674	-	5,231	591,852
Net Increase (Decrease) in Net Assets Resulting from Operations	-	97,736	-	7,240	747,580
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	582,653	-	25,889	519,545
Enhanced Variable Universal Life	-	-	-	-	267,879
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(131,299)	-	(9,339)	(874,092)
Enhanced Variable Universal Life	-	-	-	-	(454,165)
Increase (Decrease) from Contract Transactions	-	451,354	-	16,550	(540,833)
Total Increase (Decrease) in Net Assets	-	549,090	-	23,790	206,747
Net Assets at December 31, 2006	-	596,258	-	49,272	5,260,854
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(22)	(2,738)	-	3,093	23,966
Realized Gains (Losses)	1,111	221,112	(517)	3,474	226,039
Net Change in Unrealized Appreciation (Depreciation)	(424)	66,317	-	(19,487)	(27,973)
Net Increase (Decrease) in Net Assets Resulting from Operations	665	284,691	(517)	(12,920)	222,032
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	738,924	-	165,370	473,770
Enhanced Variable Universal Life	-	-	-	-	149,188
Symetra Complete & Complete Advisor	108,542	134,457	89,153	246,365	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1)	(640,163)	(1)	(22,350)	(623,481)
Enhanced Variable Universal Life	-	-	-	-	(441,066)
Symetra Complete & Complete Advisor	(78,234)	(141,454)	(88,635)	(240,509)	-
Increase (Decrease) from Contract Transactions	30,307	91,764	517	148,876	(441,589)
Total Increase (Decrease) in Net Assets	30,972	376,455	-	135,956	(219,557)
Net Assets at December 31, 2007	$30,972	$972,713	$-	$185,228	$5,041,297

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I1	PIONEER REAL ESTATE VCT CLASS II
Net Assets at January 1, 2006	$10,058,852	$-	$2,311,663	$-	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(74,462)	127	6,559	-	2,185
Realized Gains (Losses)	681,057	41	627,241	-	3,948
Net Change in Unrealized Appreciation (Depreciation)	(170,844)	185	(373,160)	-	21,369
Net Increase (Decrease) in Net Assets Resulting from Operations	435,751	353	260,640	-	27,502
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	881,425	10,306	345,500	-	292,699
Enhanced Variable Universal Life	367,890	-	55,721	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,621,980)	(1,205)	(482,763)	-	(28,839)
Enhanced Variable Universal Life	(927,615)	-	(73,605)	-	-
Increase (Decrease) from Contract Transactions	(1,300,280)	9,101	(155,147)	-	263,860
Total Increase (Decrease) in Net Assets	(864,529)	9,454	105,493	-	291,362
Net Assets at December 31, 2006	9,194,323	9,454	2,417,156	-	291,362
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(70,341)	954	679	-	5,511
Realized Gains (Losses)	1,719,648	190	247,071	-	20,677
Net Change in Unrealized Appreciation (Depreciation)	(2,010,420)	(747)	(129,837)	(147)	(88,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	(361,113)	397	117,913	(147)	(61,955)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	611,549	22,457	181,005	-	261,642
Enhanced Variable Universal Life	270,068	-	112,735	-	-
Symetra Complete & Complete Advisor	-	-	-	4,746	60,458
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,236,342)	(2,528)	(250,775)	-	(273,783)
Enhanced Variable Universal Life	(721,557)	-	(132,523)	-	-
Symetra Complete & Complete Advisor	-	-	-	-	(56,238)
Increase (Decrease) from Contract Transactions	(1,076,282)	19,929	(89,558)	4,746	(7,921)
Total Increase (Decrease) in Net Assets	(1,437,395)	20,326	28,355	4,599	(69,876)
Net Assets at December 31, 2007	$7,756,928	$29,780	$2,445,511	$4,599	$221,486

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	PIONEER SMALL-CAP VALUE VCT CLASS I2	PIONEER SMALL-CAP VALUE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS I1	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II1
Net Assets at January 1, 2006	$1,581,658	$44,093	$-	$20,401	$1,171,550
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	1,921	(1,104)	-	1,122	3,854
Realized Gains (Losses)	524,780	8,778	-	(4)	277,507
Net Change in Unrealized Appreciation (Depreciation)	(366,250)	9,067	-	240	(17,785)
Net Increase (Decrease) in Net Assets Resulting from Operations	160,451	16,741	-	1,358	263,576
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	154,210	232,657	-	14,385	425,423
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(429,347)	(33,501)	-	(6,326)	(819,645)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(275,137)	199,156	-	8,059	(394,222)
Total Increase (Decrease) in Net Assets	(114,686)	215,897	-	9,417	(130,646)
Net Assets at December 31, 2006	1,466,972	259,990	-	29,818	1,040,904
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	97	(400)	196	3,446	15,235
Realized Gains (Losses)	337,743	38,063	(1,061)	1,052	324,664
Net Change in Unrealized Appreciation (Depreciation)	(438,853)	(50,967)	-	169	(90,965)
Net Increase (Decrease) in Net Assets Resulting from Operations	(101,013)	(13,304)	(865)	4,667	248,934
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	120,125	80,070	-	5,928	376,596
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	4,829	-	89,123	238,758	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(357,756)	(142,817)	-	(3,422)	(542,997)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	(88,258)	(241,723)	-
Increase (Decrease) from Contract Transactions	(232,802)	(62,747)	865	(459)	(166,401)
Total Increase (Decrease) in Net Assets	(333,815)	(76,051)	-	4,208	82,533
Net Assets at December 31, 2007	$1,133,157	$183,939	$-	$34,026	$1,123,437

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

	Sub-Accounts
	TEMPLETON GLOBAL INCOME SECURITIES I1	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES I1	TEMPLETON GROWTH SECURITIES II1	VANGUARD TOTAL STOCK MARKET INDEX[1]
Net Assets at January 1, 2006	$-	$2,399	$-	$187,632	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	288	-	1,389	-
Realized Gains (Losses)	-	(180)	-	74,135	-
Net Change in Unrealized Appreciation (Depreciation)	-	335	-	(8,651)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	443	-	66,873	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	37,778	-	457,319	-
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(14,168)	-	(179,814)	-
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	23,610	-	277,505	-
Total Increase (Decrease) in Net Assets	-	24,053	-	344,378	-
Net Assets at December 31, 2006	-	26,452	-	532,010	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	835	-	4,171	-
Realized Gains (Losses)	-	618	-	74,253	-
Net Change in Unrealized Appreciation (Depreciation)	49	4,021	(129)	(64,229)	(198)
Net Increase (Decrease) in Net Assets Resulting from Operations	49	5,474	(129)	14,195	(198)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	101,657	-	352,411	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	4,850	-	14,562	-	9,671
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(25,480)	-	(439,554)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	4,850	76,177	14,562	(87,143)	9,671
Total Increase (Decrease) in Net Assets	4,899	81,651	14,433	(72,948)	9,473
Net Assets at December 31, 2007	$4,899	$108,103	$14,433	$459,062	$9,473

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2006 and December 31, 2007

Sub-Accounts
WANGER U.S. SMALLER COMPANIES
Net Assets at January 1, 2006	$928,102
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(4,160)
Realized Gains (Losses)	178,903
Net Change in Unrealized Appreciation (Depreciation)	(112,813)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,930
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	259,299
Enhanced Variable Universal Life	-
Contract Terminations, Transfers Out
PREMIER Variable Universal Life	-
Enhanced Variable Universal Life	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(428,215)
Enhanced Variable Universal Life	-
Increase (Decrease) from Contract Transactions	(168,916)
Total Increase (Decrease) in Net Assets	(106,986)
Net Assets at December 31, 2006	821,116
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(5,929)
Realized Gains (Losses)	183,641
Net Change in Unrealized Appreciation (Depreciation)	(143,657)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,055
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	494,085
Enhanced Variable Universal Life	-
Symetra Complete & Complete Advisor	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(376,762)
Enhanced Variable Universal Life
Symetra Complete & Complete Advisor	-
Contract Maintenance Charges
PREMIER Variable Universal Life	-
Enhanced Variable Universal Life	-
Symetra Complete & Complete Advisor	-
Increase (Decrease) from Contract Transactions	117,323
Total Increase (Decrease) in Net Assets	151,378
Net Assets at December 31, 2007	$972,494

1  Reference Note 1 for current year name changes, reorganizations and commencement dates
2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION

Symetra Separate Account SL ("the Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Symetra Financial Corporation is a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

Sub-Account	Mutual Fund
AIM Variable Insurance Funds, Inc

AIM Basic Value Fund I13	AIM V.I. Basic Value Fund (Series I shares)

AIM Capital Appreciation I	AIM V.I. Capital Appreciation Fund (Series I shares)

AIM Capital Appreciation II	AIM V.I. Capital Appreciation Fund (Series II shares)

AIM Capital Development Series I	AIM V.I. Capital Development Fund (Series I shares)

AIM Capital Development Series II	AIM V.I. Capital Development Fund (Series II shares)

AIM Global Healthcare	AIM V.I. Global Health Care Fund (Series I shares)

AIM Global Real Estate	AIM V.I. Global Real Estate Fund (Series I shares)

AIM International Growth I	AIM V.I. International Growth Fund (Series I shares)

AIM International Growth II	AIM V.I. International Growth Fund (Series II shares)

AIM Small Cap Equity I13	AIM V.I. Small Cap Equity Fund (Series I shares)

American Century Variable Portfolios, Inc.

American Century Balanced	VP Balanced Fund

American Century Inflation Protection I4	VP Inflation Protection Class I Fund

American Century Inflation Protection II5	VP Inflation Protection Class II Fund

American Century International	VP International Fund

American Century Large Company Value I13	VP Large Company Value Class I Fund

American Century Large Company Value II6	VP Large Company Value Class II Fund

American Century Ultra I1	VP Ultra Class I Fund

American Century Ultra II2	VP Ultra Class II Fund

American Century Value	VP Value Fund

Dreyfus Investment Portfolios

Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares

Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

Dreyfus Variable Investment Fund

Dreyfus Appreciation	Dreyfus VIF Capital Portfolio — Initial Shares

Dreyfus International[13]	Dreyfus VIF International Value Portfolio — Initial Shares

Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

DWS Variable Series I and II

DWS Balanced VIP A	DWS Balanced VIP (A)

DWS International VIP A	DWS International VIP (A)

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Federated Insurance Series

Federated Capital Income	Federated Capital Income Fund II

Federated High Income Bond	Federated High Income Bond II

Fidelity Variable Insurance Products Fund 1 (VIP)

Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class

Fidelity Asset Manager Growth	VIP Asset Manager Growth Portfolio

Fidelity Balanced	VIP Balanced Portfolio

Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class

Fidelity Equity Income	VIP Equity-Income Portfolio — Initial Class

Fidelity Growth	VIP Growth Portfolio — Initial Class

Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class

Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class

Fidelity High Income	VIP High Income Portfolio — Initial Class

Fidelity Index 500	VIP Index 500 Portfolio

Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class

Fidelity Mid-Cap Advisor I4	VIP Mid Cap Portfolio — Initial Class

Fidelity Mid-Cap Advisor II7	VIP Mid Cap Portfolio — Service Class II

Fidelity Money Market Fund	VIP Money Market Portfolio — Initial Class

Fidelity Overseas	VIP Overseas Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities	Franklin Flex Cap Growth Securities Fund — Class 2

Franklin Income Securities Fund Class I4	Franklin Income Securities Fund — Class 1

Franklin Income Securities Fund Class II	Franklin Income Securities Fund — Class 2

Franklin Small Cap Value Fund I4	Franklin Small Cap Value Securities Fund — Class 1

Franklin Small Cap Value Fund II8	Franklin Small Cap Value Securities Fund — Class 2

Franklin Small-Mid Cap Growth I4	Franklin Small-Mid Cap Growth Securities Fund — Class 1

Franklin Small-Mid Cap Growth II9	Franklin Small-Mid Cap Growth Securities Fund — Class 2

Franklin U.S. Government I13	Franklin U.S. Government Securities Fund — Class 1

Franklin U.S. Government II10	Franklin U.S. Government Securities Fund — Class 2

Franklin Zero Coupon 2010 I13	Franklin Zero Coupon 2010 Fund — Class I

Financial Investors Variable Insurance Trust

Ibbotson Aggressive Growth Class I13	Ibbotson Aggressive Growth ETF Asset Allocation — Class 1

Ibbotson Balanced Class I13	Ibbotson Balanced ETF Asset Allocation — Class 1

Ibbotson Conservative Class I13	Ibbotson Conservative ETF Asset Allocation — Class 1

Ibbotson Growth Class I4	Ibbotson Growth ETF Asset Allocation — Class 1

Ibbotson Income and Growth Class I13	Ibbotson Income and Growth ETF Asset Allocation — Class 1

ING Investors Trust

ING JP Morgan Emerging Markets Equity I	ING JP Morgan Emerging Markets Equity Portfolio

ING VP Natural Resource Trust

ING Global Resources[3]	ING VP Global Resources Portfolio

JPMorgan Insurance Trust

JP Morgan Core Bond I13	JP Morgan Insurance Trust Core Bond Portfolio — Class I

JP Morgan Insurance Government Bond I13	JP Morgan Insurance Trust Government Bond Portfolio — Class I

JP Morgan Intrepid Mid Cap I13	JP Morgan Insurance Trust Intrepid Mid Cap Portfolio — Class I

JP Morgan Series Trust II

JP Morgan International Equity	JP Morgan International Equity Portfolio

JP Morgan Mid-Cap Value	JP Morgan Mid Cap Value Portfolio

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
JP Morgan Bond I13	JP Morgan Bond Portfolio

JP Morgan US Large Cap Core Equity	JP Morgan U.S. Large Cap Core Equity Portfolio

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities	Mutual Shares Securities Fund — Class 2

PIMCO Variable Insurance trust

PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Administrative Class Shares

PIMCO Commodity Fund Admin	PIMCO Commodity Real Return Strategy Portfolio — Administrative Class Shares

PIMCO Total Return Advisor[4]	PIMCO Total Return Portfolio — Administrative Class Shares

Pioneer Variable Contracts Trust

Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class I4	Pioneer Emerging Markets VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II

Pioneer Equity Income VCT Class I4	Pioneer Equity Income VCT Portfolio — Class I

Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II

Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I

Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Portfolio — Class I

Pioneer High Yield VCT Class I13	Pioneer High Yield VCT Portfolio — Class I

Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II

Pioneer Mid-Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I

Pioneer Real Estate VCT Class I4	Pioneer Real Estate VCT Portfolio — Class I

Pioneer Real Estate VCT Class II	Pioneer Real Estate VCT Portfolio — Class II

Pioneer Small-Cap Value VCT Class I	Pioneer Small Cap Value VCT Portfolio — Class I

Pioneer Small-Cap Value VCT Class II	Pioneer Small Cap Value VCT Portfolio — Class II

Pioneer Strategic Income VCT Class I4	Pioneer Strategic Income VCT Portfolio — Class I

Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Summit Mutual Funds, Inc.

Summit Balanced Index[13]	Summit Balanced Index Portfolio

Summit EAFE International Index[13]	Summit EAFE International Index Portfolio

Summit Lehman Aggregate Bond Index[13]	Summit Lehman Aggregate Bond Index Portfolio

Summit Nasdaq 100 Index[13]	Summit Nasdaq — 100 Index Portfolio

Summit Russell 2000 Small Cap Index[13]	Summit Russell 2000 Small Cap Index Portfolio

Summit S&P 500 Index[13]	Summit S&P 500 Index Portfolio

Summit S&P MidCap 400 Index[13]	Summit S&P MidCap 400 Index Portfolio

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets I13	Templeton Developing Markets Securities Fund — Class 1

Templeton Developing Markets II11	Templeton Developing Markets Securities Fund — Class 2

Templeton Global Income Securities I4	Templeton Global Income Securities Fund — Class 1

Templeton Global Income Securities II	Templeton Global Income Securities Fund — Class 2

Templeton Growth Securities I4	Templeton Growth Securities Fund — Class 1

Templeton Growth Securities II12	Templeton Growth Securities Fund — Class 2

Vanguard Variable Insurance Fund Portfolios

Vanguard Balanced[13]	Vanguard VIF — Balanced Portfolio

Vanguard Capital Growth[13]	Vanguard VIF — Capital Growth Portfolio

Vanguard Diversified Value[13]	Vanguard VIF — Diversified Value Portfolio

Vanguard Equity Income[13]	Vanguard VIF — Equity Income Portfolio

Vanguard Equity Index[13]	Vanguard VIF — Equity Index Portfolio

Vanguard International[13]	Vanguard VIF — High Yield Bond Portfolio

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Vanguard High Yield Bond[13]	Vanguard VIF — International Portfolio

Vanguard Mid-Cap Index[13]	Vanguard VIF — Mid-Cap Index Portfolio

Vanguard REIT Index[13]	Vanguard VIF — REIT Index Portfolio

Vanguard Short Term Investment Grade[13]	Vanguard VIF — Short Term Investment Grade Portfolio

Vanguard Small Company Growth[13]	Vanguard VIF — Small Company Growth Portfolio

Vanguard Total Bond Market Index[13]	Vanguard VIF — Total Bond Market Index Portfolio

Vanguard Total Stock Market Index[4]	Vanguard VIF — Total Stock Market Index Portfolio

Wanger Advisors Trust

Wanger U.S. Smaller Companies	U.S. Smaller Companies Fund

  1  American Century Ultra I was known as American Century Ultra prior to January 1, 2007.

  2  The commencement date was March 16, 2007. The 2007 activity is from such date through December 31, 2007, where applicable.

  3  ING Global Resources was known as ING Natural Resources prior to January 13, 2007.

  4  The commencement date was December 3, 2007. The 2007 activity is from such date through December 31, 2007, where applicable.

  5  American Century Inflation Protection II was known as American Century Inflation Protection prior to January 1, 2007.

  6  American Century Large Company Value II was known as American Century Large Company Value prior to January 1, 2007.

  7  Fidelity Mid-Cap Advisor II was known as Fidelity Mid-Cap Advisor prior to January 1, 2007.

  8  Franklin Small-Cap Value Fund II was known as Franklin Small-Cap Value Fund prior to January 1, 2007.

  9  Franklin Small-Mid Cap Growth II was known as Franklin Small-Mid Cap Growth prior to January 1, 2007.

  10  Franklin U.S. Government II was known as Franklin U.S. Government prior to January 1, 2007.

  11  Templeton Developing Markets II was known as Templeton Developing Markets prior to January 1, 2007.

  12  Templeton Growth Securities II was known as Templeton Growth Securities prior to January 1, 2007.

  13  The commencement date was December 3, 2007. However, there was no activity to report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Symetra Life's other assets and liabilities. The portion of Separate Account SL's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Symetra Life may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (GAAP).

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value as reported by the underlying portfolio on the last trading day of the year.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date. These are all reinvested in shares of the underlying portfolio.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

ESTIMATES — The preparation of the financial statements in conformity with GAAP requires the Company to make estimates and assumptions that may affect the amounts reported in the Separate Account Financial Statements and accompanying notes. Actual results could differ from those estimates.

Symetra Separate Account SL

Notes to Financial Statements

2.  SIGNIFICANT ACCOUNTING POLICIES (Continued)

RECLASSIFICATIONS — Certain reclassifications have been made to prior year contract transactions in the Statements of Changes in Net Assets and units issued and units redeemed in the Changes in Accumulation Units Outstanding footnote in order for it to conform to the current period presentation.

RECENTLY ISSUED ACCOUNTING STANDARDS — In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standard (SFAS) No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about assets and liabilities measured at fair value. The Separate Account adopted SFAS No. 157 effective January 1, 2008 and did not record any cumulative effect adjustments upon adoption.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these costs. The daily charge for the Enhanced Variable Universal Life product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the Separate Account. The daily charge for the Premier Variable Universal Life product is, on an annual basis, equal to a rate of 0.70 percent of the average daily net assets of the Separate Account. The daily charge for Symetra Complete and Symetra Complete Advisor are, on an annual basis, equal to a rate of 0.75 percent of the policy value in policy years 1 through 20, 0.60 percent of the policy value in policy years 21 through 30 and 0.50 percent in all remaining policy years.

Symetra Life deducts a distribution charge for the Symetra Complete product to compensate the broker-dealer firm that sold the policy. The daily charge, on an annual basis, ranges from 0.50 percent to 1.50 percent based on the total policy value. The distribution charge is recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. This charge does not apply to Symetra Complete Advisor.

Symetra Life deducts a monthly administration charge of $4 for each Enhanced Variable Universal Life contract and $5 for each Premier Variable Universal Life contract from the Separate Account. Monthly administration charges for Symetra Complete and Symetra Complete Advisor are 0.025 percent of the policy value not to exceed $8 per month. The administration charge is recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets.

For all variable life insurance products, Symetra deducts from the sub-accounts amounts to cover the cost of insurance. These charges vary from month to month in accordance with the terms of the individual policy holders and are deducted through termination of units of interest from policy holder accounts. The cost of insurance is recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets.

A withdrawal charge of $25 or 2% of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2% of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. A surrender charge may be applicable in the first 8 years on withdrawals that exceed the free withdrawal amount. These charges are recorded as contract maintenance charges in the accompanying Statement of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS

The following table summarizes purchase and sales activity by sub-account for the year ended December 31, 2007. The table also summarizes underlying investment information for each sub-account as of December 31, 2007.

	Yeat Ended		As of December 31, 2007
	December 31, 2007		Investments			Net Asset
Sub-Account	Purchases	Sales	at Cost	at Fair Value	Shares Owned	Value[2]
AIM Capital Appreciation I	$229,119	$240,989	$1,371,116	$1,521,435	51,802	$29.37
AIM Capital Appreciation II	250,697	247,851	3,792	3,799	131	28.95
AIM Capital Development Series I	29,280	49,923	103,555	106,143	5,631	18.85
AIM Capital Development Series II	59,619	17,542	61,681	56,713	3,061	18.53
AIM Global Healthcare	4,202	2,145	19,564	23,342	970	24.06
AIM Global Real Estate	573,937	205,495	1,225,932	1,151,839	52,643	21.88
AIM International Growth I	1,524,560	988,428	1,920,882	2,058,506	61,211	33.63
AIM International Growth II	830,119	447,269	741,296	779,643	23,455	33.24
American Century Balanced	354,698	261,838	1,470,468	1,553,874	211,988	7.33
American Century Inflation Protection I1	66,594	-	66,594	66,673	6,320	10.55
American Century Inflation Protection II1	139,497	87,259	114,794	120,386	11,411	10.55
American Century International	261,371	205,097	1,105,322	1,515,180	127,756	11.86
American Century Large Company Value II1	67,608	63,211	45,342	41,628	3,245	12.83
American Century Ultra I1	25,621	13,698	58,769	70,159	5,774	12.15
American Century Ultra II1	10,919	374	10,544	11,419	947	12.06
American Century Value	363,088	525,699	987,713	943,419	126,294	7.47
Dreyfus Appreciation	101,479	67,498	596,664	727,525	16,218	44.86
Dreyfus Midcap Stock	412,351	367,873	1,461,341	1,400,542	90,241	15.52
Dreyfus Quality Bond	124,204	154,782	568,270	556,753	50,248	11.08
Dreyfus Socially Responsible	63,128	54,454	300,685	343,590	11,265	30.50
Dreyfus Stock Index	3,477,439	4,252,432	836,384	801,487	21,424	37.41
Dreyfus Technology Growth	172,562	157,812	508,072	572,176	52,832	10.83
DWS Balanced VIP A	131,836	142,687	734,233	820,149	33,057	24.81
DWS International VIP A	37,547	22,100	205,900	312,333	20,808	15.01
Federated Capital Income	17,862	17,277	90,236	96,686	10,050	9.62
Federated High Income Bond	55,684	45,620	193,552	192,389	25,686	7.49
Fidelity Asset Manager	1,080,625	1,260,473	6,041,264	6,531,485	394,175	16.57
Fidelity Asset Manager Growth	137,805	191,516	919,972	1,036,471	66,826	15.51
Fidelity Balanced	28,303	39,779	102,213	111,176	7,023	15.83
Fidelity Contrafund	5,629,848	2,132,481	12,517,814	12,501,697	448,090	27.90
Fidelity Equity Income	2,867,759	2,388,065	12,049,277	12,004,691	502,078	23.91
Fidelity Growth	1,794,504	3,130,425	16,404,350	20,023,053	443,773	45.12
Fidelity Growth & Income	409,738	250,703	1,204,878	1,413,978	83,126	17.01
Fidelity Growth Opportunities	112,521	127,016	842,377	1,128,001	50,425	22.37
Fidelity High Income	335,358	456,781	1,563,610	1,394,385	233,175	5.98
Fidelity Index 500	3,397,940	3,450,478	8,639,791	9,291,894	56,651	164.02
Fidelity Investment Grade Bond	500,613	512,113	1,463,522	1,489,632	116,742	12.76
Fidelity Mid-Cap Advisor I1	371,430	304,342	67,087	66,576	1,841	36.16
Fidelity Mid-Cap Advisor II1	937,721	724,287	647,429	670,135	18,808	35.63
Fidelity Money Market Fund	20,071,625	18,862,778	3,449,589	3,449,589	3,449,589	1.00
Fidelity Overseas	902,621	725,625	3,997,861	5,269,801	208,128	25.32
Franklin Flex Cap Growth Securities	14,303	3,185	22,733	24,149	1,899	12.72
Franklin Income Securities Fund Class I1	14,498	-	14,498	14,465	820	17.63
Franklin Income Securities Fund Class II	111,159	23,461	171,788	171,309	9,897	17.31
Franklin Small-Cap Value Fund I1	85,669	62,413	23,256	23,212	1,336	17.38
Franklin Small-Cap Value Fund II1	529,770	309,348	394,609	358,448	20,962	17.10

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2007
	December 31, 2007		Investments			Net Asset
Sub-Account	Purchases	Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Franklin Small- Mid Cap Growth I1	$101,864	$58,261	$43,603	$43,250	1,849	$23.39
Franklin Small-Mid Cap Growth II1	392,665	364,311	773,925	842,101	36,757	22.91
Franklin U.S. Government II1	151,813	123,076	390,259	395,575	31,123	12.71
Ibbotson Growth Class I1	9,665	-	9,665	9,542	945	10.10
ING JP Morgan Emerging Markets Equity I	401,398	204,158	993,441	1,829,949	68,180	26.84
ING Global Resources[1]	1,215,684	827,775	914,415	1,041,422	39,764	26.19
JP Morgan International Equity	77,103	130,120	266,292	301,330	18,892	15.95
JP Morgan Mid-Cap Value	407,442	239,102	885,625	920,446	30,011	30.67
JP Morgan US Large Cap Core Equity	137,612	136,591	573,369	662,340	41,947	15.79
Mutual Shares Securities	1,326,520	1,033,914	1,312,542	1,266,912	62,749	20.19
PIMCO All Asset Portfolio Advisor	2,226	1,609	12,118	12,103	1,031	11.74
PIMCO Commodity Fund Admin	310,883	81,398	319,583	341,054	25,547	13.35
PIMCO Total Return Advisor[1]	92,782	92,782	-	-	-	10.49
Pioneer Bond VCT Class I	257,890	178,107	1,433,017	1,401,806	128,961	10.87
Pioneer Emerging Markets VCT Class I1	108,542	77,146	31,396	30,972	706	43.86
Pioneer Emerging Markets VCT Class II	962,649	652,510	847,985	972,713	22,454	43.32
Pioneer Equity Income VCT Class I1	89,153	89,153	-	-	-	23.76
Pioneer Equity Income VCT Class II	425,868	270,425	199,352	185,228	7,753	23.89
Pioneer Fund VCT Class I	687,794	879,377	4,290,706	5,041,297	196,007	25.72
Pioneer Growth Opportunities VCT Class I	2,113,706	1,540,681	7,442,500	7,756,928	345,675	22.44
Pioneer High Yield VCT Class II	23,589	2,517	30,342	29,780	2,697	11.04
Pioneer Mid-Cap Value VCT Class I	582,661	424,469	2,608,081	2,445,511	127,237	19.22
Pioneer Real Estate VCT Class I1	4,746	-	4,746	4,599	196	23.49
Pioneer Real Estate VCT Class II	358,292	340,027	288,260	221,486	9,445	23.45
Pioneer Small-Cap Value VCT Class I	459,832	354,794	1,379,720	1,133,157	87,368	12.97
Pioneer Small-Cap Value VCT Class II	136,950	162,033	224,244	183,939	14,348	12.82
Pioneer Strategic Income VCT Class I1	89,308	89,308	-	-	-	10.83
Pioneer Strategic Income VCT Class II	249,174	245,135	34,052	34,026	3,142	10.83
Templeton Developing Markets II1	476,899	303,401	927,898	1,123,437	70,215	16.00
Templeton Global Income Securities I1	4,850	-	4,850	4,899	288	17.00
Templeton Global Income Securities II	102,952	25,322	103,915	108,103	6,465	16.72
Templeton Growth Securities I1	14,562	-	14,562	14,433	920	15.68
Templeton Growth Securities II1	387,467	396,186	474,979	459,062	29,732	15.44
VanGuard Total Stock Market Index[1]	9,671	-	9,671	9,473	305	31.09
Wanger U.S. Smaller Companies	536,842	241,807	919,285	972,494	26,820	36.26

  1  Reference Note 1 for name changes, reorganizations and commencement dates.

  2  Net asset values represent the amounts published by the underlying mutual funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units outstanding for the years ended December 31, 2007 and 2006 were as follows:

	2007			2006
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Premier Variable Universal Life
AIM Capital Appreciation I2	21,450	(23,336)	(1,886)	160,296	(20,588)	139,708
AIM Capital Appreciation II	309	(108)	201	171	(127)	44
AIM Capital Development Series I	1,011	(3,100)	(2,089)	5,416	(11,743)	(6,327)
AIM Capital Development Series II2	4,638	(1,730)	2,908	6,403	(4,461)	1,942
AIM Global Healthcare[9]	279	(169)	110	559	(1,732)	(1,173)
AIM Global Real Estate[4]	8,929	(11,989)	(3,060)	16,571	(21,398)	(4,827)
AIM International Growth I	49,757	(48,000)	1,757	44,733	(60,618)	(15,885)
AIM International Growth II3	43,697	(18,886)	24,811	89,142	(55,927)	33,215
American Century Balanced	15,152	(16,916)	(1,764)	18,837	(18,027)	810
American Century Inflation Protection II1	13,159	(8,352)	4,807	5,951	(1,302)	4,649
American Century International	12,809	(14,121)	(1,312)	14,118	(13,931)	187
American Century Large Company Value II1	4,899	(4,851)	48	3,346	(586)	2,760
American Century Ultra I1	1,899	(1,092)	807	1,447	(839)	608
American Century Ultra II1	970	(33)	937	-	-	-
American Century Value	15,675	(35,610)	(19,935)	18,579	(90,869)	(72,290)
Dreyfus Appreciation	7,881	(6,951)	930	10,368	(12,940)	(2,572)
Dreyfus Midcap Stock	13,977	(26,778)	(12,801)	27,383	(38,703)	(11,320)
Dreyfus Quality Bond	6,747	(10,234)	(3,487)	9,841	(13,055)	(3,214)
Dreyfus Socially Responsible	8,286	(8,177)	109	8,602	(12,951)	(4,349)
Dreyfus Stock Index	208,967	(264,515)	(55,548)	187,872	(125,746)	62,126
Dreyfus Technology Growth	37,940	(37,300)	640	39,162	(31,665)	7,497
DWS Balanced VIP A5	9,304	(14,159)	(4,855)	11,888	(18,683)	(6,795)
DWS International VIP A6	2,751	(3,120)	(369)	3,805	(4,120)	(315)
Federated Capital Income	1,325	(1,862)	(537)	1,702	(3,689)	(1,987)
Federated High Income Bond	2,781	(3,050)	(269)	3,978	(4,128)	(150)
Fidelity Asset Manager	3,656	(2,837)	819	3,406	(8,112)	(4,706)
Fidelity Asset Manager Growth	2,134	(1,725)	409	2,646	(8,128)	(5,482)
Fidelity Balanced	1,188	(2,728)	(1,540)	2,078	(2,909)	(831)
Fidelity Contrafund	65,293	(69,449)	(4,156)	81,813	(68,856)	12,957
Fidelity Equity Income	16,731	(17,732)	(1,001)	20,559	(33,131)	(12,572)
Fidelity Growth	40,236	(53,142)	(12,906)	55,474	(81,908)	(26,434)
Fidelity Growth & Income	18,965	(17,547)	1,418	16,536	(17,965)	(1,429)
Fidelity Growth Opportunities	8,664	(11,795)	(3,131)	12,589	(23,366)	(10,777)
Fidelity High Income	2,242	(2,711)	(469)	2,671	(5,379)	(2,708)
Fidelity Index 500	15,487	(18,121)	(2,634)	20,807	(51,767)	(30,960)
Fidelity Investment Grade Bond	156	(963)	(807)	215	(708)	(493)
Fidelity Mid-Cap Advisor II1	28,434	(18,703)	9,731	33,725	(7,919)	25,806
Fidelity Money Market Fund	912,431	(856,217)	56,214	784,009	(868,308)	(84,299)
Fidelity Overseas	2,215	(2,820)	(605)	3,508	(9,690)	(6,182)
Franklin Flex Cap Growth Securities	726	(275)	451	1,117	(180)	937
Franklin Income Securities Fund Class II	8,164	(2,028)	6,136	4,191	(786)	3,405
Franklin Small-Cap Value Fund II1	25,647	(11,406)	14,241	15,049	(4,079)	10,970
Franklin Small-Mid Cap Growth II1	19,170	(30,968)	(11,798)	45,845	(40,919)	4,926
Franklin U.S. Government II1	9,453	(8,100)	1,353	8,665	(15,396)	(6,731)

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2007			2006
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Premier Variable Universal Life (Continued)
ING JP Morgan Emerging Markets Equity I	509	(858)	(349)	671	(1,673)	(1,002)
ING Global Resources[1]	377	(341)	36	384	(511)	(127)
JP Morgan International Equity	3,387	(8,028)	(4,641)	11,503	(6,655)	4,848
JP Morgan Mid-Cap Value	18,255	(15,177)	3,078	14,080	(32,561)	(18,481)
JP Morgan US Large Cap Core Equity	13,181	(17,248)	(4,067)	12,238	(14,375)	(2,137)
Mutual Shares Securities	79,153	(70,092)	9,061	67,877	(11,026)	56,851
PIMCO All Asset Portfolio Advisor	121	(137)	(16)	1,070	(18)	1,052
PIMCO Commodity Fund Admin	22,614	(7,111)	15,503	7,440	(3,636)	3,804
Pioneer Bond VCT Class I	10,183	(9,322)	861	11,387	(16,180)	(4,793)
Pioneer Emerging Markets VCT Class II	33,470	(28,614)	4,856	36,187	(7,875)	28,312
Pioneer Equity Income VCT Class II	12,163	(1,672)	10,491	2,207	(793)	1,414
Pioneer Fund VCT Class I	33,239	(43,758)	(10,519)	41,494	(69,927)	(28,433)
Pioneer Growth Opportunities VCT Class I	40,320	(82,004)	(41,684)	61,245	(113,184)	(51,939)
Pioneer High Yield VCT Class II	1,897	(214)	1,683	948	(108)	840
Pioneer Mid-Cap Value VCT Class I	9,087	(12,598)	(3,511)	20,179	(28,134)	(7,955)
Pioneer Real Estate VCT Class II7	21,793	(23,077)	(1,284)	26,439	(2,553)	23,886
Pioneer Small-Cap Value VCT Class I8	5,636	(17,160)	(11,524)	7,680	(21,590)	(13,910)
Pioneer Small-Cap Value VCT Class II	5,936	(10,367)	(4,431)	18,027	(2,628)	15,399
Pioneer Strategic Income VCT Class II	537	(310)	227	1,363	(594)	769
Templeton Developing Markets II1	14,729	(22,060)	(7,331)	21,900	(42,180)	(20,280)
Templeton Global Income Securities II	8,757	(2,266)	6,491	3,500	(1,346)	2,154
Templeton Growth Securities II1	21,925	(27,014)	(5,089)	31,980	(12,649)	19,331
Wanger U.S. Smaller Companies	20,896	(16,044)	4,852	11,993	(19,757)	(7,764)
Enhanced Variable Universal Life
Fidelity Asset Manager	1,517	(4,081)	(2,564)	2,158	(5,443)	(3,285)
Fidelity Asset Manager Growth	285	(729)	(444)	309	(686)	(377)
Fidelity Contrafund	1,605	(3,256)	(1,651)	2,415	(3,931)	(1,516)
Fidelity Equity Income	2,433	(4,595)	(2,162)	3,110	(4,709)	(1,599)
Fidelity Growth	2,307	(5,754)	(3,447)	3,696	(8,594)	(4,898)
Fidelity High Income	1,058	(2,122)	(1,064)	1,123	(1,868)	(745)
Fidelity Index 500	7,607	(11,412)	(3,805)	8,702	(8,995)	(293)
Fidelity Investment Grade Bond	1,947	(2,105)	(158)	2,003	(1,417)	586
Fidelity Money Market Fund	32,902	(30,829)	2,073	27,899	(34,062)	(6,163)
Fidelity Overseas	1,069	(2,906)	(1,837)	2,276	(3,297)	(1,021)
ING JP Morgan Emerging Markets Equity I	1,538	(1,997)	(459)	1,457	(1,267)	190
ING Global Resources[1]	1,121	(800)	321	884	(604)	280
Pioneer Bond VCT Class I	239	(108)	131	246	(242)	4
Pioneer Fund VCT Class I	782	(2,309)	(1,527)	1,613	(2,720)	(1,107)
Pioneer Growth Opportunities VCT Class I	1,180	(3,158)	(1,978)	1,705	(4,264)	(2,559)
Pioneer Mid-Cap Value VCT Class I	468	(552)	(84)	270	(358)	(88)
Symetra Complete & Complete Advisor
AIM Capital Appreciation II	2,291	(2,291)	-	-	-	-
AIM International Growth I	2,222	(1,280)	942	-	-	-
AIM International Growth II3	2,216	(2,216)	-	-	-	-
American Century Inflation Protection I1	668	-	668	-	-	-
Fidelity Contrafund	2,464	(19)	2,445	-	-	-

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2007			2006
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Symetra Complete & Complete Advisor (Continued)
Fidelity Mid-Cap Advisor I1	3,716	(3,052)	664	-	-	-
Fidelity Mid-Cap Advisor II1	4,065	(4,065)	-	-	-	-
Fidelity Money Market Fund	23,865	(23,865)	-	-	-	-
Franklin Flex Cap Growth Securities	41	-	41	-	-	-
Franklin Income Securities Fund Class I1	145	-	145	-	-	-
Franklin Small-Cap Value Fund I1	863	(632)	231	-	-	-
Franklin Small-Cap Value Fund II1	1,459	(1,459)	-	-	-	-
Franklin Small- Mid Cap Growth I	1,017	(586)	431	-	-	-
Franklin Small-Mid Cap Growth II1	1,304	(1,304)	-	-	-	-
Ibbotson Growth Class I1	96	-	96	-	-	-
PIMCO Commodity Fund Admin	291	-	291	-	-	-
PIMCO Total Return Advisor[1]	933	(933)	-	-	-	-
Pioneer Emerging Markets VCT Class I1	1,076	(772)	304	-	-	-
Pioneer Emerging Markets VCT Class II	1,058	(1,058)	-	-	-	-
Pioneer Equity Income VCT Class I1	895	(895)	-	-	-	-
Pioneer Equity Income VCT Class II	2,271	(2,271)	-	-	-	-
Pioneer Real Estate VCTClass I1	49	-	49	-	-	-
Pioneer Real Estate VCT Class II7	586	(586)	-	-	-	-
Pioneer Small-Cap Value VCT Class I8	48	-	48	-	-	-
Pioneer Strategic Income VCT Class I1	889	(889)	-	-	-	-
Pioneer Strategic Income VCT Class II	2,296	(2,296)	-	-	-	-
Templeton Global Income Securities I1	49	-	49	-	-	-
Templeton Growth Securities I1	146	-	146	-	-	-
VanGuard Total Stock Market Index[1]	95	-	95	-	-	-

  1  Reference Note 1 for name changes, reorganizations and commencement dates occurring in 2007.

  2  AIM Growth and AIM Aggressive Growth were reorganized into AIM Capital Appreciation I effective April 28, 2006.

  3  The commencement date was March 14, 2006. The 2006 activity is from such date through December 31, 2006, where applicable.

  4  AIM Global Real Estate was known as AIM Real Estate Fund prior to July 3, 2006.

  5  DWS Balanced VIP A was known as Scudder Total Return prior to February 6, 2006.

  6  DWS International VIP A was known as Scudder International A prior to February 6, 2006.

  7  The commencement date was April 28, 2006. The 2006 activity is from such date through December 31, 2006, where applicable

  8  Pioneer Small-Cap Value VCT Class I was known as Pioneer Small-Cap Value II VCT Class 1 prior to May 24, 2006.

  9  AIM Global Healthcare was known as AIM Health Sciences prior to January 1, 2006.

6.  ACCUMULATION UNIT VALUES

A summary of Unit values and Units outstanding for sub-accounts by variable annuity contracts, net investment income ratios and the expense ratios, excluding expenses of the underlying funds, for each of the five years ended December 31, 2007 follows.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
AIM Capital Appreciation I2
Premier Variable Universal Life
2007	$11.039	137,822	$1,521,435	0.00%	0.70%	11.23%
2006	9.925	139,708	1,386,568	0.06%	0.70%	(0.75%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
AIM Capital Appreciation II
Premier Variable Universal Life
2007	$13.713	277	$3,799	0.00%	0.70%	10.95%
2006	12.359	76	943	0.00%	0.70%	5.32%
2005	11.735	32	368	0.00%	0.70%	16.06%
Symetra Complete & Complete Advisor
2007	111.733	-	-	0.00%	0.75%	11.73%
AIM Capital Development Series I
Premier Variable Universal Life
2007	20.544	5,166	106,143	0.00%	0.70%	10.07%
2006	18.665	7,255	135,417	0.00%	0.70%	15.71%
2005	16.131	13,582	219,091	0.00%	0.70%	8.85%
2004	14.820	2,664	39,478	0.00%	0.70%	14.69%
2003	12.922	217	2,806	0.00%	0.70%	29.22%
AIM Capital Development Series II2
Premier Variable Universal Life
2007	11.692	4,850	56,713	0.00%	0.70%	9.77%
2006	10.651	1,942	20,690	0.00%	0.70%	6.51%
AIM Global Healthcare[2]
Premier Variable Universal Life
2007	15.852	1,473	23,342	0.00%	0.70%	11.07%
2006	14.272	1,363	19,447	0.00%	0.70%	4.50%
2005	13.657	2,536	34,638	0.00%	0.70%	7.40%
2004	12.716	2,256	28,691	0.00%	0.70%	6.81%
2003	11.905	450	5,366	0.00%	0.70%	19.05%
AIM Global Real Estate[2]
Premier Variable Universal Life
2007	33.701	34,177	1,151,839	5.38%	0.70%	(6.20%)
2006	35.929	37,237	1,337,901	1.03%	0.70%	41.61%
2005	25.372	42,064	1,067,241	1.00%	0.70%	13.44%
2004	22.366	60,598	1,355,321	0.85%	0.70%	35.63%
2003	16.491	74,141	1,222,597	1.73%	0.70%	37.86%
AIM International Growth I
Premier Variable Universal Life
2007	26.980	72,863	1,965,828	0.44%	0.70%	13.92%
2006	23.684	71,106	1,684,092	0.83%	0.70%	27.34%
2005	18.599	86,991	1,617,920	1.02%	0.70%	17.11%
2004	15.882	6,824	108,381	1.35%	0.70%	23.14%
2003	12.897	110	1,420	2.07%	0.70%	28.97%
Symetra Complete & Complete Advisor
2007	98.346	942	92,678	0.36%	0.75%	(1.65%)
AIM International Growth II2
Premier Variable Universal Life
2007	13.436	58,026	779,643	0.52%	0.70%	13.64%
2006	11.823	33,215	392,697	1.58%	0.70%	18.23%
Symetra Complete & Complete Advisor
2007	114.447	-	-	0.00%	0.75%	14.45%
American Century Balanced
Premier Variable Universal Life
2007	16.364	94,955	1,553,874	2.03%	0.70%	4.20%
2006	15.705	96,719	1,518,940	1.89%	0.70%	8.86%
2005	14.427	95,909	1,383,662	1.65%	0.70%	4.20%
2004	13.845	78,432	1,085,874	1.50%	0.70%	9.02%
2003	12.700	64,307	816,722	2.24%	0.70%	18.63%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
American Century Inflation Protection I1
Symetra Complete & Complete Advisor
2007	$99.777	668	$66,673	0.01%	0.75%	(0.22%)
American Century Inflation Protection II1
Premier Variable Universal Life
2007	10.960	10,987	120,386	4.41%	0.70%	8.77%
2006	10.076	6,180	62,271	3.16%	0.70%	0.86%
2005	9.990	1,531	15,295	3.24%	0.70%	(0.10%)
American Century International
Premier Variable Universal Life
2007	21.211	71,433	1,515,180	0.66%	0.70%	17.23%
2006	18.094	72,745	1,316,248	1.56%	0.70%	24.16%
2005	14.573	72,558	1,057,423	1.17%	0.70%	12.46%
2004	12.958	74,204	961,528	0.55%	0.70%	14.12%
2003	11.355	70,528	800,821	0.71%	0.70%	23.65%
American Century Large Company Value II1
Premier Variable Universal Life
2007	12.741	3,266	41,628	0.55%	0.70%	(2.04%)
2006	13.006	3,218	41,860	0.01%	0.70%	18.95%
2005	10.934	458	5,012	2.68%	0.70%	7.99%
American Century Ultra I1
Premier Variable Universal Life
2007	15.292	4,588	70,159	0.00%	0.70%	20.17%
2006	12.725	3,781	48,112	0.00%	0.70%	(3.95%)
2005	13.248	3,173	42,040	0.00%	0.70%	1.46%
2004	13.058	4,220	55,103	0.00%	0.70%	9.90%
2003	11.882	343	4,080	0.00%	0.70%	18.82%
American Century Ultra II1
Premier Variable Universal Life
2007	12.188	937	11,419	0.00%	0.70%	21.88%
American Century Value
Premier Variable Universal Life
2007	14.709	64,136	943,419	1.72%	0.70%	(5.81%)
2006	15.616	84,071	1,312,846	1.77%	0.70%	17.83%
2005	13.253	156,361	2,072,249	0.41%	0.70%	4.31%
2004	12.706	50,381	640,195	0.98%	0.70%	13.53%
2003	11.192	47,908	536,153	1.07%	0.70%	28.06%
Dreyfus Appreciation
Premier Variable Universal Life
2007	11.781	61,755	727,525	1.52%	0.70%	6.38%
2006	11.074	60,825	673,598	1.57%	0.70%	15.67%
2005	9.574	63,397	606,991	0.02%	0.70%	3.65%
2004	9.237	88,273	815,385	1.67%	0.70%	4.31%
2003	8.855	95,555	846,173	1.26%	0.70%	20.33%
Dreyfus Midcap Stock
Premier Variable Universal Life
2007	14.732	95,067	1,400,542	0.42%	0.70%	0.79%
2006	14.617	107,868	1,576,743	0.38%	0.70%	7.00%
2005	13.661	119,188	1,628,224	0.03%	0.70%	8.41%
2004	12.601	120,677	1,520,637	0.41%	0.70%	13.68%
2003	11.085	120,154	1,331,920	0.29%	0.70%	30.80%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Dreyfus Quality Bond
Premier Variable Universal Life
2007	$14.382	38,711	$556,753	4.83%	0.70%	2.82%
2006	13.988	42,198	590,275	4.58%	0.70%	3.51%
2005	13.514	45,412	613,708	3.60%	0.70%	1.76%
2004	13.280	46,616	619,038	4.12%	0.70%	2.65%
2003	12.937	42,113	544,825	3.96%	0.70%	4.21%
Dreyfus Socially Responsible
Premier Variable Universal Life
2007	7.567	45,408	343,590	0.53%	0.70%	7.03%
2006	7.070	45,299	320,253	0.11%	0.70%	8.45%
2005	6.519	49,648	323,681	0.00%	0.70%	2.89%
2004	6.336	51,201	324,423	0.42%	0.70%	5.46%
2003	6.008	47,844	287,410	0.13%	0.70%	25.13%
Dreyfus Stock Index
Premier Variable Universal Life
2007	16.504	48,564	801,487	1.01%	0.70%	4.26%
2006	15.830	104,112	1,648,104	1.39%	0.70%	14.40%
2005	13.837	41,986	580,950	1.23%	0.70%	3.71%
2004	13.342	80,663	1,076,215	1.17%	0.70%	9.58%
2003	12.176	5,190	63,193	0.98%	0.70%	21.76%
Dreyfus Technology Growth
Premier Variable Universal Life
2007	4.759	120,233	572,176	0.00%	0.70%	13.92%
2006	4.177	119,593	499,585	0.00%	0.70%	3.57%
2005	4.033	112,096	452,058	0.00%	0.70%	3.07%
2004	3.913	114,608	448,456	0.00%	0.70%	(0.23%)
2003	3.922	101,868	399,570	0.00%	0.70%	49.87%
DWS Balanced VIP A2
Premier Variable Universal Life
2007	11.295	72,614	820,149	3.27%	0.70%	4.11%
2006	10.849	77,469	840,463	2.54%	0.70%	9.48%
2005	9.910	84,264	835,050	2.92%	0.70%	3.39%
2004	9.585	91,406	876,099	1.67%	0.70%	5.74%
2003	9.065	87,050	789,034	2.32%	0.70%	17.12%
DWS International VIP A2
Premier Variable Universal Life
2007	11.623	26,873	312,333	2.37%	0.70%	13.79%
2006	10.215	27,242	278,272	1.87%	0.70%	25.05%
2005	8.169	27,557	225,129	1.57%	0.70%	15.35%
2004	7.082	27,805	196,908	1.27%	0.70%	15.72%
2003	6.120	27,185	166,374	0.76%	0.70%	26.86%
Federated Capital Income
Premier Variable Universal Life
2007	9.879	9,787	96,686	4.96%	0.70%	3.31%
2006	9.563	10,324	98,726	6.03%	0.70%	14.84%
2005	8.327	12,311	102,522	4.88%	0.70%	5.54%
2004	7.890	12,938	102,086	4.46%	0.70%	9.16%
2003	7.228	12,673	91,608	5.54%	0.70%	19.83%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Federated High Income Bond
Premier Variable Universal Life
2007	$14.533	13,237	$192,389	7.77%	0.70%	2.70%
2006	14.151	13,506	191,120	8.33%	0.70%	10.04%
2005	12.860	13,656	175,621	7.18%	0.70%	1.94%
2004	12.615	11,824	149,168	9.41%	0.70%	9.69%
2003	11.501	20,490	235,659	6.55%	0.70%	21.36%
Fidelity Asset Manager
Premier Variable Universal Life
2007	16.809	23,255	390,872	6.14%	0.70%	14.70%
2006	14.655	22,436	328,802	2.81%	0.70%	6.57%
2005	13.752	27,142	373,249	3.04%	0.70%	3.32%
2004	13.310	34,271	456,140	2.53%	0.70%	4.74%
2003	12.708	38,820	493,343	3.31%	0.70%	17.15%
Enhanced Variable Universal Life
2007	318.920	19,254	6,140,613	6.06%	0.90%	14.46%
2006	278.621	21,818	6,079,100	2.74%	0.90%	6.36%
2005	261.965	25,103	6,576,040	2.76%	0.90%	3.12%
2004	254.051	28,128	7,145,911	2.76%	0.90%	4.52%
2003	243.060	30,428	7,395,879	3.80%	0.90%	16.92%
Fidelity Asset Manager Growth
Premier Variable Universal Life
2007	15.778	21,068	332,423	4.21%	0.70%	18.13%
2006	13.357	20,659	275,929	2.12%	0.70%	6.24%
2005	12.572	26,141	328,636	2.32%	0.70%	3.17%
2004	12.186	26,747	325,927	2.20%	0.70%	5.24%
2003	11.579	25,832	299,109	2.79%	0.70%	22.48%
Enhanced Variable Universal Life
2007	249.311	2,824	704,048	4.06%	0.90%	17.90%
2006	211.467	3,268	691,147	2.06%	0.90%	6.03%
2005	199.439	3,645	726,900	2.57%	0.90%	2.96%
2004	193.702	4,436	859,202	2.28%	0.90%	5.03%
2003	184.424	4,512	832,189	2.98%	0.90%	22.23%
Fidelity Balanced
Premier Variable Universal Life
2007	16.681	6,665	111,176	3.58%	0.70%	8.28%
2006	15.406	8,205	126,401	2.02%	0.70%	10.93%
2005	13.888	9,036	125,489	2.61%	0.70%	5.03%
2004	13.223	10,193	134,776	2.10%	0.70%	4.74%
2003	12.625	11,643	146,999	2.73%	0.70%	16.91%
Fidelity Contrafund
Premier Variable Universal Life
2007	26.184	182,141	4,769,214	0.97%	0.70%	16.77%
2006	22.424	186,297	4,177,560	1.31%	0.70%	10.94%
2005	20.213	173,340	3,503,681	0.24%	0.70%	16.13%
2004	17.406	135,541	2,359,252	0.30%	0.70%	14.67%
2003	15.179	113,897	1,728,886	0.44%	0.70%	27.57%
Enhanced Variable Universal Life
2007	441.487	16,864	7,444,903	0.91%	0.90%	16.53%
2006	378.851	18,515	7,014,368	1.28%	0.90%	10.72%
2005	342.174	20,031	6,853,926	0.30%	0.90%	15.89%
2004	295.251	21,943	6,478,597	0.34%	0.90%	14.44%
2003	257.997	22,994	5,932,456	0.47%	0.90%	27.31%
Symetra Complete & Complete Advisor
2007	117.592	2,445	287,580	0.87%	0.75%	17.59%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Fidelity Equity Income
Premier Variable Universal Life
2007	$19.009	96,282	$1,830,234	1.82%	0.70%	0.82%
2006	18.855	97,283	1,834,252	3.33%	0.70%	19.36%
2005	15.797	109,855	1,735,354	1.95%	0.70%	5.13%
2004	15.026	143,247	2,152,425	1.45%	0.70%	10.75%
2003	13.568	134,492	1,824,734	1.38%	0.70%	29.42%
Enhanced Variable Universal Life
2007	516.906	19,683	10,174,457	1.72%	0.90%	0.62%
2006	513.741	21,845	11,222,852	3.35%	0.90%	19.12%
2005	431.280	23,444	10,111,090	1.63%	0.90%	4.92%
2004	411.057	25,536	10,496,781	1.54%	0.90%	10.53%
2003	371.902	25,694	9,555,692	1.84%	0.90%	29.16%
Fidelity Growth
Premier Variable Universal Life
2007	18.943	286,534	5,427,863	0.82%	0.70%	26.08%
2006	15.025	299,440	4,499,190	0.39%	0.70%	6.11%
2005	14.160	325,874	4,614,531	0.54%	0.70%	5.06%
2004	13.478	392,594	5,291,415	0.25%	0.70%	2.66%
2003	13.129	370,692	4,866,965	0.25%	0.70%	31.92%
Enhanced Variable Universal Life
2007	457.896	31,874	14,595,190	0.82%	0.90%	25.82%
2006	363.926	35,321	12,854,148	0.40%	0.90%	5.90%
2005	343.665	40,219	13,821,736	0.52%	0.90%	4.85%
2004	327.756	46,099	15,109,226	0.27%	0.90%	2.45%
2003	319.919	49,394	15,801,940	0.28%	0.90%	31.66%
Fidelity Growth & Income
Premier Variable Universal Life
2007	18.231	77,561	1,413,978	1.79%	0.70%	11.34%
2006	16.374	76,143	1,246,768	0.90%	0.70%	12.39%
2005	14.569	77,572	1,130,140	1.82%	0.70%	6.89%
2004	13.630	111,543	1,520,365	0.89%	0.70%	5.06%
2003	12.974	116,264	1,508,437	0.88%	0.70%	22.91%
Fidelity Growth Opportunities
Premier Variable Universal Life
2007	14.244	79,189	1,128,001	0.00%	0.70%	22.32%
2006	11.645	82,320	958,644	0.73%	0.70%	4.72%
2005	11.120	93,097	1,035,252	0.95%	0.70%	8.13%
2004	10.284	100,559	1,034,111	0.52%	0.70%	6.45%
2003	9.661	97,186	938,943	0.74%	0.70%	28.97%
Fidelity High Income
Premier Variable Universal Life
2007	11.397	24,006	273,584	8.24%	0.70%	2.07%
2006	11.166	24,475	273,288	7.26%	0.70%	10.47%
2005	10.108	27,183	274,775	14.84%	0.70%	1.99%
2004	9.911	28,353	281,022	7.48%	0.70%	8.83%
2003	9.107	25,382	231,170	7.55%	0.70%	26.36%
Enhanced Variable Universal Life
2007	182.067	6,156	1,120,801	7.68%	0.90%	1.86%
2006	178.742	7,220	1,290,568	7.56%	0.90%	10.24%
2005	162.135	7,965	1,291,415	14.81%	0.90%	1.78%
2004	159.294	8,495	1,353,270	8.33%	0.90%	8.61%
2003	146.667	9,560	1,402,092	8.62%	0.90%	26.13%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Fidelity Index 500
Premier Variable Universal Life
2007	$17.486	189,535	$3,314,287	3.59%	0.70%	4.70%
2006	16.701	192,169	3,209,479	1.77%	0.70%	14.93%
2005	14.532	223,129	3,242,589	1.81%	0.70%	4.09%
2004	13.961	242,604	3,386,912	1.29%	0.70%	9.84%
2003	12.710	245,481	3,120,026	1.50%	0.70%	27.52%
Enhanced Variable Universal Life
2007	364.521	16,398	5,977,607	3.59%	0.90%	4.49%
2006	348.859	20,203	7,048,196	1.81%	0.90%	14.70%
2005	304.162	20,496	6,233,981	1.94%	0.90%	3.89%
2004	292.780	25,840	7,565,587	1.35%	0.90%	9.62%
2003	267.083	23,890	6,380,675	1.46%	0.90%	27.26%
Fidelity Investment Grade Bond
Premier Variable Universal Life
2007	16.580	1,746	28,942	4.62%	0.70%	3.62%
2006	16.001	2,553	40,855	4.11%	0.70%	3.62%
2005	15.442	3,046	47,040	3.43%	0.70%	1.48%
2004	15.217	4,033	61,372	4.18%	0.70%	3.73%
2003	14.670	4,204	61,681	3.80%	0.70%	4.47%
Enhanced Variable Universal Life
2007	228.118	6,403	1,460,690	4.19%	0.90%	3.41%
2006	220.601	6,561	1,447,264	3.72%	0.90%	3.42%
2005	213.313	5,975	1,274,473	3.38%	0.90%	1.28%
2004	210.619	6,026	1,269,284	4.27%	0.90%	3.52%
2003	203.463	7,056	1,435,544	3.94%	0.90%	4.26%
Fidelity Mid-Cap Advisor I1
Symetra Complete & Complete Advisor
2007	100.271	664	66,576	0.27%	0.75%	0.27%
Fidelity Mid-Cap Advisor II1
Premier Variable Universal Life
2007	15.649	42,824	670,135	0.54%	0.70%	14.53%
2006	13.663	33,093	452,162	0.07%	0.70%	11.62%
2005	12.241	7,287	89,201	0.00%	0.70%	21.85%
Symetra Complete & Complete Advisor
2007	115.338	-	-	0.00%	0.75%	15.34%
Fidelity Money Market Fund
Premier Variable Universal Life
2007	13.646	155,612	2,123,169	5.07%	0.70%	4.48%
2006	13.060	99,398	1,298,099	4.76%	0.70%	4.15%
2005	12.540	183,697	2,303,621	3.01%	0.70%	2.31%
2004	12.257	106,835	1,309,436	1.18%	0.70%	0.51%
2003	12.195	208,747	2,545,764	1.00%	0.70%	0.29%
Enhanced Variable Universal Life
2007	165.769	8,003	1,326,420	5.07%	0.90%	4.27%
2006	158.977	5,930	942,644	4.74%	0.90%	3.94%
2005	152.952	12,093	1,849,603	2.99%	0.90%	2.11%
2004	149.790	9,000	1,348,177	1.19%	0.90%	0.30%
2003	149.341	15,181	2,267,184	1.01%	0.90%	0.09%
Symetra Complete & Complete Advisor
2007	105.220	-	-	3.37%	0.75%	5.22%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Fidelity Overseas
Premier Variable Universal Life
2007	$20.584	26,445	$544,368	3.31%	0.70%	16.49%
2006	17.671	27,050	477,987	0.90%	0.70%	17.26%
2005	15.070	33,232	500,805	0.63%	0.70%	18.22%
2004	12.747	33,400	425,762	1.16%	0.70%	12.84%
2003	11.297	36,201	408,946	0.76%	0.70%	42.37%
Enhanced Variable Universal Life
2007	334.300	14,135	4,725,433	3.27%	0.90%	16.26%
2006	287.556	15,972	4,592,831	0.86%	0.90%	17.02%
2005	245.722	16,993	4,175,494	0.66%	0.90%	17.98%
2004	208.269	19,200	3,998,711	1.15%	0.90%	12.62%
2003	184.938	20,278	3,750,082	0.87%	0.90%	42.09%
Franklin Flex Cap Growth Securities
Premier Variable Universal Life
2007	13.395	1,449	19,417	0.12%	0.70%	13.52%
2006	11.800	998	11,777	0.02%	0.70%	4.47%
2005	11.295	61	689	0.14%	0.70%	12.23%
Symetra Complete & Complete Advisor
2007	114.322	41	4,732	0.00%	0.75%	14.32%
Franklin Income Securities Fund Class I1
Symetra Complete & Complete Advisor
2007	100.000	145	14,465	0.00%	0.75%	0.00%
Franklin Income Securities Fund Class II
Premier Variable Universal Life
2007	12.746	13,440	171,309	3.34%	0.70%	3.03%
2006	12.371	7,304	90,362	3.41%	0.70%	17.42%
2005	10.536	3,899	41,081	0.89%	0.70%	4.60%
Franklin Small-Cap Value Fund I1
Symetra Complete & Complete Advisor
2007	100.695	231	23,212	0.00%	0.75%	0.70%
Franklin Small-Cap Value Fund II1
Premier Variable Universal Life
2007	12.917	27,751	358,448	0.62%	0.70%	(3.06%)
2006	13.325	13,510	180,016	0.66%	0.70%	16.17%
2005	11.470	2,540	29,133	0.24%	0.70%	14.01%
Symetra Complete & Complete Advisor
2007	97.621	-	-	0.86%	0.75%	(2.38%)
Franklin Small-Mid Cap Growth I1
Symetra Complete & Complete Advisor
2007	100.300	431	43,250	0.00%	0.75%	0.30%
Franklin Small-Mid Cap Growth II1
Premier Variable Universal Life
2007	9.474	88,885	842,101	0.00%	0.70%	10.46%
2006	8.577	100,683	863,541	0.00%	0.70%	7.94%
2005	7.946	95,757	760,896	0.00%	0.70%	4.06%
2004	7.636	104,474	797,783	0.00%	0.70%	10.70%
2003	6.898	108,449	748,120	0.00%	0.70%	36.27%
Symetra Complete & Complete Advisor
2007	111.241	-	-	0.00%	0.75%	11.24%
Franklin U.S. Government II1
Premier Variable Universal Life
2007	14.713	26,885	395,575	4.75%	0.70%	5.86%
2006	13.899	25,532	354,875	4.25%	0.70%	3.29%
2005	13.456	32,263	434,123	4.34%	0.70%	1.69%
2004	13.232	25,352	335,453	4.96%	0.70%	2.75%
2003	12.878	23,824	306,799	5.62%	0.70%	1.50%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Ibbotson Growth Class I1
Symetra Complete & Complete Advisor
2007	$98.923	96	$9,542	0.00%	0.75%	(1.08%)
ING JP Morgan Emerging Markets Equity I
Premier Variable Universal Life
2007	33.010	8,332	275,037	1.19%	0.70%	37.83%
2006	23.949	8,681	207,904	0.63%	0.70%	35.23%
2005	17.710	9,683	171,476	0.73%	0.70%	33.92%
2004	13.224	9,638	127,451	0.78%	0.70%	20.86%
2003	10.942	13,073	143,041	0.00%	0.70%	46.18%
Enhanced Variable Universal Life
2007	273.737	5,680	1,554,912	1.17%	0.90%	37.56%
2006	198.999	6,139	1,221,602	0.65%	0.90%	34.96%
2005	147.446	5,949	877,180	0.73%	0.90%	33.65%
2004	110.319	6,564	724,188	0.85%	0.90%	20.62%
2003	91.462	6,972	637,619	0.00%	0.90%	45.89%
ING Global Resources[1]
Premier Variable Universal Life
2007	26.371	5,518	145,531	0.16%	0.70%	32.07%
2006	19.967	5,482	109,450	0.00%	0.70%	20.89%
2005	16.517	5,609	92,650	0.04%	0.70%	41.86%
2004	11.643	5,254	61,175	0.84%	0.70%	11.88%
2003	10.407	4,611	47,991	0.00%	0.70%	29.62%
Enhanced Variable Universal Life
2007	339.507	2,639	895,891	0.15%	0.90%	31.81%
2006	257.569	2,318	596,922	0.00%	0.90%	20.64%
2005	213.496	2,038	435,112	0.04%	0.90%	41.58%
2004	150.798	1,533	231,200	1.01%	0.90%	11.65%
2003	135.060	1,517	204,829	0.00%	0.90%	29.36%
JP Morgan International Equity
Premier Variable Universal Life
2007	22.681	13,285	301,330	1.06%	0.70%	8.57%
2006	20.891	17,926	374,504	1.10%	0.70%	21.19%
2005	17.238	13,078	225,445	0.81%	0.70%	9.92%
2004	15.682	6,911	108,381	0.36%	0.70%	17.54%
2003	13.342	910	12,138	0.00%	0.70%	33.42%
JP Morgan Mid-Cap Value
Premier Variable Universal Life
2007	19.017	48,402	920,446	0.87%	0.70%	1.74%
2006	18.693	45,324	847,220	0.61%	0.70%	16.03%
2005	16.110	63,805	1,027,931	0.12%	0.70%	8.45%
2004	14.855	16,087	238,968	0.21%	0.70%	20.22%
2003	12.357	7,351	90,837	0.00%	0.70%	23.57%
JP Morgan US Large Cap Core Equity
Premier Variable Universal Life
2007	9.578	69,150	662,340	1.10%	0.70%	0.94%
2006	9.488	73,217	694,716	0.98%	0.70%	15.76%
2005	8.196	75,354	617,638	1.24%	0.70%	0.64%
2004	8.144	101,024	822,731	0.77%	0.70%	8.72%
2003	7.491	92,609	693,691	0.73%	0.70%	27.25%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Mutual Shares Securities
Premier Variable Universal Life
2007	$15.698	80,703	$1,266,912	1.46%	0.70%	2.75%
2006	15.278	71,642	1,094,524	1.24%	0.70%	17.56%
2005	12.996	14,791	192,217	0.87%	0.70%	9.78%
2004	11.838	10,581	125,253	0.80%	0.70%	11.85%
2003	10.584	7,984	84,498	0.90%	0.70%	24.28%
PIMCO All Asset Portfolio Advisor
Premier Variable Universal Life
2007	11.686	1,037	12,103	7.38%	0.70%	7.43%
2006	10.878	1,053	11,451	17.79%	0.70%	3.84%
2005	10.476	1	7	0.00%	0.70%	4.68%
PIMCO Commodity Fund Admin
Premier Variable Universal Life
2007	12.952	23,572	305,310	6.26%	0.70%	22.37%
2006	10.584	8,069	85,397	5.71%	0.70%	(3.77%)
2005	10.999	4,265	46,915	2.33%	0.70%	9.99%
Symetra Complete & Complete Advisor
2007	123.242	291	35,744	0.00%	0.75%	23.24%
PIMCO Total Return Advisor
Symetra Complete & Complete Advisor
2007	100.297	-	-	0.15%	0.75%	0.30%
Pioneer Bond VCT Class I
Premier Variable Universal Life
2007	15.664	74,609	1,168,368	4.96%	0.70%	5.82%
2006	14.802	73,748	1,091,555	5.24%	0.70%	3.96%
2005	14.238	78,541	1,118,240	9.82%	0.70%	1.91%
2004	13.971	73,507	1,026,949	0.28%	0.70%	2.83%
2003	13.586	61,203	831,490	4.51%	0.70%	2.56%
Enhanced Variable Universal Life
2007	163.601	1,427	233,438	4.95%	0.90%	5.61%
2006	154.914	1,296	200,719	5.28%	0.90%	3.76%
2005	149.300	1,292	192,839	9.57%	0.90%	1.71%
2004	146.794	2,053	301,417	0.24%	0.90%	2.63%
2003	143.036	2,734	391,100	3.10%	0.90%	2.36%
Pioneer Emerging Markets VCT Class I1
Symetra Complete & Complete Advisor
2007	101.622	304	30,972	0.00%	0.75%	1.62%
Pioneer Emerging Markets VCT Class II
Premier Variable Universal Life
2007	26.620	36,541	972,713	0.36%	0.70%	41.46%
2006	18.819	31,685	596,258	0.42%	0.70%	34.57%
2005	13.985	3,373	47,168	0.29%	0.70%	39.85%
Symetra Complete & Complete Advisor
2007	142.452	-	-	0.37%	0.75%	42.45%
Pioneer Equity Income VCT Class I
Symetra Complete & Complete Advisor
2007	98.786	-	-	0.00%	0.75%	(1.21%)
Pioneer Equity Income VCT Class II
Premier Variable Universal Life
2007	12.967	14,284	185,228	2.49%	0.70%	(0.16%)
2006	12.988	3,793	49,272	2.57%	0.70%	21.27%
2005	10.710	2,379	25,482	2.28%	0.70%	5.89%
Symetra Complete & Complete Advisor
2007	100.543	-	-	1.20%	0.75%	0.54%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Pioneer Fund VCT Class I
Premier Variable Universal Life
2007	$14.176	247,343	$3,506,281	1.23%	0.70%	4.25%
2006	13.597	257,862	3,506,300	1.34%	0.70%	15.82%
2005	11.740	286,295	3,361,120	1.33%	0.70%	5.43%
2004	11.135	318,361	3,544,915	1.06%	0.70%	6.94%
2003	10.412	314,711	3,276,876	1.02%	0.70%	23.91%
Enhanced Variable Universal Life
2007	190.257	8,068	1,535,016	1.20%	0.90%	4.04%
2006	182.864	9,595	1,754,554	1.34%	0.90%	15.59%
2005	158.200	10,702	1,692,987	1.33%	0.90%	5.22%
2004	150.345	12,114	1,821,294	1.09%	0.90%	6.73%
2003	140.871	12,765	1,798,213	0.90%	0.90%	23.66%
Pioneer Growth Opportunities VCT Class I
Premier Variable Universal Life
2007	14.153	329,965	4,669,866	0.00%	0.70%	(4.53%)
2006	14.825	371,649	5,509,569	0.00%	0.70%	4.87%
2005	14.137	423,588	5,988,327	0.00%	0.70%	5.94%
2004	13.344	463,498	6,184,869	0.00%	0.70%	21.47%
2003	10.985	443,945	4,876,850	0.00%	0.70%	41.95%
Enhanced Variable Universal Life
2007	214.193	14,412	3,087,062	0.00%	0.90%	(4.73%)
2006	224.816	16,390	3,684,754	0.00%	0.90%	4.65%
2005	214.820	18,949	4,070,525	0.00%	0.90%	5.73%
2004	203.170	22,103	4,490,692	0.00%	0.90%	21.23%
2003	167.595	23,117	3,874,297	0.00%	0.90%	41.66%
Pioneer High Yield VCT Class II
Premier Variable Universal Life
2007	11.810	2,523	29,780	5.07%	0.70%	4.87%
2006	11.262	840	9,454	5.73%	0.70%	12.62%
Pioneer Mid-Cap Value VCT Class I
Premier Variable Universal Life
2007	19.347	99,007	1,915,551	0.77%	0.70%	4.84%
2006	18.454	102,518	1,891,877	1.03%	0.70%	11.81%
2005	16.505	110,473	1,823,345	0.30%	0.70%	7.13%
2004	15.406	120,104	1,850,308	0.41%	0.70%	14.42%
2003	13.465	116,660	1,570,781	0.34%	0.70%	44.44%
Enhanced Variable Universal Life
2007	232.632	2,279	529,960	0.80%	0.90%	4.63%
2006	222.336	2,363	525,279	1.02%	0.90%	11.59%
2005	199.251	2,451	488,318	0.31%	0.90%	6.92%
2004	186.355	2,790	520,008	0.40%	0.90%	14.19%
2003	163.199	2,619	427,450	0.40%	0.90%	44.15%
Pioneer Real Estate VCT Class I1 & 2
Symetra Complete & Complete Advisor
2007	94.225	49	4,599	0.00%	0.75%	(5.78%)
Pioneer Real Estate VCT Class II
Premier Variable Universal Life
2007	9.799	22,602	221,486	2.56%	0.70%	(19.67%)
2006	12.198	23,886	291,362	2.46%	0.70%	21.98%
Symetra Complete & Complete Advisor
2007	80.903	-	-	1.32%	0.75%	(19.10%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Pioneer Small-Cap Value VCT Class I2
Premier Variable Universal Life
2007	$19.682	57,336	$1,128,476	0.71%	0.70%	(7.61%)
2006	21.304	68,860	1,466,972	0.82%	0.70%	11.49%
2005	19.109	82,770	1,581,658	0.58%	0.70%	14.14%
2004	16.741	92,895	1,555,167	1.63%	0.70%	21.45%
2003	13.784	70,365	969,917	0.66%	0.70%	41.78%
Symetra Complete & Complete Advisor
2007	97.887	48	4,681	0.00%	0.75%	(2.11%)
Pioneer Small-Cap Value VCT Class II
Premier Variable Universal Life
2007	12.570	14,633	183,939	0.53%	0.70%	(7.83%)
2006	13.638	19,064	259,990	0.00%	0.70%	13.35%
2005	12.032	3,665	44,093	0.00%	0.70%	19.54%
Pioneer Strategic Income VCT Class I
Symetra Complete & Complete Advisor
2007	100.094	-	-	0.37%	0.75%	0.09%
Pioneer Strategic Income VCT Class II
Premier Variable Universal Life
2007	11.379	2,990	34,026	5.15%	0.70%	5.44%
2006	10.792	2,763	29,818	5.25%	0.70%	5.50%
2005	10.230	1,994	20,401	3.84%	0.70%	2.30%
Symetra Complete & Complete Advisor
2007	106.181	-	-	3.57%	0.75%	6.18%
Templeton Developing Markets II1
Premier Variable Universal Life
2007	28.330	39,655	1,123,437	2.16%	0.70%	27.88%
2006	22.154	46,986	1,040,904	1.05%	0.70%	27.20%
2005	17.417	67,266	1,171,550	1.50%	0.70%	26.54%
2004	13.764	30,937	425,802	1.84%	0.70%	23.84%
2003	11.114	19,692	218,855	1.07%	0.70%	51.93%
Templeton Global Income Securities I1
Symetra Complete & Complete Advisor
2007	100.413	49	4,899	0.00%	0.75%	0.41%
Templeton Global Income Securities II
Premier Variable Universal Life
2007	12.164	8,888	108,103	1.97%	0.70%	10.22%
2006	11.036	2,397	26,452	5.10%	0.70%	12.00%
2005	9.854	243	2,399	6.72%	0.70%	(1.59%)
Templeton Growth Securities I1
Symetra Complete & Complete Advisor
2007	98.616	146	14,433	0.00%	0.75%	(1.38%)
Templeton Growth Securities II1
Premier Variable Universal Life
2007	16.038	28,624	459,062	1.40%	0.70%	1.63%
2006	15.781	33,713	532,010	1.18%	0.70%	20.96%
2005	13.046	14,382	187,632	0.41%	0.70%	8.10%
2004	12.068	86,962	1,049,431	1.17%	0.70%	15.22%
2003	10.474	98,475	1,031,433	1.58%	0.70%	31.22%
VanGuard Total Stock Market Index[1]
Symetra Complete & Complete Advisor
2007	99.329	95	9,473	0.00%	0.75%	(0.67%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Wanger U.S. Smaller Companies
Premier Variable Universal Life
2007	$23.330	41,685	$972,494	0.00%	0.70%	4.65%
2006	22.293	36,833	821,116	0.24%	0.70%	7.12%
2005	20.811	44,597	928,102	0.00%	0.70%	10.48%
2004	18.837	48,675	916,876	0.00%	0.70%	17.51%
2003	16.030	46,560	746,387	0.00%	0.70%	42.22%

  1  Reference Note 1 for name changes, reorganizations and commencement dates occurring in 2007.

  2  Reference Note 5 for name changes, reorganizations and commencement dates occurring in 2006.

  3  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

  4  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund should be excluded.

  5  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio with the exception of fund reorganizations. Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Symetra Separate Account SL

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account SL

We have audited the accompanying statements of assets and liabilities of Symetra Separate Account SL (comprising, respectively, the AIM Capital Appreciation I, AIM Capital Appreciation II, AIM Capital Development Series I, AIM Capital Development Series II, AIM Global Healthcare, AIM Global Real Estate, AIM International Growth I, AIM International Growth II, American Century Balanced, American Century Inflation Protection I, American Century Inflation Protection II, American Century International, American Century Large Company Value II, American Century Ultra I, American Century Ultra II, American Century Value, Dreyfus Appreciation, Dreyfus MidCap Stock, Dreyfus Quality Bond, Dreyfus Socially Responsible, Dreyfus Stock Index, Dreyfus Technology Growth, DWS Balanced VIP A, DWS International VIP A, Federated Capital Income, Federated High Income Bond, Fidelity Asset Manager, Fidelity Asset Manager Growth, Fidelity Balanced, Fidelity Contrafund, Fidelity Equity Income, Fidelity Growth, Fidelity Growth & Income, Fidelity Growth Opportunities, Fidelity High Income, Fidelity Index 500, Fidelity Investment Grade Bond, Fidelity Mid-Cap Advisor I, Fidelity Mid-Cap Advisor II, Fidelity Money Market Fund, Fidelity Overseas, Franklin Flex Cap Growth Securities, Franklin Income Securities Fund Class I, Franklin Income Securities Fund Class II, Franklin Small-Cap Value Fund I, Franklin Small- Cap Value Fund II, Franklin Small-Mid Cap Growth I, Franklin Small-Mid Cap Growth II , Franklin U.S. Government II, Ibbotson Growth Class I, ING JP Morgan Emerging Markets Equity I, ING Global Resources, JP Morgan International Equity, JP Morgan Mid-Cap Value, JP Morgan US Large Cap Core Equity, Mutual Shares Securities, PIMCO All Asset Portfolio Advisor, PIMCO Commodity Fund Admin, PIMCO Total Return Advisor, Pioneer Bond VCT Class I, Pioneer Emerging Markets VCT Class I, Pioneer Emerging Markets VCT Class II, Pioneer Equity Income VCT Class I, Pioneer Equity Income VCT Class II, Pioneer Fund VCT Class I, Pioneer Growth Opportunities VCT Class I, Pioneer High Yield VCT Class II, Pioneer Mid-Cap Value VCT Class I, Pioneer Real Estate VCT Class I, Pioneer Real Estate VCT Class II, Pioneer Small-Cap Value VCT Class I, Pioneer Small-Cap Value VCT Class II, Pioneer Strategic Income VCT Class I, Pioneer Strategic Income VCT Class II, Templeton Developing Markets II, Templeton Global Income Securities I, Templeton Global Income Securities II, Templeton Growth Securities I, Templeton Growth Securities II, VanGuard Total Stock Market Index, and Wanger U.S. Smaller Companies sub-accounts) ("the Separate Account") as of December 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Separate Account SL at December 31, 2007, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 18, 2008

SYMETRA SEPARATE ACCOUNT SL

PART C

OTHER INFORMATION

Item 26:  Exhibits

Exhibit	Description	Reference

(a)	Resolution of Board of Directors of Symetra Life authorizing the Separate Account	(1)

(b)	Custodian Agreements	Not Applicable

(c)	Principal Underwriter’s Agreement	(1)
	Amendment to Principal Underwriter’s Agreement	(9)
	Form of Broker-Dealer Selling Agreement	(4)

(d)	Form of Individual Flexible Premium Variable Life Insurance Policy	(11)

(e)	(i) Application Form	(10)
	(ii) Part IV Application Form	(10)

(f)	Articles of Incorporation of Symetra Life Insurance Company as Amended 11/26/90	(1)
	Amendment to Articles of Incorporation of Symetra dated 9/1/04	(6)
	Bylaws of Symetra Life Insurance Company as Amended 6/4/04	(6)

(g)	Form of Reinsurance Agreement	Filed Herewith

(h)	Participation Agreement (ACVP)	(3)
	Amendment No. 1 to Participation Agreement (ACVP)	(3)
	Amendment No. 2 to Participation Agreement (ACVP)	(3)
	Amendment No. 3 to Participation Agreement (ACVP)	(3)
	Form of Amendment No. 4 to Participation Agreement (ACVP)	(5)
	Form of Amendment No. 5 to Participation Agreement (ACVP)	(7)
	Form of Amendment No. 6 to Participation Agreement (ACVP)	(16)
	Form of Amendment No. 7 to Participation Agreement (ACVP)	(16)
	Form of Amendment No. 8 to Participation Agreement (ACVP)	(16)

	Participation Agreement (AIM)	(3)
	Form of Amendment No. 1 to Participation Agreement (AIM)	(5)
	Form of Amendment No. 2 to Participation Agreement (AIM)	(19)
	Form of Amendment No. 3 to Participation Agreement (AIM)	(19)

	Form of Participation Agreement (Dreyfus)	(2)
	Amendment No. 1 to Participation Agreement (Dreyfus)	(5)
	Form of Amendment No. 2 to Participation Agreement (Dreyfus)	(17)

	Participation Agreement (Fidelity)	(13)
	Form of Sub-Licensing Agreement (Fidelity)	(13)
	Form of Amendment No. 1 to Participation Agreement (Fidelity)	(18)

	Participation Agreement (Franklin Templeton)	(3)
	Amendment No. 1 to Participation Agreement (FRK)	(3)
	Amendment No. 2 to Participation Agreement (FRK)	(3)
	Amendment No. 3 to Participation Agreement (FRK)	(6)
	Amendment No. 4 to Participation Agreement (FRK)	(6)

Exhibit	Description	Reference
	Amendment No. 5 to Participation Agreement (FRK)	(7)
	Form of Amendment No 6 to Participation Agreement (FRK)	(16)
	Form of Amendment No 7 to Participation Agreement (FRK)	(16)

	Form of Participation Agreement (Ibbotson)	(14)
	Form of Amendment No. 1 to Participation Agreement (Ibbotson)	(19)

	Form of Participation Agreement (JP Morgan Series Trust II)	(2)
	Amendment No. 1 to Participation Agreement (JP Morgan)	(5)
	Form of Amendment No 2. to Participation Agreement (JP Morgan)	(16)
	Form of Participation Agreement (JP Morgan)	(16)

	Form of Participation Agreement (Pioneer)	(6)
	Amendment to Participation Agreement (Pioneer)	(8)
	Form of Amendment No. 2 to Participation Agreement (Pioneer)	(16)
	Form of Amendment No. 3 to Participation Agreement (Pioneer)	(19)

	Form of Participation Agreement (PIMCO)	(7)
	Form of Amendment to Participation Agreement (PIMCO)	(15)

	Form of Participation Agreement (Summit)	(16)
	Form of Amendment No. 1 to Participation Agreement (Summit)	(16)
	Form of Amendment No. 2 to Participation Agreement (Summit)	(16)
	Form of Amendment No. 3 to Participation Agreement (Summit)	(19)

	Form of Participation Agreement (Vanguard)	(14)
	Form of Amendment to Participation Agreement (Vanguard)	(16)

	Form of Participation Agreement (Neuberger Berman)	(19)

(i)	Administrative Contracts: Form of Master Administrative Agreement with McCamish	(12)

(j)	Other Material Contracts	Not Applicable

(k)	Opinion and Consent of Counsel (Jacqueline M. Veneziani)	(10)

(l)	Opinion and Consent of Actuary (Graham T. Summerlee)	Filed Herewith

(m)	Sample Calculation	(12)

(n)	Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm	Filed Herewith

(o)	Omitted Financial Statements	Not Applicable

(p)	Initial Capital Agreements	Not Applicable

(q)	Redeemability Exemption: Description of Symetra Life Insurance Company’s Issuance, Transfer and Redemption Procedures for Policies	Filed Herewith

(1)	Incorporated by reference to Post-Effective Amendment No. 14 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

(2)	Incorporated by reference to Post-Effective Amendment No. 10 to From N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

(3)	Incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

(4)	Incorporated by reference to Post-Effective Amendment No. 22 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 19, 2002 (File No. 333-30329).

(5)	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

(6)	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).

(7)	Incorporated by reference to Post-Effective Amendment No. 30 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).

(8)	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).

(9)	Incorporated by reference to Post-Effective Amendment No. 33 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 28, 2006 (File No. 333-30329).

(10)	Incorporated by reference to Post-Effective Amendment No. 34 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 21, 2006 (File No. 333-136776).

(11)	Incorporated by reference to Post-Effective Amendment No. 37 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 20, 2006 (File No. 333-137015).

(12)	Incorporated by reference to Post-Effective Amendment No. 36 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 20, 2006 (File No. 333-136776)

(13)	Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).

(14)	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 15, 2007 (File No. 333-137411).

(15)	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).

(16)	Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776).

(17)	Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).

(18)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on January 31, 2008 (File No. 333-137411).

(19)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2008 (File No. 33-69712).

Item 27. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Separate Account SL or the variable life insurance policies offered through Symetra Separate Account SL.

Name	Positions with Symetra Life	Principal Business Address
Randall H. Talbot	Director and President	777 108th Avenue NE, Suite 1200
Bellevue, WA 98004

Roger F. Harbin	Director and Executive Vice President	777 108th Avenue NE, Suite 1200
Bellevue, WA 98004

Allyn D. Close	Director and Senior Vice President	777 108th Avenue NE, Suite 1200
Bellevue, WA 98004

George C. Pagos	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200
Bellevue, WA 98004

Jennifer V. Davies	Director and Senior Vice President	777 108th Avenue NE, Suite 1200
Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200
Bellevue, WA 98004

Tommie D. Brooks	Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200
Bellevue, WA 98004

Colleen M. Murphy	Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200
Bellevue, WA 98004

Graham T. Summerlee	Assistant Vice President and Senior Actuary	777 108th Avenue NE, Suite 1200
Bellevue, WA 98004

Michele M. Kemper	Vice President and Chief Compliance Officer of the Separate Account	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Richard J. Lindsay	Senior Vice President	777 108th Avenue NE, Suite 1200
Bellevue, WA 98004

Michael E. Madden	Vice President	777 108th Avenue NE, Suite 1200
Bellevue, WA 98004

Item 28. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

No person is directly or indirectly controlled by Registrant. Symetra Life established Symetra Separate Account SL (“Registrant”) by resolution of its Board of Directors pursuant to Washington law.  Symetra Life (the “Depositor”) is a wholly owned subsidiary of Symetra Financial Corporation.  Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law.  All subsidiaries of Symetra Financial Corporation are included in consolidated financial statements.  In addition, Symetra Life files a separate financial statement in connection with its issuance of products associated with its registration statement.  Following is an organization chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company
Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company
Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company
First Symetra National Life Insurance Company of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company
Symetra Assigned Benefits Service Company	100% Symetra Financial Corporation	WA	Structured Settlements Assignments and Factoring
Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company
Employee Benefit Consultants, Inc.	100% Symetra Administrative Services, Inc.	WI	Third Party Administrator
Wisconsin Pension and Group Services, Inc.	100% Symetra Administrative Services, Inc.	WI	Insurance Agency
Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter
Symetra Services Corporation	100% Symetra Financial Corporation	WA	Administrative Services
Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer
TFS Training & Consulting, Inc.	100% Symetra Financial Corporation	WA	Training and Consulting
Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Structured Settlements Factoring
Medical Risk Managers Holdings, Inc.	100% Symetra Financial Corporation	DE	Holding Company
Medical Risk Managers, Inc.	100% Medical Risk Managers Holdings, Inc.	DE	Managing General Underwriter
Health Network Strategies, LLC	60% Symetra Financial Corporation, 40% Other Members	DE	Benefit Plan Consultant

Item 29: Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws or statutes or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

a.                           Symetra Securities, Inc., the principal underwriter for the Policies, also acts as the principal underwriter for other Symetra Life variable life policies, Symetra Life’s variable annuity contracts and group variable annuity contracts.

b.                          The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Linda C. Mahaffey	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Roger F. Harbin	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Joanne M. Salisbury	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

LeeAnna G.K. Glessing	Treasurer and Financial Principal	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael F. Murphy	Assistant Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Laurie A. Hubbard	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

c.                           During the fiscal year ended December 31, 2007, Symetra Securities, Inc. received $466,800.44 in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained.  Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant’s contracts.

Item 31. Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 32. Management Services

Not Applicable

Item 33. Fee Representation

Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on the 30th day of April, 2008.

Symetra Separate Account SL

(Registrant)

By:	Symetra Life Insurance Company

By:	RANDALL H. TALBOT*
Randall H. Talbot, President

By:	Symetra Life Insurance Company
(Depositor)

By:	RANDALL H. TALBOT*
Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.  Those signatures with an asterisk (*) indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No.36 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 20, 2006 (File No. 333-136776).

NAME	TITLE

Allyn D. Close *	Director and Senior Vice President
Allyn D. Close

Jennifer V. Davies *	Director and Senior Vice President
Jennifer V. Davies

Roger F. Harbin*	Director and Executive Vice President
Roger F. Harbin

Margaret A. Meister*	Director, Chief Financial Operator, Executive Vice
Margaret A. Meister	President

Colleen M. Murphy *	Vice President, Controller, Treasurer and
Colleen M. Murphy	Assistant Secretary

/s/ George C. Pagos	Director, Senior Vice President, General Counsel and
George C. Pagos	Secretary

Randall H. Talbot *	Director and President
Randall H. Talbot